                       THE NEW ENGLAND VARIABLE ACCOUNT
                              ZENITH ACCUMULATOR
                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS
                 ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY
                      STATEMENT OF ADDITIONAL INFORMATION
                                   (PART B)

                                  MAY 1, 1998

  This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to the Prospectus dated May 1, 1998 and should be read in conjunction therewith. A copy of the Prospectus may be obtained by writing to New England Securities Corporation ("New England Securities") 399 Boylston Street, Boston, Massachusetts 02116.





VA-140SAI-98

                               TABLE OF CONTENTS

                                                                           PAGE
                                                                           -----
History...................................................................  II-3
Services Relating to the Variable Account and the Contracts...............  II-3
Performance Comparisons...................................................  II-3
Calculation of Performance Data...........................................  II-4
Net Investment Factor..................................................... II-23
Annuity Payments.......................................................... II-23
Hypothetical Illustrations of Annuity Income Payouts...................... II-25
Historical Illustrations of Annuity Income Payouts........................ II-28
Experts................................................................... II-31
Legal Matters............................................................. II-31
Appendix A................................................................ II-32
Financial Statements......................................................   F-1

                                    HISTORY

  The New England Variable Account (the "Variable Account") is a separate account of Metropolitan Life Insurance Company (the "Company"). The Variable Account was originally a separate account of New England Mutual Life Insurance Company, and became a separate account of the Company when New England Mutual Life Insurance Company merged with and into the Company on August 30, 1996.

          SERVICES RELATING TO THE VARIABLE ACCOUNT AND THE CONTRACTS

  Auditors. Deloitte & Touche LLP, located at 125 Summer Street, Boston, Massachusetts 02110, conducts an annual audit of the Variable Account's financial statements.

  Administrative Services Agreement. Pursuant to an administrative services agreement between New England Life Insurance Company ("NELICO") and the Company, NELICO serves as the Designated Office for servicing the Contracts and performs certain other administrative services for the Company relating to the Variable Account and the Contracts. NELICO is compensated for these services based on the expenses it incurs in providing them. NELICO was a wholly-owned subsidiary of New England Mutual Life Insurance Company before it merged into the Company, and became a subsidiary of the Company as a result of the merger. For services rendered, the Company paid NELICO $4,461,228.08, for the period August 30, 1996 to December 31, 1996, and $13,017,919.74 for the one-year period ended December 31, 1997.

  Principal Underwriter. New England Securities Corporation ("New England Securities"), an indirect subsidiary of the Company, serves as principal underwriter for the Variable Account pursuant to a distribution agreement with the Company. The Contracts are offered continuously and are sold by NELICO's life insurance agents and insurance brokers who are registered representatives of New England Securities. Contracts also may be sold by registered representatives of broker-dealers that have selling agreements with New England Securities. The Company pays commissions, none of which are retained by New England Securities, to the registered representatives involved in selling Contracts. For the years ended December 31, 1995, 1996 and 1997 the Company paid commissions in the amount of $5,203,001.05, $5,927,575.34 and $5,719,756.22, respectively.

                            PERFORMANCE COMPARISONS

  Articles and releases, developed by the Company, the Eligible Funds (as defined in the Prospectus) and other parties, about the Account or the Eligible Funds regarding performance, rankings, statistics and analyses of the Account's, the individual Eligible Funds' and fund groups' asset levels and sales volumes, statistics and analyses of industry sales volumes and asset levels, and other characteristics may appear in publications, including, but not limited to, those publications listed in Appendix A to this Statement of Additional Information. In particular, some or all of these publications may publish their own rankings or performance reviews including the Account or the Eligible Funds. References to or reprints of such articles may be used in the Company's promotional literature. Such literature may refer to personnel of the advisers, who have portfolio management responsibility, and their investment style. The references may allude to or include excerpts from articles appearing in the media.

  The advertising and sales literature of the Contract and the Account may refer to historical, current and prospective economic trends and may include historical and current performance and total returns of investment alternatives.

  In addition, sales literature may be published concerning topics of general investor interest for the benefit of registered representatives and prospective Contractholders. These materials may include, but are not limited to, discussions of college planning, retirement planning, reasons for investing and historical examples of the investment performance of various classes of securities, securities markets and indices.

                        CALCULATION OF PERFORMANCE DATA

  The tables below illustrate hypothetical average annual total returns for each sub-account for the periods shown, based on the actual investment experience of the sub-accounts, and the Eligible Funds during those periods. The tables do not represent what may happen in the future.

  The Variable Account was not established until July, 1987. The Contracts were not available until September, 1988. The Capital Growth, Back Bay Advisors Bond Income and Back Bay Advisors Money Market Series commenced operations on August 26, 1983. The Westpeak Growth and Income and Goldman Sachs Midcap Value (formerly the Loomis Sayles Avanti Growth Series) commenced operations on April 30, 1993. The Equity-Income Portfolio commenced operations on October 9, 1986, and the Overseas Portfolio commenced operations on January 28, 1987. The Loomis Sayles Small Cap Series commenced operations on May 2, 1994. The other Zenith Fund Series (Loomis Sayles Balanced, Morgan Stanley International Magnum Equity, Alger Equity Growth, Davis Venture Value, Salomon Brothers Strategic Bond Opportunities and Salomon Brothers U.S. Government) commenced operations on October 31, 1994.

  Calculations of average annual total return are based on the assumption that a single investment of $1,000 was made at the beginning of each period shown. The figures do not reflect the effect of any premium tax charges, which apply in certain states, and which would reduce the results shown.

  The average annual total return is related to surrender value and is calculated as follows. The amount of the assumed $1,000 purchase payment for a Contract issued at the beginning of the period is divided by the Accumulation Unit Value of each sub-account at the beginning of the period shown to arrive at the number of Accumulation Units purchased. The number of Accumulation Units is reduced on each Contract anniversary to reflect deduction of the annual $30 Administration Contract Charge from the Contract Value. Each such $30 deduction reduces the number of units held under the Contract by an amount equal to $30 divided by the Accumulation Unit Value on the date of the deduction. The total number of units held under the Contract at the beginning of the last Contract Year covered by the period shown is multiplied by the Accumulation Unit Value on December 31, 1997 to arrive at the Contract Value on that date. This Contract Value is then reduced by the applicable Contingent Deferred Sales Charge and by the portion of the $30 Administration Contract Charge which would be deducted upon surrender on December 31, 1997 to arrive at the surrender value. The average annual total return is the annual compounded rate of return which would produce the surrender value on December 31, 1997. In other words, the average annual total return is the rate which, when added to 1, raised to a power reflecting the number of years in the period shown, and multiplied by the initial $1,000 investment, yields the surrender value at the end of the period. The average annual total returns assume that no premium tax charge has been deducted.

  Sub-account average total return, which is calculated in accordance with the SEC standardized formula, uses the inception date of the sub-account through which the Eligible Fund shown is available. Fund total return adjusted for Contract charges uses the inception date of the Eligible Fund shown, and therefore may reflect periods prior to the availablity of the corresponding sub-account under the Contract. THIS INFORMATION DOES NOT INDICATE OR REPRESENT FUTURE PERFORMANCE.

                    SUB-ACCOUNT AVERAGE ANNUAL TOTAL RETURN

  For purchase payment allocated to the Loomis Sayles Small Cap Series:

                       PERIOD ENDING DECEMBER 31, 1997
                       -------------------------------
     1 Year..............................................................  13.7%
     Since Inception of the Sub-Account..................................  15.6%

  For purchase payment allocated to the Morgan Stanley International Magnum
Equity Series:*

                       PERIOD ENDING DECEMBER 31, 1997
                       -------------------------------
     1 Year.............................................................. -10.7%
     Since Inception of the Sub-Account..................................  -1.4%

--------
* The Morgan Stanley International Magnum Equity Series' subadviser was Draycott Partners, Ltd. until May 1, 1997, when Morgan Stanley Asset Management Inc. became the subadviser.

  For purchase payment allocated to the Overseas Portfolio:

                        PERIOD ENDING DECEMBER 31, 1997
                        -------------------------------
     1 Year...............................................................  1.3%
     Since Inception of the Sub-Account...................................  4.6%

  For purchase payment allocated to the Alger Equity Growth Series:

                        PERIOD ENDING DECEMBER 31, 1997
                        -------------------------------
     1 Year............................................................... 14.4%
     Since Inception of the Sub-Account................................... 19.2%

  For purchase payment allocated to the Capital Growth Series:

                        PERIOD ENDING DECEMBER 31, 1997
                        -------------------------------
     1 Year............................................................... 12.4%
     5 Years.............................................................. 12.1%
     Since Inception of the Sub-Account................................... 12.5%

  For purchase payment allocated to the Goldman Sachs Midcap Value Series**:

                        PERIOD ENDING DECEMBER 31, 1997
                        -------------------------------
     1 Year...............................................................  6.7%
     Since Inception of the Sub-Account...................................  9.8%

  For purchase payment allocated to the Davis Venture Value Series:

                        PERIOD ENDING DECEMBER 31, 1997
                        -------------------------------
     1 Year............................................................... 21.8%
     Since Inception of the Sub-Account................................... 23.6%

  For purchase payment allocated to the Westpeak Growth and Income Series:

                        PERIOD ENDING DECEMBER 31, 1997
                        -------------------------------
     1 Year............................................................... 21.7%
     Since Inception of the Sub-Account................................... 14.8%

  For purchase payment allocated to the Equity-Income Portfolio:

                        PERIOD ENDING DECEMBER 31, 1997
                        -------------------------------
     1 Year............................................................... 16.7%
     Since Inception of the Sub-Account................................... 14.3%

  For purchase payment allocated to the Loomis Sayles Balanced Series:

                        PERIOD ENDING DECEMBER 31, 1997
                        -------------------------------
     1 Year...............................................................  5.6%
     Since Inception of the Sub-Account................................... 12.2%

  For purchase payment allocated to the Salomon Brothers Strategic Bond
Opportunities Series:

                        PERIOD ENDING DECEMBER 31, 1997
                        -------------------------------
     1 Year...............................................................   .8%
     Since Inception of the Sub-Account...................................  7.7%

--------
** The Goldman Sachs Midcap Value Series' subadviser was Loomis, Sayles &
   Company, L.P. until May 1, 1998, when Goldman Sachs Asset Management became the subadviser.

  For purchase payment allocated to the Back Bay Advisors Bond Income Series:

                        PERIOD ENDING DECEMBER 31, 1997
                        -------------------------------
     1 Year...............................................................   .7%
     5 Years..............................................................  3.9%
     Since Inception of the Sub-Account...................................  5.9%

  For purchase payment allocated to the Salomon Brothers U.S. Government
Series:

                        PERIOD ENDING DECEMBER 31, 1997
                        -------------------------------
     1 Year............................................................... -1.6%
     Since Inception of the Sub-Account...................................  2.8%

  For purchase payment allocated to the Back Bay Advisors Money Market Series:

                        PERIOD ENDING DECEMBER 31, 1997
                        -------------------------------
     1 Year............................................................... -4.5%
     5 Years..............................................................  -.5%
     Since Inception of the Sub-Account...................................  1.4%

                FUND TOTAL RETURN ADJUSTED FOR CONTRACT CHARGES

  For purchase payment allocated to the Loomis Sayles Small Cap Series:

                       PERIOD ENDING DECEMBER 31, 1997
                       -------------------------------
     1 Year..............................................................  13.7%
     Since Inception of the Fund.........................................  15.6%

  For purchase payment allocated to the Morgan Stanley International Magnum
Equity Series:*

                       PERIOD ENDING DECEMBER 31, 1997
                       -------------------------------
     1 Year.............................................................. -10.7%
     Since Inception of the Fund.........................................  -1.4%

  For purchase payment allocated to the Overseas Portfolio:

                       PERIOD ENDING DECEMBER 31, 1997
                       -------------------------------
     1 Year..............................................................   1.3%
     5 Years.............................................................   9.5%
     10 Years............................................................   5.7%
     Since Inception of the Fund.........................................   4.0%

  For purchase payment allocated to the Alger Equity Growth Series:

                       PERIOD ENDING DECEMBER 31, 1997
                       -------------------------------
     1 Year..............................................................  14.4%
     Since Inception of the Fund.........................................  19.2%

--------
* The Morgan Stanley International Magnum Equity Series' subadviser was Draycott Partners, Ltd. until May 1, 1997, when Morgan Stanley Asset Management Inc. became the subadviser.

  For purchase payment allocated to the Capital Growth Series:

                        PERIOD ENDING DECEMBER 31, 1997
                        -------------------------------
     1 Year............................................................... 12.4%
     5 Years.............................................................. 12.1%
     10 Years............................................................. 10.0%
     Since Inception of the Fund.......................................... 20.7%

  For purchase payment allocated to the Goldman Sachs Midcap Value Series:**

                        PERIOD ENDING DECEMBER 31, 1997
                        -------------------------------
     1 Year...............................................................  6.7%
     Since Inception of the Fund.......................................... 11.6%

  For purchase payment allocated to the Davis Venture Value Series:

                        PERIOD ENDING DECEMBER 31, 1997
                        -------------------------------
     1 Year............................................................... 21.8%
     Since Inception of the Fund.......................................... 23.6%

  For purchase payment allocated to the Westpeak Growth and Income Series:

                        PERIOD ENDING DECEMBER 31, 1997
                        -------------------------------
     1 Year............................................................... 21.7%
     Since Inception of the Fund.......................................... 15.8%

  For purchase payment allocated to the Equity-Income Portfolio:

                        PERIOD ENDING DECEMBER 31, 1997
                        -------------------------------
     1 Year............................................................... 16.7%
     5 Years.............................................................. 15.3%
     10 Years............................................................. 13.1%
     Since Inception of the Fund.......................................... 10.9%

  For purchase payment allocated to the Loomis Sayles Balanced Series:

                        PERIOD ENDING DECEMBER 31, 1997
                        -------------------------------
     1 Year...............................................................  5.6%
     Since Inception of the Fund.......................................... 12.2%

  For purchase payment allocated to the Salomon Brothers Strategic Bond
Opportunities Series:

                        PERIOD ENDING DECEMBER 31, 1997
                        -------------------------------
     1 Year...............................................................   .8%
     Since Inception of the Fund..........................................  7.7%

  For purchase payment allocated to the Back Bay Advisors Bond Income Series:

                        PERIOD ENDING DECEMBER 31, 1997
                        -------------------------------
     1 Year...............................................................   .7%
     5 Years..............................................................  3.9%
     10 Years.............................................................  6.1%
     Since Inception of the Fund..........................................  7.0%

--------
** The Goldman Sachs Midcap Value Series' subadviser was Loomis, Sayles &
   Company, L.P. until May 1, 1998, when Goldman Sachs Asset Management became the subadviser.

  For purchase payment allocated to the Salomon Brothers U.S. Government
Series:

                        PERIOD ENDING DECEMBER 31, 1997
                        -------------------------------
     1 Year............................................................... -1.6%
     Since Inception of the Fund..........................................  2.8%

  For purchase payment allocated to the Back Bay Advisors Money Market Series:

                        PERIOD ENDING DECEMBER 31, 1997
                        -------------------------------
     1 Year............................................................... -4.5%
     5 Years..............................................................  -.5%
     10 Years.............................................................  1.7%
     Since Inception of the Fund..........................................  2.7%

  Information is available illustrating the impact of fund performance on annuity payouts. For examples, see "Historical Illustrations of Annuity Income Payments" and "Hypothetical Illustrations of Annuity Income Payments" in this Statement of Additional Information.

  The following chart illustrates how the average annual total return was determined for the five year period ending December 31, 1997 for the sub-account investing in the Capital Growth Series based on the assumptions used in the above table. The units column below shows the number of accumulation units hypothetically purchased by the investment in the Capital Growth Series in the first year (assuming that no premium tax is deducted). The units are reduced on each Contract anniversary to reflect the deduction of the $30 Administration Contract Charge. The illustration assumes no premium tax charge is deducted.

  The unit values of the sub-accounts reflect the change in the net asset value of the underlying Eligible Funds plus the reinvestment of dividends from net investment income and of distributions from net realized gains, if any. The unit values also reflect the deduction of the Mortality and Expense Risk Charge as well as the Administration Asset Charge.

                                                                      AVERAGE
                                        UNIT    CONTRACT  SURRENDER ANNUAL TOTAL
DATE                          UNITS     VALUE     VALUE     VALUE      RETURN
----                         -------- --------- --------- --------- ------------
December 31, 1992........... 125.3436  7.978068 $1,000.00
December 31, 1993........... 122.0281  9.049554  1,104.30 $1,044.67     4.47%
December 31, 1994........... 118.4129  8.297578    982.54    933.90    -3.36%
December 31, 1995........... 115.7582 11.300017  1,308.07  1,249.21     7.70%
December 31, 1996........... 113.5352 13.496435  1,532.32  1,470.26    10.12%
December 31, 1997........... 111.7107 16.441932  1,836.74  1,770.62    12.10%

  The following charts illustrate what would have been the growth and value of a $10,000 purchase payment for a Contract if it had been invested in each of the Eligible Funds on the first day of the first month after those Eligible Funds became available: September 1, 1983 in the case of the Back Bay Advisors Money Market, Back Bay Advisors Bond Income and Capital Growth Series; November 1, 1986 in the case of the Equity-Income Portfolio; February 1, 1987 in the case of the Overseas Portfolio; May 1, 1993 in the case of the Westpeak Growth and Income and Goldman Sachs Midcap Value Series; May 2, 1994 in the case of the Loomis Sayles Small Cap Series; and November 1, 1994 for the other Zenith Fund Series. The figures shown do not reflect the deduction of any premium tax charge. During the period when the Contingent Deferred Sales Charge applies, the percentage return on surrender value from year to year (after the 1st year) will be greater than the percentage return on Contract Value for the same years. This is because the percentage return on surrender value reflects not only investment experience but also the annual reduction in the applicable Contingent Deferred Sales Charge. In the first chart, the Contract Value and surrender value on each date shown are calculated in the manner described in the preceding illustrations of average annual total return, assuming that no premium tax charge is deducted.

  In the second and third charts, the difference between the Contract Value or surrender value at the beginning and at the end of each year is divided by the beginning Contract Value or surrender value to arrive at the annual percentage change. The cumulative return information set forth in these charts is determined by taking the difference between the $10,000 investment and the ending Contract Value or surrender value and dividing it by $10,000. The annual effective rate of return in this illustration is calculated in the same manner as the average annual total return described in the preceding illustration, assuming that no premium tax charge is deducted.

                   $10,000 SINGLE PURCHASE PAYMENT CONTRACT
    ISSUED SEPTEMBER 1, 1983 (FOR SUB-ACCOUNTS INVESTING IN CAPITAL GROWTH,
       BACK BAY ADVISORS BOND INCOME AND BACK BAY ADVISORS MONEY MARKET) (EQUITY-INCOME: NOVEMBER 1, 1986 AND OVERSEAS: FEBRUARY 1, 1987)
  (WESTPEAK GROWTH AND INCOME AND GOLDMAN SACHS MIDCAP VALUE(3): MAY 1, 1993)
                    (LOOMIS SAYLES SMALL CAP: MAY 2, 1994)
                 (OTHER ZENITH FUND SERIES: NOVEMBER 1, 1994)
                              INVESTMENT RESULTS

                                                                                           CONTRACT VALUE(1)
                    ------------------------------------------------------------------------------------------------------
                                  MORGAN
                      LOOMIS      STANLEY                                       GOLDMAN               WESTPEAK
                      SAYLES   INTERNATIONAL              ALGER                  SACHS      DAVIS      GROWTH
                      SMALL       MAGNUM                  EQUITY     CAPITAL     MIDCAP    VENTURE      AND      EQUITY-
                       CAP       EQUITY(2)    OVERSEAS    GROWTH     GROWTH     VALUE(3)    VALUE      INCOME     INCOME
                    ---------- ------------- ---------- ---------- ----------- ---------- ---------- ---------- ----------
 As of December
 31:
  1983............                                                 $ 10,470.12
  1984............                                                   10,237.14
  1985............                                                   16,941.91
  1986............                                                   32,599.29                                  $ 9,888.64
  1987............                           $ 9,345.49              49,087.62                                    9,615.25
  1988............                             9,936.28              44,141.97                                   11,611.24
  1989............                            12,343.46              56,919.65                                   13,412.67
  1990............                            11,945.10              54,170.04                                   11,176.22
  1991............                            12,695.83              82,262.43                                   14,462.11
  1992............                            11,156.05              76,212.70                                   16,645.30
  1993............                            15,078.13              86,417.09 $11,370.39            $11,321.11  19,396.57
  1994............  $ 9,590.97  $10,237.83    15,104.86 $ 9,695.00   79,208.42  11,157.06 $ 9,628.96  11,004.57  20,460.15
  1995............   12,156.37   10,698.65    16,311.44  14,193.96  107,838.80  14,313.48  13,201.25  14,780.39  27,238.96
  1996............   15,637.59   11,227.90    18,185.02  15,815.91  128,763.66  16,574.48  16,356.09  17,185.98  30,677.47
  1997............   19,225.09   10,904.04    19,981.29  19,572.63  156,835.46  19,149.94  21,511.40  22,593.88  38,742.01
                                                                                           SURRENDER VALUE(1)
                    ------------------------------------------------------------------------------------------------------
                                  MORGAN
                      LOOMIS      STANLEY                                       GOLDMAN               WESTPEAK
                      SAYLES   INTERNATIONAL              ALGER                  SACHS      DAVIS      GROWTH
                      SMALL       MAGNUM                  EQUITY     CAPITAL     MIDCAP    VENTURE      AND      EQUITY-
                       CAP       EQUITY(2)    OVERSEAS    GROWTH     GROWTH     VALUE(3)    VALUE      INCOME     INCOME
                    ---------- ------------- ---------- ---------- ----------- ---------- ---------- ---------- ----------
 As of December
 31:
  1983............                                                 $  9,847.62
  1984............                                                    9,674.33
  1985............                                                   16,131.91
  1986............                                                   31,789.29                                  $ 9,305.15
  1987............                           $ 8,771.28              48,277.62                                    9,091.03
  1988............                             9,372.22              43,331.97                                   11,031.48
  1989............                            11,704.96              56,109.65                                   12,804.10
  1990............                            11,380.07              53,360.04                                   10,718.58
  1991............                            12,154.15              81,452.43                                   13,936.47
  1992............                            10,726.94              75,516.79                                   16,115.97
  1993............                            14,575.67              86,407.09 $10,685.22            $10,638.82  18,867.86
  1994............  $ 9,012.40  $ 9,633.91    14,669.53 $ 9,122.84   79,198.42  10,534.58 $ 9,060.66  10,390.32  20,086.86
  1995............   11,482.43   10,115.92    15,990.34  13,422.49  107,828.80  13,584.96  12,483.38  14,028.76  26,988.81
  1996............   14,846.03   10,667.11    17,993.85  15,028.03  128,753.66  15,808.63  15,551.09  16,392.61  30,672.47
  1997............   18,407.59   10,408.36    19,953.79  18,767.63  156,825.48  18,354.37  20,706.40  21,773.88  38,737.01
                                  SALOMON
                                 BROTHERS     BACK BAY   SALOMON    BACK BAY
                      LOOMIS     STRATEGIC    ADVISORS   BROTHERS   ADVISORS
                      SAYLES       BOND         BOND       U.S.      MONEY
                     BALANCED  OPPORTUNITIES   INCOME   GOVERNMENT   MARKET
                    ---------- ------------- ---------- ---------- ----------
 As of December
 31:
  1983............                           $10,339.37            $10,258.59
  1984............                            11,453.64             11,175.34
  1985............                            13,388.01             11,905.86
  1986............                            15,137.25             12,514.94
  1987............                            15,242.29             13,122.50
  1988............                            16,265.40             13,889.20
  1989............                            17,990.50             14,941.00
  1990............                            19,151.95             15,916.76
  1991............                            22,256.25             16,648.66
  1992............                            23,722.98             17,018.47
  1993............                            26,326.49             17,259.12
  1994............  $ 9,968.28  $ 9,838.87    25,071.19 $10,038.07  17,674.12
  1995............   12,242.06   11,557.83    29,948.07  11,360.92  18,401.19
  1996............   14,087.95   13,008.06    30,873.63  11,548.68  19,053.28
  1997............   16,117.12   14,224.45    33,745.25  12,328.54  19,770.95
                                  SALOMON
                                 BROTHERS     BACK BAY   SALOMON    BACK BAY
                      LOOMIS     STRATEGIC    ADVISORS   BROTHERS   ADVISORS
                      SAYLES       BOND         BOND       U.S.      MONEY
                     BALANCED  OPPORTUNITIES   INCOME   GOVERNMENT   MARKET
                    ---------- ------------- ---------- ---------- ----------
 As of December
 31:
  1983............                           $ 9,724.51            $ 9,648.46
  1984............                            10,825.14             10,561.87
  1985............                            12,715.30             11,306.52
  1986............                            14,446.07             11,941.77
  1987............                            14,614.97             12,581.04
  1988............                            15,669.85             13,379.19
  1989............                            17,413.80             14,460.36
  1990............                            18,624.85             15,477.01
  1991............                            21,845.84             16,338.98
  1992............                            23,499.47             16,855.30
  1993............                            26,316.49             17,249.12
  1994............  $ 9,380.13  $ 9,258.29    25,061.19 $ 9,445.85  17,664.12
  1995............   11,575.99   10,928.71    29,938.07  10,742.43  18,391.19
  1996............   13,385.59   12,359.16    30,863.63  10,972.02  19,043.28
  1997............   15,386.85   13,579.35    33,735.25  11,768.76  19,760.95

                 ANNUAL PERCENTAGE CHANGE IN CONTRACT VALUE(1)

                                        MORGAN
                            LOOMIS      STANLEY                                      GOLDMAN
                            SAYLES   INTERNATIONAL              ALGER                 SACHS     DAVIS
                            SMALL       MAGNUM                 EQUITY     CAPITAL     MIDCAP   VENTURE
                             CAP       EQUITY(2)   OVERSEAS    GROWTH      GROWTH    VALUE(3)   VALUE
                          ---------- ------------- -------- ------------- --------  ---------- --------
As of December 31:
 1983...................                                                      4.70%
 1984...................                                                     -2.23
 1985...................                                                     65.49
 1986...................                                                     92.42
 1987...................                             -6.55%                  50.58
 1988...................                              6.32                  -10.08
 1989...................                             24.23                   28.95
 1990...................                             -3.23                   -4.83
 1991...................                              6.28                   51.86
 1992...................                            -12.13                   -7.35
 1993...................                             35.16                   13.39    13.70%
 1994...................     -4.09%       2.38%       0.18      -3.05%       -8.34    -1.88      -3.71%
 1995...................     26.75        4.50        7.99      46.40        36.15    28.29      37.10
 1996...................     28.64        4.95       11.49      11.43        19.40    15.80      23.90
 1997...................     22.94       -2.88        9.88      23.75        21.80    15.54      31.52
Cumulative Return.......     92.25        9.04       99.81      95.73     1,468.35    91.50     115.11
Annual Effective Rate of
 Return.................     19.52        2.77        6.55      23.64        21.18    14.93      27.39
                                                               SALOMON
                                                              BROTHERS    BACK BAY   SALOMON   BACK BAY
                           WESTPEAK                 LOOMIS    STRATEGIC   ADVISORS   BROTHERS  ADVISORS
                            GROWTH      EQUITY-     SAYLES      BOND        BOND       U.S.     MONEY
                          AND INCOME    INCOME     BALANCED OPPORTUNITIES  INCOME   GOVERNMENT  MARKET
                          ---------- ------------- -------- ------------- --------  ---------- --------
As of December 31:
 1983...................                                                      3.39%               2.59%
 1984...................                                                     10.78                8.94
 1985...................                                                     16.89                6.54
 1986...................                 -1.11%                              13.07                5.12
 1987...................                 -2.76                                0.69                4.85
 1988...................                 20.76                                6.71                5.84
 1989...................                 15.51                               10.61                7.57
 1990...................                -16.67                                6.46                6.53
 1991...................                 29.40                               16.21                4.60
 1992...................                 15.10                                6.59                2.22
 1993...................     13.21%      16.53                               10.97                1.41
 1994...................     -2.80        5.48       -0.32%     -1.61%       -4.77     0.38%      2.40
 1995...................     34.31       33.13       22.81      17.47        19.45    13.18       4.11
 1996...................     16.28       12.62       15.08      12.55         3.09     1.65       3.54
 1997...................     31.47       26.29       14.40       9.35         9.30     6.75       3.77
Cumulative Return.......    125.94      287.42       61.17      42.24       237.45    23.29      97.71
Annual Effective Rate of
 Return.................     19.08       12.90       16.28      11.78         8.86     6.84       4.87

                                                              LEHMAN
                                                           INTERMEDIATE
                                                           GOVERNMENT/
                                      DOW JONES  S&P 500    CORPORATE   CONSUMER
                                      INDUSTRIAL  STOCK        BOND      PRICE
                                      AVERAGE(4) INDEX(5)    INDEX(6)   INDEX(7)
                                      ---------- --------  ------------ --------
As of December 31:
 1983...............................       5.11%     1.79%      4.51%     1.07%
 1984...............................       1.35      6.27      14.37      3.95
 1985...............................      33.62     31.73      18.06      3.77
 1986...............................      27.25     18.66      13.13      1.13
 1987...............................       5.55      5.25       3.66      4.41
 1988...............................      16.21     16.61       6.67      4.42
 1989...............................      32.24     31.69      12.77      4.65
 1990...............................       -.54     -3.10       9.16      6.11
 1991...............................      24.25     30.47      14.62      3.06
 1992...............................       7.40      7.62       7.17      2.90
 1993...............................      16.97     10.08       8.79      2.75
 1994...............................       5.02      1.32      -1.93      2.67
 1995...............................      36.94     37.58      15.33      2.54
 1996...............................      28.91     22.96       4.05      3.32
 1997...............................      24.91     33.36       7.87      1.83
Cumulative Return...................   1,166.71  1,026.38     283.07     65.47
Annual Effective Rate of Return.....      18.44     17.52       9.37      3.41

                 ANNUAL PERCENTAGE CHANGE IN SURRENDER VALUE(1)

                                        MORGAN
                            LOOMIS      STANLEY                                      GOLDMAN
                            SAYLES   INTERNATIONAL              ALGER                 SACHS     DAVIS
                            SMALL       MAGNUM                 EQUITY     CAPITAL     MIDCAP   VENTURE
                             CAP       EQUITY(2)   OVERSEAS    GROWTH      GROWTH    VALUE(3)   VALUE
                          ---------- ------------- -------- ------------- --------  ---------- --------
As of December 31:
 1983...................                                                     -1.52%
 1984...................                                                     -1.76
 1985...................                                                     66.75
 1986...................                                                     97.06
 1987...................                            -12.29%                  51.87
 1988...................                              6.85                  -10.24
 1989...................                             24.89                   29.49
 1990...................                             -2.78                   -4.90
 1991...................                              6.80                   52.65
 1992...................                            -11.74                   -7.29
 1993...................                             35.88                   14.42     6.85%
 1994...................     -9.88%      -3.66%       0.64      -8.77%       -8.34    -1.41      -9.39%
 1995...................     27.41        5.00        9.00      47.13        36.15    28.96      37.78
 1996...................     29.29        5.45       12.53      11.96        19.41    16.37      24.57
 1997...................     23.99       -2.43       10.89      24.88        21.80    16.10      33.15
Cumulative Return.......     84.08        4.08       99.54      87.68     1,468.25    83.54     107.06
Annual Effective Rate of
 Return.................     18.11        1.27        6.54      22.01        21.17    13.89      25.86
                                                               SALOMON
                                                              BROTHERS    BACK BAY   SALOMON   BACK BAY
                           WESTPEAK                 LOOMIS    STRATEGIC   ADVISORS   BROTHERS  ADVISORS
                            GROWTH      EQUITY-     SAYLES      BOND        BOND       U.S.     MONEY
                          AND INCOME    INCOME     BALANCED OPPORTUNITIES  INCOME   GOVERNMENT  MARKET
                          ---------- ------------- -------- ------------- --------  ---------- --------
As of December 31:
 1983...................                                                     -2.75%              -3.52%
 1984...................                                                     11.32                9.47
 1985...................                                                     17.46                7.05
 1986...................                 -6.95%                              13.61                5.62
 1987...................                 -2.30                                1.17                5.35
 1988...................                 21.34                                7.22                6.34
 1989...................                 16.07                               11.13                8.08
 1990...................                -16.29                                6.95                7.03
 1991...................                 30.02                               17.29                5.57
 1992...................                 15.64                                7.57                3.16
 1993...................      6.39%      17.08                               11.99                2.34
 1994...................     -2.34        6.46       -6.20%     -7.42%       -4.77    -5.54%      2.41
 1995...................     35.02       34.36       23.41      18.04        19.46    13.73       4.12
 1996...................     16.85       13.65       15.63      13.09         3.09     2.14       3.55
 1997...................     32.83       26.29       14.95       9.87         9.30     7.26       3.77
Cumulative Return.......    117.74      287.37       53.87      35.79       237.35    17.69      97.61
Annual Effective Rate of
 Return.................     18.14       12.90       14.59      10.15         8.85     5.28       4.87

                                                              LEHMAN
                                                           INTERMEDIATE
                                                           GOVERNMENT/
                                      DOW JONES  S&P 500    CORPORATE   CONSUMER
                                      INDUSTRIAL  STOCK        BOND      PRICE
                                      AVERAGE(4) INDEX(5)    INDEX(6)   INDEX(7)
                                      ---------- --------  ------------ --------
As of December 31:
 1983...............................       5.11%     1.79%      4.51%     1.07%
 1984...............................       1.35      6.27      14.37      3.95
 1985...............................      33.62     31.73      18.06      3.77
 1986...............................      27.25     18.66      13.13      1.13
 1987...............................       5.55      5.25       3.66      4.41
 1988...............................      16.21     16.61       6.67      4.42
 1989...............................      32.24     31.69      12.77      4.65
 1990...............................       -.54     -3.10       9.16      6.11
 1991...............................      24.25     30.47      14.62      3.06
 1992...............................       7.40      7.62       7.17      2.90
 1993...............................      16.97     10.08       8.79      2.75
 1994...............................       5.02      1.32      -1.93      2.67
 1995...............................      36.94     37.58      15.35      2.54
 1996...............................      28.91     22.96       4.05      3.32
 1997...............................      24.91     33.36       7.87      1.83
Cumulative Return...................   1,166.71  1,026.38     283.07     65.47
Annual Effective Rate of Return.....      18.44     17.52       9.37      3.41

--------
NOTES:
(1) The Contract Value, surrender value and annual percentage change figures assume reinvestment of dividends and capital gain distributions. The Contract Value figures are net of all deductions and expenses except premium tax. Each surrender value shown equals the Contract Value less any applicable Contingent Deferred Sales Charge and a pro rata portion of the annual $30 Administration Contract Charge. (See "Administration Charges, Contingent Deferred Sales and Other Deductions.") 1983 figures for the Capital Growth, Back Bay Advisors Bond Income and Back Bay Advisors Money Market Series are from September 1 through December 31, 1983. The 1986 figure for the Equity-Income Portfolio is from November 1, 1986 through December 31, 1986; the 1987 figure for the Overseas Portfolio is from February 1, 1987 through December 31, 1987. The 1993 figures for the Goldman Sachs Midcap Value and Westpeak Growth and Income Series are from May 1, 1993 through December 31, 1993. The 1994 figure for the Loomis Sayles Small Cap Series is from May 2, 1994 through December 31, 1994. The 1994 figures for the other Zenith Fund Series are from November 1, 1994 through December 31, 1994.
(2) The Morgan Stanley International Magnum Equity Series' subadviser was Draycott Partners, Ltd. until May 1, 1997, when Morgan Stanley Asset Management Inc. became the subadviser.
(3) The Goldman Sachs Midcap Value Series' subadviser was Loomis, Sayles & Company, L.P. until May 1, 1998, when Goldman Sachs Asset Management became the subadviser.
(4) The Dow Jones Industrial Average is an unmanaged index of 30 large industrial stocks traded on the New York Stock Exchange. The annual percentage change figures have been adjusted to reflect reinvestment of dividends. 1983 figures are from September 1 through December 31, 1983.
(5) The S&P 500 Stock Index is an unmanaged weighted index of the stock performance of 500 industrial, transportation, utility and financial companies. The annual percentage change figures have been adjusted to reflect reinvestment of dividends. 1983 figures are from September 1 through December 31, 1983.
(6) The Lehman Intermediate Government/Corporate Bond Index is a subset of the Lehman Government/ Corporate Bond Index covering all issues with maturities between 1 and 10 years which is comprised of taxable, publicly issued, non-convertible debt obligations issued or guaranteed by the U.S. Government or its agencies and another Lehman Index that is comprised of taxable, fixed rate publicly issued, investment grade non-convertible corporate debt obligations. 1983 figures are from September 1 through December 31, 1983.
(7) The Consumer Price Index, published by the U.S. Bureau of Labor Statistics, is a statistical measure of changes, over time, in the prices of goods and services. 1983 figures are from September 1 through December 31, 1983.

  The chart below illustrates what would have been the change in value of a $100 monthly investment in each of the Eligible Funds if monthly purchase payments for a Contract had been made on the first day of each month starting with September 1, 1983 for the Capital Growth, Back Bay Advisors Bond Income and Back Bay Advisors Money Market Series; November 1, 1986 for the Equity-Income Portfolio; February 1, 1987 for the Overseas Portfolio; May 1, 1993 for the Goldman Sachs Midcap Value and Westpeak Growth and Income Series; May 2, 1994 for the Loomis Sayles Small Cap Series; and November 1, 1994 for the other six Zenith Fund Series. The figures shown do not reflect the deduction of any premium tax charge, and only surrender values, not Contract Values, reflect the deduction of any applicable Contingent Deferred Sales Charge. Each purchase payment is divided by the Accumulation Unit Value of each sub-account on the date of the investment to calculate the number of Accumulation Units purchased. The total number of units under the Contract is reduced on each Contract anniversary as a result of the $30 Administration Contract Charge, as described in the illustrations of average annual total return. The Contract Value and the surrender value are calculated according to the methods described in the preceding examples. The annual effective rate of return in this illustration represents the compounded annual rate that the hypothetical purchase payments shown would have had to earn in order to produce the Contract Value and surrender value illustrated on December 31, 1997. In other words, the annual effective rate of return is the rate which, when added to 1 and raised to a power equal to the number of months for which the payment is invested divided by twelve, and multiplied by the payment amount, for all monthly payments, would yield the contract value or surrender value on the ending date of the illustration.

                              INVESTMENT RESULTS
  SEPTEMBER 1, 1983--DECEMBER 31, 1997 (CAPITAL GROWTH, BOND INCOME AND MONEY
                              MARKET SERIES)
 (NOVEMBER 1, 1986--DECEMBER 31, 1997 FOR EQUITY-INCOME PORTFOLIO AND FEBRUARY
            1, 1987--DECEMBER 31, 1997 FOR OVERSEAS PORTFOLIO)
   (MAY 2, 1994--DECEMBER 31, 1997 FOR LOOMIS SAYLES SMALL CAP SERIES) (NOVEMBER 1, 1994--DECEMBER 31, 1997 FOR ALL OTHER ZENITH FUND SERIES)

                   CUMULATIVE
                   PAYMENTS(1)
                   -----------
As of December
31:
 1983............    $   400
 1984............      1,600
 1985............      2,800
 1986............      4,000
 1987............      5,200
 1988............      6,400
 1989............      7,600
 1990............      8,800
 1991............     10,000
 1992............     11,200
 1993............     12,400
 1994............     13,600
 1995............     14,800
 1996............     16,000
 1997............     17,200
Annual Effective
Rate of Return...
                                                                                         CONTRACT VALUE
                   ---------------------------------------------------------------------------------------------------------
                                 MORGAN
                    LOOMIS       STANLEY                                        GOLDMAN              WESTPEAK
                    SAYLES    INTERNATIONAL               ALGER                  SACHS      DAVIS     GROWTH
                     SMALL       MAGNUM                  EQUITY     CAPITAL     MIDCAP     VENTURE      AND      EQUITY-
                      CAP       EQUITY(2)    OVERSEAS    GROWTH      GROWTH    VALUE(3)     VALUE     INCOME      INCOME
                   ---------- ------------- ----------- ---------- ----------- ---------- ---------- ---------- -----------
As of December
31:
 1983............                                                  $   409.40
 1984............                                                    1,648.95
 1985............                                                    4,277.11
 1986............                                                    9,765.58                                   $   195.78
 1987............                           $ 1,007.13              15,890.14                                     1,215.08
 1988............                             2,306.86              15,451.37                                     2,714.98
 1989............                             4,229.80              21,215.12                                     4,346.48
 1990............                             5,222.71              21,316.48                                     4,721.63
 1991............                             6,778.08              33,833.21                                     7,427.49
 1992............                             7,031.68              32,549.81                                     9,840.29
 1993............                            10,872.84              38,177.72  $  848.90             $  848.38   12,731.03
 1994............  $  782.65    $  204.56    12,048.05  $  199.08   36,110.66   2,021.49  $  197.97   2,002.46   14,650.43
 1995............   2,337.57     1,436.32    14,272.33   1,671.74   50,536.57   3,907.29   1,632.30   4,059.83   20,892.48
 1996............   4,363.73     2,706.36    17,185.14   3,119.42   61,680.44   5,786.10   3,373.37   6,026.98   24,811.34
 1997............   6,686.43     3,767.74    20,101.70   5,139.40   76,386.05   7,957.27   5,782.92   9,279.81   32,682.67
Annual Effective
Rate of Return...      23.38%        -.52%        7.58%     19.45%      18.88%     15.07%     27.53%     21.87%      15.10%



                     -------------------------------------------------------------

                                   SALOMON      BACK BAY    SALOMON     BACK BAY
                      LOOMIS       BROTHERS     ADVISORS    BROTHERS    ADVISORS
                      SAYLES    STRATEGIC BOND    BOND        U.S.       MONEY
                     BALANCED   OPPORTUNITIES    INCOME    GOVERNMENT    MARKET
                     ---------- -------------- ----------- ----------- -----------
As of December
31:
 1983............                              $   405.13              $   406.44
 1984............                                1,720.27                1,673.57
 1985............                                3,304.19                2,999.59
 1986............                                4,982.85                4,362.45
 1987............                                6,208.12                5,788.99
 1988............                                7,835.43                7,350.98
 1989............                                9,915.71                9,142.45
 1990............                               11,807.13               10,970.63
 1991............                               15,037.48               12,694.15
 1992............                               17,272.18               14,182.75
 1993............                               20,405.31               15,588.48
 1994............    $  200.89    $  196.89     20,609.31  $  200.97    17,179.87
 1995............     1,543.68     1,507.66     25,924.91   1,476.06    19,112.88
 1996............     3,072.43     2,953.92     27,970.49   2,704.81    21,015.28
 1997............     4,784.73     4,468.88     31,839.31   4,116.70    23,035.65
Annual Effective
Rate of Return...        14.68%       10.22%         8.14%      4.99%        3.95%

----
(1) Cumulative payments as of December 31, 1997 would be $13,400 for Equity-Income, $13,100 for Overseas, $5,600 for Goldman Sachs Midcap Value and Westpeak Growth and Income, $4,400 for Loomis Sayles Small Cap, and $3,800 for each of the other Zenith Fund series.
(2) The Morgan Stanley International Magnum Equity Series' subadviser was Draycott Partners, Ltd. until May 1, 1997, when Morgan Stanley Asset Management Inc. became the subadviser.
(3) The Goldman Sachs Midcap Value Series' subadviser was Loomis, Sayles & Company, L.P. until May 1, 1998 when Goldman Sachs Asset Management became the subadviser.

                   CUMULATIVE
                   PAYMENTS(1)
                   -----------
As of December
31:
 1983............    $   400
 1984............      1,600
 1985............      2,800
 1986............      4,000
 1987............      5,200
 1988............      6,400
 1989............      7,600
 1990............      8,800
 1991............     10,000
 1992............     11,200
 1993............     12,400
 1994............     13,600
 1995............     14,800
 1996............     16,000
 1997............     17,200
Annual Effective
Rate of Return...
                                                                                        SURRENDER VALUE
                   --------------------------------------------------------------------------------------------------------
                                 MORGAN
                    LOOMIS       STANLEY                                        GOLDMAN              WESTPEAK
                    SAYLES    INTERNATIONAL               ALGER                  SACHS      DAVIS     GROWTH
                     SMALL       MAGNUM                  EQUITY     CAPITAL     MIDCAP     VENTURE      AND      EQUITY-
                      CAP       EQUITY(2)    OVERSEAS    GROWTH      GROWTH    VALUE(3)     VALUE     INCOME      INCOME
                   ---------- ------------- ----------- ---------- ----------- ---------- ---------- ---------- -----------
As of December
31:
 1983............                                                  $   375.45
 1984............                                                    1,549.91
 1985............                                                    4,055.39
 1986............                                                    9,435.58                                   $   179.32
 1987............                           $   920.71              15,464.14                                     1,144.47
 1988............                             2,154.79              14,929.37                                     2,575.59
 1989............                             3,992.93              20,597.12                                     4,145.89
 1990............                             4,960.18              20,730.94                                     4,525.41
 1991............                             6,476.07              33,214.21                                     7,155.10
 1992............                             6,751.04              32,246.86                                     9,525.32
 1993............                            10,502.85              38,167.72  $  779.24             $  778.75   12,382.29
 1994............  $  719.36    $  187.60    11,695.26  $  182.44   36,100.66   1,892.33  $  181.39   1,874.32   14,381.73
 1995............   2,193.84     1,353.76    13,987.92   1,576.47   50,526.57   3,693.88   1,539.15   3,838.86   20,699.45
 1996............   4,130.23     2,567.39    17,002.98   2,950.51   61,670.44   5,505.72   3,201.39   5,735.76   24,806.34
 1997............   6,363.04     3,593.19    20,074.20   4,903.13   76,376.05   7,615.01   5,517.69   8,883.98   32,677.67
Annual Effective
Rate of Return...      20.49%       -3.41%        7.55%     16.30%      18.88%     13.15%     24.29%     19.93%      15.09%


                  --------------------------------------------------------------

                                 SALOMON      BACK BAY    SALOMON     BACK BAY
                    LOOMIS       BROTHERS     ADVISORS    BROTHERS    ADVISORS
                    SAYLES    STRATEGIC BOND    BOND        U.S.       MONEY
                   BALANCED   OPPORTUNITIES    INCOME    GOVERNMENT    MARKET
                   ---------- -------------- ----------- ----------- -----------
As of December
31:
 1983............                            $   371.43              $   372.66
 1984............                              1,617.37                1,573.20
 1985............                              3,130.63                2,841.11
 1986............                              4,748.62                4,156.14
 1987............                              5,946.69                5,544.54
 1988............                              7,543.35                7,076.34
 1989............                              9,593.36                8,844.46
 1990............                             11,478.34               10,664.43
 1991............                             14,756.80               12,455.65
 1992............                             17,106.73               14,045.10
 1993............                             20,395.31               15,578.48
 1994............  $  184.14    $  180.37     20,599.31  $  184.22    17,169.67
 1995............   1,455.32     1,421.25     25,914.91   1,391.35    19,102.88
 1996............   2,915.35     2,802.70     27,960.49   2,565.93    21,005.28
 1997............   4,564.41     4,262.78     31,829.31   3,926.45    23,025.65
Annual Effective
Rate of Return...      11.60%        7.19%         8.13%      2.03%        3.95%

----
(1) Cumulative payments as of December 31, 1997 would be $13,400 for Equity-Income, $13,100 for Overseas, $5,600 for Goldman Sachs Midcap Value and Westpeak Growth and Income, $4,400 for Loomis Sayles Small Cap, and $3,800 for each of the other Zenith Fund series.
(2) The Morgan Stanley International Magnum Equity Series' subadviser was Draycott Partners, Ltd. until May 1, 1997, when Morgan Stanley Asset Management Inc. became the subadviser.
(3) The Goldman Sachs Midcap Value Series' subadviser was Loomis, Sayles & Company, L.P. until May 1, 1998, when Goldman Sachs Asset Management became the subadviser.

  As discussed in the prospectus in the third to the last paragraph of the section entitled "Investment Experience Information," the Variable Account may illustrate historical investment performance by showing the percentage change in unit value and the annual effective rate of return of each sub-account of the Variable Account for every calendar year since inception of the corresponding Eligible Funds to the date of the illustration and for the 10, 5 and 1 year periods and the year-to-date period ending with the date of the illustration. Examples of such illustrations follow. Such illustrations do not reflect the impact of any Contingent Deferred Sales Charge or the annual $30 Administration Contract Charge. The method of calculating the percentage change in unit value is described in the prospectus under "Investment Experience Information." The annual effective rate of return in these illustrations is calculated by dividing the unit value at the end of the period by the unit value at the beginning of the period, raising this quantity to the power of 1/n (where n is the number of years in the period), and then subtracting 1.

  Set forth on the following pages are illustrations of the percentage change in unit value information and annual effective rate of return information discussed above that may appear in the Variable Account's Annual and Semi-Annual Reports and in other illustrations of historical investment performance. Such illustrations do not reflect the impact of any Contingent Deferred Sales Charge or the annual $30 Administration Contract Charge.

                      LOOMIS SAYLES SMALL CAP SUB-ACCOUNT

                     ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                            ACCUMULATION   %
    DATE                                                     UNIT VALUE  CHANGE
    ----                                                    ------------ ------
May 1, 1994................................................   1.000000
December 31, 1994..........................................   0.959097    -4.1%
December 31, 1995..........................................   1.219226    27.1%
December 31, 1996..........................................   1.571807    28.9%
December 31, 1997..........................................   1.936137    23.2%

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
3 years, 8 months ended December 31, 1997....................   93.6%    19.7%
1 year ended December 31, 1997...............................   23.2%    23.2%

           MORGAN STANLEY INTERNATIONAL MAGNUM EQUITY SUB-ACCOUNT**

                     ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                            ACCUMULATION   %
    DATE                                                     UNIT VALUE  CHANGE
    ----                                                    ------------ ------
October 31, 1994...........................................   1.000000
December 31, 1994..........................................   1.023745     2.4%
December 31, 1995..........................................   1.073005     4.8%
December 31, 1996..........................................   1.129151     5.2%
December 31, 1997..........................................   1.099535    -2.6%

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
3 years, 2 months ended December 31, 1997....................   10.0%     3.0%
1 year ended December 31, 1997...............................   -2.6%    -2.6%

--------
* Unit values do not reflect the impact of any Contingent Deferred Sales Charge or the annual $30 Administration Contract Charge.
** The Morgan Stanley International Magnum Equity Series' subadviser was
   Draycott Partners, Ltd. until May 1, 1997, when Morgan Stanley Asset Management Inc. became the subadviser.

                              OVERSEAS SUB-ACCOUNT

                      ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                            ACCUMULATION   %
    DATE                                                     UNIT VALUE  CHANGE
    ----                                                    ------------ ------
January 28, 1987...........................................   1.000000
December 31, 1987..........................................   0.934480    -6.6%
December 31, 1988..........................................   0.996890     6.7%
December 31, 1989..........................................   1.242056    24.6%
December 31, 1990..........................................   1.204901    -3.0%
December 31, 1991..........................................   1.283814     6.5%
December 31, 1992..........................................   1.130753   -11.9%
December 31, 1993..........................................   1.532303    35.5%
December 31, 1994..........................................   1.537887     0.4%
December 31, 1995..........................................   1.664159     8.2%
December 31, 1996..........................................   1.858653    11.7%
December 31, 1997..........................................   2.045625    10.1%

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
10 years, 11 months ended December 31, 1997..................  104.6%     6.8%
10 years ended December 31, 1997.............................  118.9%     8.1%
5 years ended December 31, 1997..............................   80.9%    12.6%
1 year ended December 31, 1997...............................   10.1%    10.1%

                        ALGER EQUITY GROWTH SUB-ACCOUNT

                      ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                            ACCUMULATION   %
    DATE                                                     UNIT VALUE  CHANGE
    ----                                                    ------------ ------
October 31, 1994...........................................   1.000000
December 31, 1994..........................................   0.955891   -4.4%
December 31, 1995..........................................   1.402375   46.7%
December 31, 1996..........................................   1.565675   11.6%
December 31, 1997..........................................   1.940577   23.9%

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
3 years, 2 months ended December 31, 1997....................  94.1%     23.3%
1 year ended December 31, 1997...............................  23.9%     23.9%

--------
* Unit values do not reflect the impact of any Contingent Deferred Sales Charge or the annual $30 Administration Contract Charge.

                          CAPITAL GROWTH SUB-ACCOUNT

                     ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                            ACCUMULATION   %
    DATE                                                     UNIT VALUE  CHANGE
    ----                                                    ------------ ------
August 26, 1983............................................   1.000000
December 31, 1983..........................................   1.086144     8.6%
December 31, 1984..........................................   1.065136    -1.9%
December 31, 1985..........................................   1.766488    65.8%
December 31, 1986..........................................   3.402150    92.6%
December 31, 1987..........................................   5.125504    50.7%
December 31, 1988..........................................   4.612285   -10.0%
December 31, 1989..........................................   5.950283    29.0%
December 31, 1990..........................................   5.665855    -4.8%
December 31, 1991..........................................   8.607664    51.9%
December 31, 1992..........................................   7.978068    -7.3%
December 31, 1993..........................................   9.049554    13.4%
December 31, 1994..........................................   8.297578    -8.3%
December 31, 1995..........................................  11.300017    36.2%
December 31, 1996..........................................  13.496435    19.4%
December 31, 1997..........................................  16.441932    21.8%

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
14 years, 4 months ended December 31, 1997................... 1,544.2%   21.5%
10 years ended December 31, 1997.............................   220.8%   12.4%
5 years ended December 31, 1997..............................   106.1%   15.6%
1 year ended December 31, 1997...............................    21.8%   21.8%

                   GOLDMAN SACHS MIDCAP VALUE** SUB-ACCOUNT

                     ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                            ACCUMULATION   %
    DATE                                                     UNIT VALUE  CHANGE
    ----                                                    ------------ ------
April 30, 1993.............................................   1.000000
December 31, 1993..........................................   1.137039   13.7%
December 31, 1994..........................................   1.118794   -1.6%
December 31, 1995..........................................   1.438865   28.6%
December 31, 1996..........................................   1.669358   16.0%
December 31, 1997..........................................   1.932280   15.7%

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
4 years, 8 months ended December 31, 1997....................  93.2%     15.1%
1 year ended December 31, 1997...............................  15.7%     15.7%

--------
* Unit values do not reflect the impact of any Contingent Deferred Sales Charge or the annual $30 Administration Contract Charge.
** The Goldman Sachs Midcap Value Series' subadviser was Loomis, Sayles &
   Company, L.P. until May 1, 1998, when Goldman Sachs Asset Management became the subadviser.

                        DAVIS VENTURE VALUE SUB-ACCOUNT

                      ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                            ACCUMULATION   %
    DATE                                                     UNIT VALUE  CHANGE
    ----                                                    ------------ ------
October 31, 1994...........................................   1.000000
December 31, 1994..........................................   0.962860   -3.7%
December 31, 1995..........................................   1.323183   37.4%
December 31, 1996..........................................   1.642613   24.1%
December 31, 1997..........................................   2.163463   31.7%

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
3 years, 2 months ended December 31, 1997....................  116.3%    27.6%
1 year ended December 31, 1997...............................   31.7%    31.7%

                     WESTPEAK GROWTH AND INCOME SUB-ACCOUNT

                      ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                            ACCUMULATION   %
    DATE                                                     UNIT VALUE  CHANGE
    ----                                                    ------------ ------
April 30, 1993.............................................   1.000000
December 31, 1993..........................................   1.132111   13.2%
December 31, 1994..........................................   1.103489   -2.5%
December 31, 1995..........................................   1.485762   34.6%
December 31, 1996..........................................   1.730922   16.5%
December 31, 1997..........................................   2.279329   31.7%

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
4 years, 8 months ended December 31, 1997....................  127.9%    19.3%
1 year ended December 31, 1997...............................   31.7%    31.7%

                           EQUITY-INCOME SUB-ACCOUNT

                      ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                            ACCUMULATION   %
    DATE                                                     UNIT VALUE  CHANGE
    ----                                                    ------------ ------
October 9, 1986............................................   1.000000
December 31, 1986..........................................   0.998929    -0.1%
December 31, 1987..........................................   0.974348    -2.5%
December 31, 1988..........................................   1.179618    21.1%
December 31, 1989..........................................   1.365709    15.8%
December 31, 1990..........................................   1.141297   -16.4%
December 31, 1991..........................................   1.480005    29.7%
December 31, 1992..........................................   1.706687    15.3%
December 31, 1993..........................................   1.991856    16.7%
December 31, 1994..........................................   2.104085     5.6%
December 31, 1995..........................................   2.804492    33.3%
December 31, 1996..........................................   3.161755    12.7%
December 31, 1997..........................................   3.996188    26.4%

--------
* Unit values do not reflect the impact of any Contingent Deferred Sales Charge or the annual $30 Administration Contract Charge.

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
11 years, 2 months ended December 31, 1997...................  299.6%    13.1%
10 years ended December 31, 1997.............................  310.1%    15.2%
5 years ended December 31, 1997..............................  134.1%    18.5%
1 year ended December 31, 1997...............................   26.4%    26.4%

                       LOOMIS SAYLES BALANCED SUB-ACCOUNT

                      ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                           ACCUMULATION   %
    DATE                                                    UNIT VALUE  CHANGE
    ----                                                   ------------ ------
October 31, 1994..........................................   1.000000
December 31, 1994.........................................   0.996791    -0.3%
December 31, 1995.........................................   1.227281    23.1%
December 31, 1996.........................................   1.415482    15.3%
December 31, 1997.........................................   1.622453    14.6%

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
3 years, 2 months ended December 31, 1997....................   62.2%    16.5%
1 year ended December 31, 1997...............................   14.6%    14.6%

           SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT

                      ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                            ACCUMULATION   %
    DATE                                                     UNIT VALUE  CHANGE
    ----                                                    ------------ ------
October 31, 1994...........................................   1.000000
December 31, 1994..........................................   0.983850    -1.6%
December 31, 1995..........................................   1.158823    17.8%
December 31, 1996..........................................   1.307292    12.8%
December 31, 1997..........................................   1.432601     9.6%

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
3 years, 2 months ended December 31, 1997....................   43.3%    12.0%
1 year ended December 31, 1997...............................    9.6%     9.6%

--------
* Unit values do not reflect the impact of any Contingent Deferred Sales Charge or the annual $30 Administration Contract Charge.

                   BACK BAY ADVISORS BOND INCOME SUB-ACCOUNT

                      ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                             ACCUMULATION   %
DATE                                                          UNIT VALUE  CHANGE
----                                                         ------------ ------
August 26, 1983.............................................   1.000000
December 31, 1983...........................................   1.027196     2.7%
December 31, 1984...........................................   1.141109    11.1%
December 31, 1985...........................................   1.337005    17.2%
December 31, 1986...........................................   1.514752    13.3%
December 31, 1987...........................................   1.528314     0.9%
December 31, 1988...........................................   1.633970     6.9%
December 31, 1989...........................................   1.810362    10.8%
December 31, 1990...........................................   1.930406     6.6%
December 31, 1991...........................................   2.246568    16.4%
December 31, 1992...........................................   2.397657     6.7%
December 31, 1993...........................................   2.663825    11.1%
December 31, 1994...........................................   2.539801    -4.7%
December 31, 1995...........................................   3.037039    19.6%
December 31, 1996...........................................   3.134109     3.2%
December 31, 1997...........................................   3.428788     9.4%

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
14 years, 4 months ended December 31, 1997...................  242.9%     9.0%
10 years ended December 31, 1997.............................  124.4%     8.4%
5 years ended December 31, 1997..............................   43.0%     7.4%
1 year ended December 31, 1997...............................    9.4%     9.4%

                  SALOMON BROTHERS U.S. GOVERNMENT SUB-ACCOUNT

                      ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                             ACCUMULATION   %
DATE                                                          UNIT VALUE  CHANGE
----                                                         ------------ ------
October 31, 1994............................................   1.000000
December 31, 1994...........................................   1.003770     0.4%
December 31, 1995...........................................   1.139109    13.5%
December 31, 1996...........................................   1.160957     1.9%
December 31, 1997...........................................   1.242399     7.0%

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
3 years, 2 months ended December 31, 1997....................   24.2%     7.1%
1 year ended December 31, 1997...............................    7.0%     7.0%

--------
* Unit values do not reflect the impact of any Contingent Deferred Sales Charge or the annual $30 Administration Contract Charge.

                   BACK BAY ADVISORS MONEY MARKEY SUB-ACCOUNT

                      ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                             ACCUMULATION   %
DATE                                                          UNIT VALUE  CHANGE
----                                                         ------------ ------
August 26, 1983.............................................   1.000000
December 31, 1983...........................................   1.027165    2.7%
December 31, 1984...........................................   1.122053    9.2%
December 31, 1985...........................................   1.198477    6.8%
December 31, 1986...........................................   1.262853    5.4%
December 31, 1987...........................................   1.327245    5.1%
December 31, 1988...........................................   1.407892    6.1%
December 31, 1989...........................................   1.517621    7.8%
December 31, 1990...........................................   1.619846    6.7%
December 31, 1991...........................................   1.697425    4.8%
December 31, 1992...........................................   1.738206    2.4%
December 31, 1993...........................................   1.765866    1.6%
December 31, 1994...........................................   1.811432    2.6%
December 31, 1995...........................................   1.889065    4.3%
December 31, 1996...........................................   1.959126    3.7%
December 31, 1997...........................................   2.036045    3.9%

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
14 years, 4 months ended December 31, 1997...................  103.6%     5.1%
10 years ended December 31, 1997.............................   53.4%     4.4%
5 years ended December 31, 1997..............................   17.1%     3.2%
1 year ended December 31, 1997...............................    3.9%     3.9%

--------
* Unit values do not reflect the impact of any Contingent Deferred Sales Charge or the annual $30 Administration Contract Charge.

                             NET INVESTMENT FACTOR

  The net investment factor ("Net Investment Factor") for each sub-account is determined on each day on which the New York Stock Exchange is open for trading as follows:

    (1) The net asset value per share of the Eligible Fund held in the sub-account determined as of the close of regular trading on the New York Stock Exchange on a particular day;

    (2) Plus the per share amount of any dividend or capital gains distribution made by the Eligible Fund since the close of regular trading on the New York Stock Exchange on the preceding trading day;

    (3) Is divided by the net asset value per share of the Eligible Fund as of the close of regular trading on the New York Stock Exchange on the preceding trading day; and

    (4) Finally, the daily charges for the Administration Asset Charge and Mortality and Expense Risk Charge that have accumulated since the close of regular trading on the New York Stock Exchange on the preceding trading day are subtracted. (See "Administration Charges, Contingent Deferred Sales Charge and Other Deductions" in the prospectus.) On an annual basis, the total deduction for such charges equals 1.35% of the daily net asset value of the Variable Account.

                               ANNUITY PAYMENTS

  At annuitization, the Contract Value is applied toward the purchase of monthly variable annuity payments. The amount of these payments will be determined on the basis of (i) annuity purchase rates not lower than the rates set forth in the Life Income Tables contained in the Contract that reflect the age of the Payee at annuitization, (ii) the assumed interest rate selected,
(iii) the type of payment option selected, and (iv) the investment performance of the Eligible Fund selected.

  When a variable payment option is selected, the Contract proceeds will be applied at annuity purchase rates, which vary depending on the particular option selected and the age of the Payee, to calculate the basic payment level purchased by the Contract Value. With respect to Contracts issued in New York or Oregon for use in situations not involving an employer-sponsored plan, annuity purchase rates used to calculate the basic payment level will also reflect the sex of the Payee when the payment option involves a life contingency. The impact of the choice of option and the sex and age of the Payee on the level of annuity payments is described in the prospectus under "Amount of Variable Annuity Payments."

  The amount of the basic payment level is determined by applying the applicable annuity purchase rate to the amount applied from each sub-account to provide the annuity. This basic payment level is converted into annuity units, the number of which remains constant. Each monthly annuity payment is in an amount equal to that number of annuity units multiplied by the applicable annuity unit value for that payment (described below). The applicable annuity unit value for each sub-account will change from day to day depending upon the investment performance of the sub-account, which in turn depends upon the investment performance of the Eligible Fund in which the sub-account invests.

  The selection of an assumed interest rate ("Assumed Interest Rate") will affect both the basic payment level and the amount by which subsequent payments increase or decrease. The basic payment level is calculated on the assumption that the Net Investment Factors applicable to the Contract will be equivalent on an annual basis to a net investment return at the Assumed Interest Rate. If this assumption is met following the date any payment is determined, then the amount of the next payment will be exactly equal to the amount of the preceding payment. If the actual Net Investment Factors are equivalent to a net investment return greater than the Assumed Interest Rate, the next payment will be larger than the preceding one; if the actual Net Investment Factors are equivalent to a net investment return smaller than the Assumed Interest Rate, then the next payment will be smaller than the preceding payment. The definition of the Assumed Interest Rate, and the effect of the level of the Assumed Interest Rate on the amount of monthly payments is explained in the prospectus under "Amount of Variable Annuity Payments."

  The number of annuity units credited under a variable payment option is determined as follows:

    (1) The proceeds under a deferred Contract, or the net purchase payment under an immediate Contract (at such time as immediate Contracts may be made available), are applied at the Company's annuity purchase rates for the selected Assumed Interest Rate to determine the basic payment level. (The amount of Contract Value or Death Proceeds applied will be reduced by any applicable Contingent Deferred Sales Charge, Administration Contract Charge and the amount of any outstanding loan plus accrued interest.)

    (2) The number of annuity units is determined by dividing the amount of the basic payment level by the applicable annuity unit value(s) next determined following the date of application of proceeds (in the case of a deferred Contract) or net purchase payment (in the case of an immediate Contract.)

  The dollar amount of the initial payment will be at the basic payment level. The dollar amount of each subsequent payment is determined by multiplying the number of annuity units by the applicable annuity unit value which is determined at least 14 days before the payment is due.

  The value of an annuity unit for each sub-account depends on the Assumed Interest Rate and on the Net Investment Factors applicable at the time of valuation. The initial annuity unit values were set at $1.00 effective on or about the date on which shares of the corresponding Eligible Funds were first publicly available. The Net Investment Factor and, therefore, changes in the value of an annuity unit under a variable payment option, reflect the deduction of the Mortality and Expense Risk Charge and Administration Asset Charge. (See "Net Investment Factor" above.)

  The annuity unit value for each sub-account is equal to the corresponding annuity unit value for the sub-account previously determined multiplied by the applicable Net Investment Factor for that sub-account for the New York Stock Exchange trading day then ended, and further multiplied by the assumed interest factor ("Assumed Interest Factor") for each day of the valuation period. The Assumed Interest Factor represents the daily equivalent of the Contract's annual Assumed Interest Rate. In the calculation of annuity unit values, the Assumed Interest Factor has the effect of reducing the Net Investment Factor by an amount equal to the daily equivalent of the Contract's Assumed Interest Rate. The result of this adjustment is that if the Net Investment Factor for a valuation period is greater (when expressed as an annual net investment return) than the Assumed Interest Rate, the annuity unit value will increase. If the Net Investment Factor for the period is less (when expressed as an annual net investment return) than the Assumed Interest Rate, the annuity unit value will decrease. At an Assumed Interest Rate of 3.5%, the Assumed Interest Factor is .9999058. Assumed Interest Factors for other Assumed Interest Rates are computed on a consistent basis.

  An illustration of annuity income payments under various hypothetical and historical rates appear below. The monthly equivalents of the hypothetical annual net returns of 0%, 5.71%, 6%, 8% and 10% shown in the tables at pages II-23 and II-24 are 0%, 0.46 %, 0.49%, 0.64% and 0.80%.

             HYPOTHETICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS

  The following tables have been prepared to show how variable annuity income payments under the Contract change with investment performance over an extended period of time. The tables illustrate how monthly annuity income payments would vary over time if the return on assets in the selected portfolios were a uniform gross annual rate of 0%, 5.71%, 6%, 8% or 10%. The values would be different from those shown if the returns averaged 0%, 5.71%, 6%, 8% or 10%, but fluctuated over and under those averages throughout the years.

  The tables reflect the daily charge to the sub-accounts for assuming mortality and expense risks, which is equivalent to an annual charge of .95% and the daily administrative charge which is equivalent to an annual charge of 0.40%. The amounts shown in the tables also take into account the Eligible Funds' management fees and operating expenses which are assumed to be at an annual rate of .77% of the average daily net assets of the Eligible Funds. Actual fees and expenses of the Eligible Funds associated with your Contract may be more or less than .77%, will vary from year to year, and will depend on how you allocate your Contract Value. See the section in your current prospectus entitled "Expense Table" for more complete details. The monthly annuity income payments illustrated are on a pre-tax basis. The federal income tax treatment of annuity income considerations is generally described in the section of your current prospectus entitled "Federal Income Tax Status."

  The tables show both the gross rate and the net rate. The difference between gross and net rates represents the 1.35% for mortality and expense risk and administrative charges and the assumed .77% for investment management and operating expenses. Since these charges are deducted daily from assets, the difference between the gross and net rate is not exactly 2.12%.

  Two tables follow. The first table assumes that 100% of the Contract Value is allocated to a variable annuity income option, the second assumes that 50% of the Contract Value is placed under a fixed annuity income option, using the fixed crediting rate the Company offered on the fixed annuity income option at the date of the illustration. Both illustrations assume that the final value of the accumulation account is $100,000 and is applied at age 65 to purchase a life annuity for a guaranteed period of 10 years certain and life thereafter.

  When part of the Contract Value has been allocated to the fixed annuity income option, the guaranteed minimum annuity income payment resulting from this allocation is also shown. The illustrated variable annuity income payments are determined through the use of standard mortality tables and an assumed interest rate of 3.5% per year. Thus, actual performance greater than 3.5% per year will result in increasing annuity income payments and actual performance less than 3.5% per year will result in decreasing annuity income payments. The Company offers alternative Assumed Interest Rates from which you may select. Fixed annuity income payments remain constant. Initial monthly annuity income payments under a fixed annuity income payout are generally higher than initial payments under a variable income payout option.

  These tables show the monthly income payments for several hypothetical constant assumed interest rates. Of course, actual investment performance will not be constant and may be volatile. Actual monthly income amounts would differ from those shown if the actual rate of return averaged the rate shown over a period of years, but also fluctuated above or below those averages for individual contract years. Upon request, and when you are considering an annuity income option, the Company will furnish a comparable illustration based on your individual circumstances.

                         ANNUITY PAY-OUT ILLUSTRATION
                            (100% VARIABLE PAYOUT)

 ANNUITANT:                             GROSS AMOUNT OF CONTRACT
                               John Doe VALUE:                     $100,000
 SEX:                          Unisex   DATE OF ILLUSTRATION:        4/1/98
 ANNUITY OPTION SELECTED:      Life Income with 10 Years Certain*
 FREQUENCY OF INCOME PAYMENTS: Monthly

FIXED MONTHLY ANNUITY INCOME PAYMENT BASED ON CURRENT RATES, IF 100% FIXED ANNUITY OPTION SELECTED FOR AGE 65: $562.00

ILLUSTRATIVE AMOUNTS BELOW ASSUME THAT 100% OF THE CONTRACT VALUE IS ALLOCATED TO VARIABLE PAYOUT.

ASSUMED INTEREST RATE AT WHICH MONTHLY VARIABLE PAYMENTS REMAIN CONSTANT: 3.5%

VARIABLE MONTHLY ANNUITY INCOME PAYMENT ON THE DATE OF THE
ILLUSTRATION: $581.00

MONTHLY INCOME PAYMENTS WILL VARY WITH INVESTMENT PERFORMANCE. NO MINIMUM DOLLAR AMOUNT IS GUARANTEED.

                            AMOUNT OF FIRST MONTHLY PAYMENT IN YEAR SHOWN
                                  WITH AN ASSUMED RATE OF RETURN OF:
                            ----------------------------------------------
                      GROSS    0%     5.71%      6%       8%       10%
PAYMENT  CALENDAR     ----- ----------------- -------- -------- ----------
 YEAR      YEAR   AGE NET**  -2.10%   3.50%    3.78%    5.74%     7.70%
-------  -------- --- ----- ----------------- -------- -------- ----------
    1      1998    65         581.00   581.00   581.00   581.00     581.00
    2      1999    66         549.59   581.00   582.56   593.56     604.55
    3      2000    67         519.87   581.00   584.13   606.39     629.05
    4      2001    68         491.76   581.00   585.71   619.49     654.55
    5      2002    69         465.18   581.00   587.26   632.88     681.08
   10      2007    74         352.31   581.00   595.23   704.29     830.76
   15      2012    79         266.82   581.00   603.29   783.76   1,013.34
   20      2017    84         202.08   581.00   611.46   872.19   1,236.04

IT IS EMPHASIZED THAT THE ASSUMED RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE PERFORMANCE. ACTUAL PERFORMANCE RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL
DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY
THE CONTRACT OWNER AND THE VARIOUS RATES OF RETURN OF THE PORTFOLIOS SELECTED. THE AMOUNT OF THE INCOME PAYMENT WOULD BE DIFFERENT FROM THAT SHOWN IF THE ACTUAL PERFORMANCE AVERAGED THE ASSUMED RATES OF RETURN SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. SINCE IT IS HIGHLY LIKELY THAT PERFORMANCE WILL FLUCTUATE FROM MONTH TO MONTH, MONTHLY INCOME (BASED ON THE VARIABLE ACCOUNT) WILL ALSO FLUCTUATE. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUNDS THAT THIS HYPOTHETICAL PERFORMANCE CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.
--------
* Income payments are made during the Annuitant's lifetime. If the Annuitant dies before payments have been made for the 10 Year Certain Period, payments will be continued for the balance of the Certain Period. The cumulative amount of income payments received under the annuity depends on how long the Annuitant lives after the Certain Period. An annuity pools the mortality experience of Annuitants. Annuitants who die earlier, in effect, subsidize the payments for those who live longer.
** The illustrated Net Assumed Rates of Return reflect the deduction of average fund expenses and the 1.35% Mortality and Expense Risk and Administration Asset Charges from the Gross Rates of Return.

                         ANNUITY PAY-OUT ILLUSTRATION
                       (50% VARIABLE--50% FIXED PAYOUT)

 ANNUITANT:                             GROSS AMOUNT OF CONTRACT
                               John Doe VALUE:                     $100,000
 SEX:                          Unisex   DATE OF ILLUSTRATION:        4/1/98
 ANNUITY OPTION SELECTED:      Life Income with 10 Years Certain*
 FREQUENCY OF INCOME PAYMENTS: Monthly

FIXED MONTHLY ANNUITY INCOME PAYMENT FOR AGE 65 BASED ON CURRENT RATES, IF 100% FIXED ANNUITY OPTION SELECTED: $562.00

ILLUSTRATIVE AMOUNTS BELOW ASSUME THAT 50% OF THE CONTRACT VALUE IS ALLOCATED TO VARIABLE PAYOUT AND 50% TO FIXED PAYOUT

ASSUMED INTEREST RATE AT WHICH MONTHLY VARIABLE PAYMENTS REMAIN CONSTANT: 3.5%

MONTHLY INCOME PAYMENTS WILL VARY WITH INVESTMENT PERFORMANCE, BUT WILL NEVER
BE LESS THAN:   $281.00. THE MONTHLY GUARANTEED PAYMENT OF $281.00 IS BEING
PROVIDED BY THE $50,000 APPLIED UNDER THE FIXED ANNUITY OPTION.

                              AMOUNT OF FIRST MONTHLY PAYMENT IN YEAR SHOWN
                                   WITH AN ASSUMED RATE OF RETURN OF:
                            -------------------------------------------------
                      GROSS    0%       5.71%      6%        8%        10%
PAYMENT  CALENDAR     ----- --------- --------- --------- --------- ---------
 YEAR      YEAR   AGE NET**  -2.10%     3.50%     3.78%     5.74%     7.70%
-------  -------- --- ----- --------- --------- --------- --------- ---------
    1      1998    65         $571.50   $571.50   $571.50   $571.50   $571.50
    2      1999    66          555.79    571.50    572.28    577.78    583.27
    3      2000    67          540.94    571.50    573.07    584.19    595.53
    4      2001    68          526.88    571.50    573.85    590.75    608.28
    5      2002    69          513.59    571.50    574.64    597.44    621.54
   10      2007    74          457.15    571.50    578.62    633.15    696.38
   15      2012    79          414.41    571.50    582.64    672.88    787.67
   20      2017    84          382.04    571.50    586.73    717.10    899.02

IT IS EMPHASIZED THAT THE ASSUMED RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE PERFORMANCE. ACTUAL PERFORMANCE RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL
DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY
THE CONTRACT OWNER AND THE VARIOUS RATES OF RETURN OF THE PORTFOLIOS SELECTED. THE AMOUNT OF THE INCOME PAYMENT WOULD BE DIFFERENT FROM THAT SHOWN IF THE ACTUAL PERFORMANCE AVERAGED THE ASSUMED RATES OF RETURN SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. SINCE IT IS HIGHLY LIKELY THAT PERFORMANCE WILL FLUCTUATE FROM MONTH TO MONTH, MONTHLY INCOME (BASED ON THE VARIABLE ACCOUNT) WILL ALSO FLUCTUATE. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUNDS THAT THIS HYPOTHETICAL PERFORMANCE CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.
--------
* Income payments are made during the Annuitant's lifetime. If the Annuitant dies before payments have been made for the 10 Year Certain Period, payments will be continued for the balance of the Certain Period. The cumulative amount of income payments received under the annuity depends on how long the Annuitant lives after the Certain Period. An annuity pools the mortality experience of Annuitants. Annuitants who die earlier, in effect, subsidize the payments for those who live longer.
** The illustrated Net Assumed Rates of Return apply only to the variable portion of the monthly payment and reflect the deduction of average fund expenses and the 1.35% Mortality and Expense Risk and Administration Asset Charges from the Gross Rate of Return.

              HISTORICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS

  The following tables have been prepared to show how variable annuity income payments under the Contract change with investment performance over an extended period of time. In comparison with hypothetical illustrations based on a uniform annual rate of return, the table uses historical annual returns to illustrate that monthly annuity income payments vary over time based on fluctuations in annual returns.

  The tables reflect the daily charge to the sub-accounts for assuming mortality and expense risks, which is equivalent to an annual charge of .95% and the daily administrative charge which is equivalent to an annual charge of
 .40%. The amounts shown in the tables also take into account the actual Eligible Funds' management fees and operating expenses. Actual fees and expenses of the Eligible Funds associated with your Contract may be more or less than the historical fees, will vary from year to year, and will depend on how you allocate your Contract Value. See the section in your current prospectus entitled "Expense Table" for more complete details. The monthly annuity income payments illustrated are on a pre-tax basis. The federal income tax treatment of annuity income considerations is generally described in the section of your current prospectus entitled "Federal Income Tax Status."

  The following tables assume that 100% of the Contract Value is allocated to a variable annuity income option, that the final value of the accumulation account is $100,000 and is applied at age 65 to purchase a life annuity for a guaranteed period of 10 years certain and life thereafter. The table assumes that the Annuitant was age 65 in 1983, the year of inception for the Capital Growth, Back Bay Advisors Bond Income and Back Bay Advisors Money Market Series, and that the Annuitant's age had increased by the time the other Eligible Funds became available. The historical variable annuity income payments are based on an assumed interest rate of 3.5% per year. Thus, actual performance greater than 3.5% per year resulted in an increased annuity income payment and actual performance less than 3.5% per year resulted in a decreased annuity income payment. The Company offers alternative Assumed Interest Rates
(AIR) from which you may select: 0% and 5%. An AIR of 0% will result in a lower initial payment than a 3.5% or 5% AIR. Similarly, an AIR of 5% will result in a higher initial payment than a 0% or 3.5% AIR.

  The table illustrates the amount of the first monthly payment for each year shown. During each year, the monthly payments would vary to reflect fluctuations in the actual rate of return on the Eligible Funds. Upon request, and when you are considering an annuity income option, the Company will furnish a comparable illustration based on your individual circumstances.

                    ANNUITY PAY-OUT HISTORICAL ILLUSTRATION
                            (100% VARIABLE PAYOUT)

 ANNUITANT:                             GROSS AMOUNT OF CONTRACT
                               John Doe VALUE:                     $100,000
 SEX:                          Unisex   DATE OF ILLUSTRATION:        4/1/98
 ANNUITY OPTION SELECTED:      Life Income with 10 Years Certain*
 FREQUENCY OF INCOME PAYMENTS: Monthly

FIXED MONTHLY ANNUITY INCOME PAYMENT BASED ON CURRENT RATES, IF 100% FIXED ANNUITY OPTION SELECTED: FOR AGE 65: $562.00; FOR AGE 69: $617.00; FOR AGE 75:
$720.00; AND FOR AGE 76: $739.00.

ILLUSTRATIVE AMOUNTS BELOW ASSUME THAT 100% OF THE CONTRACT VALUE IS ALLOCATED TO VARIABLE PAYOUT.

ASSUMED INTEREST RATE AT WHICH MONTHLY VARIABLE PAYMENTS REMAIN
CONSTANT: 3.50%

MONTHLY INCOME PAYMENTS WILL VARY WITH INVESTMENT PERFORMANCE. NO MINIMUM DOLLAR AMOUNT IS GUARANTEED.

              AMOUNT OF FIRST MONTHLY PAYMENT IN YEAR SHOWN WITH
                    100% OF THE CONTRACT VALUE INVESTED IN:

                                   MORGAN                                   GOLDMAN            WESTPEAK
                       LOOMIS      STANLEY               ALGER               SACHS     DAVIS    GROWTH
PAYMENT  CALENDAR      SAYLES   INTERNATIONAL FIDELITY  EQUITY    CAPITAL   MIDCAP    VENTURE     AND
 YEAR      YEAR   AGE SMALL CAP    MAGNUM     OVERSEAS  GROWTH    GROWTH    VALUE**    VALUE    INCOME
-------  -------- --- --------- ------------- -------- --------- --------- --------- --------- ---------
    1      1983    65                                            $  581.00
    2      1984    66                                               601.36
    3      1985    67                                               569.73
    4      1986    68                                               912.93
    5      1987    69                         $642.00             1,698.78
    6      1988    70                          581.39             2,472.75
    7      1989    71                          599.19             2,149.71
    8      1990    72                          721.30             2,679.54
    9      1991    73                          676.06             2,465.18
   10      1992    74                          695.98             3,618.49
   11      1993    75                          592.22             3,240.10 $  747.00           $  747.00
   12      1994    76 $  765.00    $765.00     775.38  $  765.00  3,550.97    829.98 $  765.00    826.38
   13      1995    77    733.73     778.70     751.89     737.42  3,145.80    789.05    732.39    778.25
   14      1996    78    901.19     788.57     786.11   1,045.27  4,139.22    980.46    972.43  1,012.42
   15      1997    79  1,122.40     801.70     848.22   1,127.42  4,776.14  1,098.95  1,166.26  1,139.48
   16      1998    80  1,335.81     754.27     901.98   1,350.12  5,621.74  1,229.02  1,484.12  1,449.76

INVESTMENT PERFORMANCE RESULTS CONTAINED IN THIS REPORT REPRESENT PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RETURNS. THE PERFORMANCE RESULTS OF A CONTRACT MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY THE CONTRACT OWNER AND THE VARIOUS RATES OF RETURN OF THE PORTFOLIOS SELECTED. SINCE IT IS HIGHLY LIKELY THAT PERFORMANCE WILL FLUCTUATE FROM MONTH TO MONTH, MONTHLY INCOME (BASED ON THE VARIABLE ACCOUNT) WILL ALSO FLUCTUATE. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUNDS THAT THESE HISTORICAL RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE PAYMENTS IN THIS ILLUSTRATION ARE NET OF ALL CHARGES: MORTALITY AND EXPENSE RISK CHARGE AND ADMINISTRATION ASSET CHARGE (1.35%), MANAGEMENT FEES AND OTHER EXPENSES (These may vary from year to year. The following expenses are for the year ended December 31, 1997 after giving effect to current expense caps or deferrals: 1.00% Loomis Sayles Small Cap, 1.30% Morgan Stanley International Magnum, 0.87% Alger Equity Growth, 0.85% Goldman Sachs Midcap Value, 0.90% Davis Venture Value, 0.82% Westpeak Growth and Income, 0.40% Westpeak Stock Index, 0.85% Loomis Sayles Balanced, 0.61% Back Bay Managed, 0.85% Salomon Strategic Bond Opportunities, 0.52% Back Bay Bond Income, 0.70% Salomon US Government, 0.45% Back Bay Money Market. Effective May 1, 1998 the Goldman Sachs Midcap Value Series is subject to a voluntary expense deferral arrangement with an annual expense limit of .90% of net assets. The following expenses are for the year ended December 31, 1997 and are unaffected by expense caps or deferrals: 0.92% Fidelity Overseas, 0.67% Capital Growth, 0.58% Fidelity Equity-Income.)
-------
* Income payments are made during the Annuitant's lifetime. If the Annuitant dies before payments have been made for the 10 Year Certain Period, payments will be continued for the balance of the Certain Period. The cumulative amount of income payments received under the annuity depends on how long the Annuitant lives after the Certain Period. An annuity pools the mortality experience of Annuitants. Annuitants who die earlier, in effect, subsidize the payments for those who live longer.
** Rates of return and Contract values and benefits shown reflect the Goldman
   Sachs Midcap Value Series' investment advisory fee of .70% of average daily net assets. Beginning May 1, 1998, the Series' advisory fee is .75%.

                    ANNUITY PAY-OUT HISTORICAL ILLUSTRATION
                            (100% VARIABLE PAYOUT)

 ANNUITANT:                             GROSS AMOUNT OF CONTRACT
                               John Doe VALUE:                     $100,000
 SEX:                          Unisex   DATE OF ILLUSTRATION:        4/1/98
 ANNUITY OPTION SELECTED:      Life Income with 10 Years Certain*
 FREQUENCY OF INCOME PAYMENTS: Monthly

FIXED MONTHLY ANNUITY INCOME PAYMENT BASED ON CURRENT RATES, IF 100% FIXED ANNUITY OPTION SELECTED: FOR AGE 65: $562.00; FOR AGE 68: $602.00; FOR AGE 69: $617.00; FOR AGE 76: $739.00.

ILLUSTRATIVE AMOUNTS BELOW ASSUME THAT 100% OF THE CONTRACT VALUE IS ALLOCATED TO VARIABLE PAYOUT.

ASSUMED INTEREST RATE AT WHICH MONTHLY VARIABLE PAYMENTS REMAIN
CONSTANT: 3.50%

MONTHLY INCOME PAYMENTS WILL VARY WITH INVESTMENT PERFORMANCE. NO MINIMUM DOLLAR AMOUNT IS GUARANTEED.

              AMOUNT OF FIRST MONTHLY PAYMENT IN YEAR SHOWN WITH
                    100% OF THE CONTRACT VALUE INVESTED IN:

                                                                 SALOMON
                      FIDELITY  WESTPEAK   LOOMIS               STRATEGIC   BACK BAY   SALOMON   BACK BAY
PAYMENT  CALENDAR      EQUITY-    STOCK    SAYLES   BACK BAY      BOND        BOND       U.S.     MONEY
 YEAR      YEAR   AGE  INCOME     INDEX   BALANCED   MANAGED  OPPORTUNITIES  INCOME   GOVERNMENT  MARKET
-------  -------- --- --------- --------- --------- --------- ------------- --------- ---------- --------
    1      1983    65                                                       $  581.00            $581.00
    2      1984    66                                                          593.85             589.21
    3      1985    67                                                          637.34             621.82
    4      1986    68 $  626.00                                                721.50             641.71
    5      1987    69    615.48 $  642.00           $  642.00                  789.77             653.31
    6      1988    70    580.03    545.85              617.60                  769.90             663.40
    7      1989    71    678.42    605.30              644.48                  795.21             679.85
    8      1990    72    758.88    750.98              731.61                  851.26             708.06
    9      1991    73    612.74    686.15              719.75                  877.02             730.20
   10      1992    74    767.71    853.12              824.49                  986.14             739.29
   11      1993    75    855.28    872.44              838.49                1,016.77             731.38
   12      1994    76    964.44    912.49 $  765.00    884.40    $765.00     1,091.45  $765.00    717.90
   13      1995    77    984.32    879.55    758.20    833.68     748.36     1,005.44   763.51    711.52
   14      1996    78  1,267.62  1,147.99    901.95  1,043.17     851.64     1,161.63   837.15    716.92
   15      1997    79  1,380.64  1,339.89  1,004.99  1,143.60     928.18     1,158.11   824.28    718.30
   16      1998    80  1,686.00  1,692.29  1,112.99  1,379.69     982.75     1,224.15   852.27    721.25

INVESTMENT PERFORMANCE RESULTS CONTAINED IN THIS REPORT REPRESENT PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RETURNS. THE PERFORMANCE RESULTS OF A CONTRACT MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY THE CONTRACT OWNER AND THE VARIOUS RATES OF RETURN OF THE PORTFOLIOS SELECTED. SINCE IT IS HIGHLY LIKELY THAT PERFORMANCE WILL FLUCTUATE FROM MONTH TO MONTH, MONTHLY INCOME (BASED ON THE VARIABLE ACCOUNT) WILL ALSO FLUCTUATE. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUNDS THAT THESE HISTORICAL RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE PAYMENTS IN THIS ILLUSTRATION ARE NET OF ALL CHARGES: MORTALITY AND EXPENSE RISK CHARGE AND ADMINISTRATION ASSET CHARGE (1.35%), MANAGEMENT FEES AND OTHER EXPENSES (These may vary from year to year. The following expenses are for the year ended December 31, 1997, after giving effect to current expense caps or deferrals: 1.00% Loomis Sayles Small Cap, 1.30% Morgan Stanley International Magnum, 0.87% Alger Equity Growth, 0.85% Goldman Sachs Midcap Value, 0.90% Davis Venture Value, 0.82% Westpeak Growth and Income, 0.40% Westpeak Stock Index, 0.85% Loomis Sayles Balanced, 0.61% Back Bay Managed, 0.85% Salomon Strategic Bond Opportunities, 0.52% Back Bay Bond Income, 0.70% Salomon US Government, 0.45% Back Bay Money Market. Effective May 1, 1998 the Goldman Sachs Midcap Value Series is subject to a voluntary expense deferral arrangement with an annual expense limit of .90% of net assets. The following expenses are for the year ended December 31, 1997 and are unaffected by expense caps or deferrals: 0.92% Fidelity Overseas, 0.67% Capital Growth, 0.58% Fidelity Equity-Income.)
-------
* Income payments are made during the Annuitant's lifetime. If the Annuitant dies before payments have been made for the 10 Year Certain Period, payments will be continued for the balance of the Certain Period. The cumulative amount of income payments received under the annuity depends on how long the Annuitant lives after the Certain Period. An annuity pools the mortality experience of Annuitants. Annuitants who die earlier, in effect, subsidize the payments for those who live longer.
** Rates of return and Contract values and benefits shown reflect the Goldman
   Sachs Midcap Value Series' investment advisory fee of .70% of average daily net assets. Beginning May 1, 1998 the Series' advisory fee is .75%.

                                    EXPERTS

  The financial statements of The New England Variable Account of Metropolitan Life Insurance Company ("MetLife") as of and for the year ended December 31, 1996, December 31, 1997, and the consolidated financial statements of Metropolitan Life Insurance Company as of December 31, 1997 and 1996, and for the three years in the period ended December 31, 1997, included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein (whose reports express unqualified opinions and, with respect to MetLife, includes an explanatory paragraph referring to the changes in the basis of accounting), and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

                                 LEGAL MATTERS

  Legal matters in connection with the Contracts described in this registration statement have been passed on by Christopher P. Nicholas, Associate General Counsel of the Company. Sutherland, Asbill & Brennan L.L.P., Washington, D.C., have acted as special counsel on certain matters relating to the Federal securities laws.

                                   APPENDIX A

ABC and affiliates         Fortune                    Public Broadcasting
Atlanta Constitution       Fox Newtwork and            Service
Atlanta Journal             affiliates                Quinn, Jane Bryant
Austin American            Fund Action                 (syndicated column)
 Statesman                 Hartford Courant           Registered
Baltimore Sun              Houston Chronicle           Representative
Barron's                   INC                        Research Magazine
Bond Buyer                 Indianapolis Star          Resource
Boston Business Journal    Institutional Investor     Reuters
Boston Globe               Investment Dealers         Rukeyser's Business
Boston Herald               Digest                     (syndicated column)
Broker World               Investment Vision          Sacramento Bee
Business Radio Network     Investor's Daily           San Francisco Chronicle
Business Week              Journal of Commerce        San Francisco Examiner
CBS and affiliates         Kansas City Star           San Jose Mercury
CFO                        LA Times                   Seattle Post-
Changing Times             Leckey, Andrew              Intelligencer
Chicago Sun Times           (syndicated column)       Seattle Times
Chicago Tribune            Life Association News      Smart Money
Christian Science          Miami Herald               St. Louis Post Dispatch
 Monitor                   Milwaukee Sentinel         St. Petersburg Times
Christian Science          Money                      Standard & Poor's
 Monitor News Service      Money Maker                 Outlook
Cincinnati Enquirer        Money Management Letter    Standard & Poor's Stock
Cincinnati Post            Morningstar                 Guide
CNBC                       National Public Radio      Stanger's Investment
CNN                        National Underwriter        Advisor
Columbus Dispatch          NBC and affiliates         Stockbroker's Register
Dallas Morning News        New England Business       Strategic Insight
Dallas Times-Herald        New England Cable News     Tampa Tribune
Denver Post                New Orleans Times-         Time
Des Moines Register         Picayune                  Tobias, Andrew
Detroit Free Press         New York Daily News         (syndicated column)
Donoghues Money Fund       New York Times             UPI
 Report                    Newark Star Ledger         US News and World Report
Dorfman, Dan (syndicated   Newsday                    USA Today
 column)                   Newsweek                   Value Line
Dow Jones News Service     Nightly Business Report    Wall St. Journal
Economist                  Orange County Register     Wall Street Letter
FACS of the Week           Orlando Sentinel           Wall Street Week
Financial News Network     Pension World              Washington Post
Financial Planning         Pensions and Investments   WBZ
Financial Services Week    Personal Investor          WBZ-TV
Financial World            Philadelphia Inquirer      WCVB-TV
Forbes                     Porter, Sylvia             WEEI
Fort Worth Star-Telegram    (syndicated column)       WHDH
                           Portland Oregonian         Worcester Telegram
                                                      Worth Magazine
                                                      WRKO

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Contract Owners of The New England Variable Account of Metropolitan Life Insurance Company:

  We have audited the accompanying statement of assets and liabilities of The New England Variable Account (comprised of Capital Growth Sub-Account, Bond Income Sub-Account, Money Market Sub-Account, Stock Index Sub-Account, Managed Sub-Account, Avanti Growth Sub-Account, Growth and Income Sub-Account (formerly Value Growth Sub-Account), Small Cap Sub-Account, U.S. Government Sub-Account, Balanced Sub-Account, Equity Growth Sub-Account, International Equity Sub-Account, Venture Value Sub-Account, Strategic Bond Opportunities Sub-Account, Equity-Income Sub-Account and Overseas Sub-Account) of Metropolitan Life Insurance Company as of December 31, 1997, and the related statements of operations and changes in net assets for the twelve months ended December 31, 1997 and 1996. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the respective aforementioned sub-accounts comprising The New England Variable Account of Metropolitan Life Insurance Company as of December 31, 1997, and the results of their operations and changes in their net assets for the twelve months ended December 31, 1997 and 1996, in conformity with generally accepted accounting principles.

Deloitte & Touche LLP

Boston, Massachusetts
April 17, 1998

                        THE NEW ENGLAND VARIABLE ACCOUNT
                                       OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1997

ASSETS
Investments in sub-accounts, at value
 (Note 2)
                                          SHARES         COST      MARKET VALUE
                                       ------------- ------------ --------------
NEW ENGLAND ZENITH FUND:
 Capital Growth Series...............  1,662,289.240 $613,617,128 $  664,234,159
 Back Bay Advisors Bond Income Se-
  ries...............................  1,188,537.310  127,504,140    128,968,183
 Back Bay Advisors Money Market Se-
  ries...............................    549,784.380   54,978,438     54,978,438
 Westpeak Stock Index Series.........    388,253.970   36,205,782     60,474,438
 Back Bay Advisors Managed Series....    768,449.690  113,086,443    145,890,173
 Loomis Sayles Avanti Growth Series..    273,599.560   38,400,858     46,673,349
 Westpeak Growth and Income Series...    385,324.000   55,292,004     69,346,759
 Loomis Sayles Small Cap Series......    481,362.360   68,942,911     76,498,106
 Salomon Brothers U. S. Government
  Series ............................    963,298.370   10,792,858     10,721,511
 Loomis Sayles Balanced Series ......  3,159,421.550   41,231,278     46,949,004
 Alger Equity Growth Series..........  4,912,543.890   72,239,584     86,559,023
 Morgan Stanley International Magnum
  Equity Series......................  1,750,019.850   19,055,775     19,005,216
 Davis Venture Value Series..........  5,625,578.990   87,353,660    117,012,043
 Salomon Brothers Strategic Bond Op-
  portunities Series.................  2,765,031.770   32,423,183     33,208,032

VARIABLE INSURANCE PRODUCTS FUND:
 Equity-Income Portfolio.............  7,451,499.500  132,014,093    180,922,408
 Overseas Portfolio..................  4,841,789.170   84,048,286     92,962,352
Total investments in sub-accounts, at value.....................   1,834,403,194
Dividends receivable............................................         254,587
                                                                  --------------
   Total assets.................................................   1,834,657,781

LIABILITIES
Due to Metropolitan Life Insurance Company......................       2,160,488
                                                                  --------------
NET ASSETS......................................................  $1,832,497,293
                                                                  ==============
CONTRACT OWNERS' EQUITY
Owners of annuity contracts.....................................  $1,824,884,488
Annuity reserves (Note 2).......................................       7,612,805
                                                                  --------------
   TOTAL FOR VARIABLE ANNUITY CONTRACTS.........................  $1,832,497,293
                                                                  ==============

                       See Notes to Financial Statements

                        THE NEW ENGLAND VARIABLE ACCOUNT
                                       OF
                    METROPOLITAN LIFE LIFE INSURANCE COMPANY

                            STATEMENT OF OPERATIONS

                 FOR THE TWELVE MONTHS ENDED DECEMBER 31, 1997

                                                 MONEY                              AVANTI
                      CAPITAL        BOND        MARKET      STOCK                  GROWTH     GROWTH       SMALL       U.S.
                       GROWTH       INCOME        SUB-       INDEX      MANAGED      SUB-    AND INCOME      CAP     GOVERNMENT
                    SUB-ACCOUNT   SUB-ACCOUNT   ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT  ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                    ------------  -----------  ---------- ----------- ----------- ---------- ----------- ----------- -----------
INCOME:
 Dividends........  $161,763,220  $ 9,529,570  $3,197,674 $ 1,024,357 $17,220,110 $3,704,356 $ 7,559,616 $ 8,757,892  $607,713
EXPENSES:
 Mortality and ex-
  pense risk
  charge..........     6,246,897    1,213,469     591,219     530,104   1,350,189    434,335     560,538     562,574    75,785
 Administrative
  charge..........     3,213,419      602,791     294,841     257,635     664,749    216,662     272,633     277,826    36,256
                    ------------  -----------  ---------- ----------- ----------- ---------- ----------- -----------  --------
  Total expenses..     9,460,316    1,816,260     886,060     787,739   2,014,938    650,997     833,171     840,400   112,041
                    ------------  -----------  ---------- ----------- ----------- ---------- ----------- -----------  --------
Net investment in-
 come.............   152,302,904    7,713,310   2,311,614     236,618  15,205,172  3,053,359   6,726,445   7,917,492   495,672
NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON INVEST-
 MENTS:
Net unrealized
 appreciation
 (depreciation) on
 investments:
 Beginning of
  year............    99,512,468   (1,691,255)        --   12,902,146  22,986,104  6,145,766   6,583,356   4,882,438   (31,679)
 End of year......    50,617,028    1,464,043         --   24,268,656  32,803,730  8,272,492  14,054,755   7,555,195   (71,347)
                    ------------  -----------  ---------- ----------- ----------- ---------- ----------- -----------  --------
Net change in
 unrealized
 appreciation
 (depreciation)...   (48,895,440)   3,155,298         --   11,366,510   9,817,626  2,126,726   7,471,399   2,672,757   (39,668)
Net realized gain
 on investments...    16,549,232      383,618         --    2,485,570   5,316,574  1,279,438     999,139   1,013,818    73,118
Net realized and
 unrealized gain
 (loss) on invest-
 ments............   (32,346,208)   3,538,916         --   13,852,080  15,134,200  3,406,164   8,470,538   3,686,575    33,450
                    ------------  -----------  ---------- ----------- ----------- ---------- ----------- -----------  --------
NET INCREASE
 (DECREASE) IN NET
 ASSETS RESULTING
 FROM OPERATIONS..  $119,956,696  $11,252,226  $2,311,614 $14,088,698 $30,339,372 $6,459,523 $15,196,983 $11,604,067  $529,122
                    ============  ===========  ========== =========== =========== ========== =========== ===========  ========



                       See Notes to Financial Statements

                        THE NEW ENGLAND VARIABLE ACCOUNT
                                       OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                            STATEMENT OF OPERATIONS

                 FOR THE TWELVE MONTHS ENDED DECEMBER 31, 1997

                                                                         STRATEGIC
                       BALANCED    EQUITY    INTERNATIONAL   VENTURE       BOND        EQUITY-
                         SUB-      GROWTH       EQUITY        VALUE    OPPORTUNITIES   INCOME     OVERSEAS
                       ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT     TOTAL
                      ---------- ----------- ------------- ----------- ------------- ----------- -----------  ------------
INCOME:
 Dividends..........  $2,574,941 $ 8,406,357  $   489,126  $ 3,612,662  $2,297,507   $14,268,491 $ 7,264,725  $252,278,317
EXPENSES:
 Mortality and ex-
  pense risk charge.     357,339     741,935      178,093      860,855     258,490     1,571,862     905,411    16,439,095
 Administrative
  charge............     175,322     372,290       88,722      417,577     120,433       780,309     459,082     8,250,547
                      ---------- -----------  -----------  -----------  ----------   ----------- -----------  ------------
  Total expenses....     532,661   1,114,225      266,815    1,278,432     378,923     2,352,171   1,364,493    24,689,642
                      ---------- -----------  -----------  -----------  ----------   ----------- -----------  ------------
Net investment in-
 come...............   2,042,280   7,292,132      222,311    2,334,230   1,918,584    11,916,320   5,900,232   227,588,675
NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS:
Net unrealized
 appreciation
 (depreciation) on
 investments:
 Beginning of year..   3,182,617   7,461,590    1,005,725   10,498,878     428,659    26,627,341  10,234,877   210,729,031
 End of year........   5,717,727  14,319,440      (50,559)  29,658,383     784,849    48,908,315   8,914,066   247,216,773
                      ---------- -----------  -----------  -----------  ----------   ----------- -----------  ------------
Net change in
 unrealized
 appreciation
 (depreciation).....   2,535,110   6,857,850   (1,056,284)  19,159,505     356,190    22,280,974  (1,320,811)   36,487,742
Net realized gain on
 investments........     426,199   1,269,426      142,078    1,085,706     187,949     2,721,225   4,146,302    38,079,392
Net realized and
 unrealized gain
 (loss) on
 investments........   2,961,309   8,127,276     (914,206)  20,245,211     544,139    25,002,199   2,825,491    74,567,134
                      ---------- -----------  -----------  -----------  ----------   ----------- -----------  ------------
NET INCREASE
 (DECREASE) IN NET
 ASSETS RESULTING
 FROM OPERATIONS....  $5,003,589 $15,419,408  $  (691,895) $22,579,441  $2,462,723   $36,918,519 $ 8,725,723  $302,155,809
                      ========== ===========  ===========  ===========  ==========   =========== ===========  ============

                       See Notes to Financial Statements

                        THE NEW ENGLAND VARIABLE ACCOUNT
                                       OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                            STATEMENT OF OPERATIONS

                 FOR THE TWELVE MONTHS ENDED DECEMBER 31, 1996

                                              MONEY                              AVANTI     GROWTH     SMALL       U.S.
                     CAPITAL      BOND        MARKET      STOCK                  GROWTH   AND INCOME    CAP     GOVERNMENT
                     GROWTH      INCOME        SUB-       INDEX      MANAGED      SUB-       SUB-       SUB-       SUB-
                   SUB-ACCOUNT SUB-ACCOUNT   ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT  ACCOUNT    ACCOUNT    ACCOUNT    ACCOUNT
                   ----------- -----------  ---------- ----------- ----------- ---------- ---------- ---------- ----------
INCOME:
 Dividends........ $31,999,855 $ 9,112,591  $3,139,887 $ 1,104,152 $12,337,781 $2,301,646 $4,082,957 $2,793,777 $ 338,892
EXPENSES:
 Mortality and
  expense risk
  charge..........   4,859,907   1,205,743     602,488     396,508   1,198,409    332,954    359,469    263,840    59,474
 Administrative
  charge..........   2,677,508     624,409     307,765     204,120     623,890    172,884    182,994    133,281    28,496
                   ----------- -----------  ---------- ----------- ----------- ---------- ---------- ---------- ---------
  Total expenses..   7,537,415   1,830,152     910,253     600,628   1,822,299    505,838    542,463    397,121    87,970
                   ----------- -----------  ---------- ----------- ----------- ---------- ---------- ---------- ---------
Net investment
 income (loss)....  24,462,440   7,282,439   2,229,634     503,524  10,515,482  1,795,808  3,540,494  2,396,656   250,922
NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS:
Net unrealized
 appreciation
 (depreciation) on
 investments:
 Beginning of
  year............  45,558,436   2,104,546         --    7,142,155  22,213,497  4,321,917  5,157,858  1,612,398   124,160
 End of year......  99,512,468  (1,691,255)        --   12,902,146  22,986,104  6,145,766  6,583,356  4,882,438   (31,679)
                   ----------- -----------  ---------- ----------- ----------- ---------- ---------- ---------- ---------
Net change in
 unrealized
 appreciation
 (depreciation)...  53,954,032  (3,795,801)        --    5,759,991     772,607  1,823,849  1,425,498  3,270,040  (155,839)
Net realized gain
 on investments...  12,365,009     343,759         --    1,525,569   4,450,425  1,326,250  1,011,305  1,317,987    48,400
Net realized and
 unrealized gain
 (loss) on
 investments......  66,319,041  (3,452,042)        --    7,285,560   5,223,032  3,150,099  2,436,803  4,588,027  (107,439)
                   ----------- -----------  ---------- ----------- ----------- ---------- ---------- ---------- ---------
NET INCREASE IN
 NET ASSETS
 RESULTING FROM
 OPERATIONS....... $90,781,481 $ 3,830,397  $2,229,634 $ 7,789,084 $15,738,514 $4,945,907 $5,977,297 $6,984,683 $ 143,483
                   =========== ===========  ========== =========== =========== ========== ========== ========== =========


                       See Notes to Financial Statements

                        THE NEW ENGLAND VARIABLE ACCOUNT
                                       OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                            STATEMENT OF OPERATIONS

                 FOR THE TWELVE MONTHS ENDED DECEMBER 31, 1996

                                    EQUITY                                STRATEGIC
                        BALANCED    GROWTH    INTERNATIONAL   VENTURE       BOND        EQUITY-
                          SUB-       SUB-        EQUITY        VALUE    OPPORTUNITIES   INCOME     OVERSEAS
                        ACCOUNT    ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT    TOTAL
                       ---------- ----------  ------------- ----------- ------------- ----------- ----------- ------------
INCOME:
 Dividends...........  $  829,712 $  108,507   $  283,014   $ 1,361,224  $1,235,274   $ 5,031,305 $ 1,738,857 $ 77,799,431
EXPENSES:
 Mortality and ex-
  pense risk charge..     195,209    484,256      154,128       389,994     119,831     1,190,303     733,944   12,546,457
 Administrative
  charge.............      95,720    244,251       78,029       193,853      56,968       614,753     390,905    6,629,826
                       ---------- ----------   ----------   -----------  ----------   ----------- ----------- ------------
  Total expenses.....     290,929    728,507      232,157       583,847     176,799     1,805,056   1,124,849   19,176,283
                       ---------- ----------   ----------   -----------  ----------   ----------- ----------- ------------
Net investment income
 (loss)..............     538,783   (620,000)      50,857       777,377   1,058,475     3,226,249     614,008   58,623,148
NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS:
Net unrealized
 appreciation
 (depreciation) on
 investments:
 Beginning of year...     835,377  2,819,660      540,103     3,190,020     170,662    18,248,552   4,472,393  118,511,734
 End of year.........   3,182,617  7,461,590    1,005,725    10,498,878     428,659    26,627,341  10,234,877  210,729,031
                       ---------- ----------   ----------   -----------  ----------   ----------- ----------- ------------
Net change in
 unrealized apprecia-
 tion (depreciation).   2,347,240  4,641,930      465,622     7,308,858     257,997     8,378,789   5,762,484   92,217,297
Net realized gain on
 investments.........     310,945  1,521,066      260,731     1,324,964     192,688     3,362,763   2,100,157   31,462,018
Net realized and
 unrealized gain
 (loss) on invest-
 ments...............   2,658,185  6,162,996      726,353     8,633,822     450,685    11,741,552   7,862,641  123,679,315
                       ---------- ----------   ----------   -----------  ----------   ----------- ----------- ------------
NET INCREASE IN NET
 ASSETS RESULTING
 FROM OPERATIONS.....  $3,196,968 $5,542,996   $  777,210   $ 9,411,199  $1,509,160   $14,967,801 $ 8,476,649 $182,302,463
                       ========== ==========   ==========   ===========  ==========   =========== =========== ============



                       See Notes to Financial Statements

                        THE NEW ENGLAND VARIABLE ACCOUNT
                                       OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS

                 FOR THE TWELVE MONTHS ENDED DECEMBER 31, 1997

                      CAPITAL         BOND         MONEY         STOCK                     AVANTI       GROWTH        SMALL
                       GROWTH        INCOME        MARKET        INDEX       MANAGED       GROWTH     AND INCOME       CAP
                    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                    ------------  ------------  ------------  -----------  ------------  -----------  -----------  -----------
FROM INVESTMENT
 ACTIVITIES:
 Net investment
  income........... $152,302,904  $  7,713,310  $  2,311,614  $   236,618  $ 15,205,172  $ 3,053,359  $ 6,726,445  $ 7,917,492
 Net realized and
  unrealized gain
  (loss) on
  investments......  (32,346,208)    3,538,916           --    13,852,080    15,134,200    3,406,164    8,470,538    3,686,575
                    ------------  ------------  ------------  -----------  ------------  -----------  -----------  -----------
 Increase
  (decrease) in net
  assets derived
  from investment
  activities.......  119,956,696    11,252,226     2,311,614   14,088,698    30,339,372    6,459,523   15,196,983   11,604,067
FROM CONTRACT-
 RELATED
 TRANSACTIONS:
 Net premiums
  transferred from
  Metropolitan Life
  Insurance
  Company..........   46,257,229     8,122,820    26,202,879    1,596,374     4,382,922    4,762,144    8,083,274   12,260,075
 Net transfers (to)
  from other sub-
  accounts.........  (11,155,639)   (7,699,535)  (26,940,036)   3,556,922    (5,331,048)  (2,056,660)   4,010,673   13,987,149
 Net transfers to
  Metropolitan Life
  Insurance Company
   Surrenders......  (45,954,925)  (10,678,232)  (10,908,433)  (3,938,868)  (12,262,286)  (3,040,666)  (2,840,124)  (2,651,643)
   Annuity
    benefits.......   (3,916,643)   (1,098,100)     (958,554)    (172,634)     (952,879)    (150,287)    (369,616)    (144,703)
                    ------------  ------------  ------------  -----------  ------------  -----------  -----------  -----------
 Increase
  (decrease) in net
  assets derived
  from contract-
  related
  transactions.....  (14,769,978)  (11,353,047)  (12,604,144)   1,041,794   (14,163,291)    (485,469)   8,884,207   23,450,878
                    ------------  ------------  ------------  -----------  ------------  -----------  -----------  -----------
Net increase
 (decrease) in net
 assets............  105,186,718      (100,821)  (10,292,530)  15,130,492    16,176,081    5,974,054   24,081,190   35,054,945
NET ASSETS, AT
 BEGINNING OF THE
 YEAR..............  558,255,137   128,933,716    65,459,331   45,270,391   129,559,412   40,641,154   45,184,792   41,350,703
                    ------------  ------------  ------------  -----------  ------------  -----------  -----------  -----------
NET ASSETS, AT END
 OF THE YEAR....... $663,441,855  $128,832,895  $ 55,166,801  $60,400,883  $145,735,493  $46,615,208  $69,265,982  $76,405,648
                    ============  ============  ============  ===========  ============  ===========  ===========  ===========
                       U.S.
                    GOVERNMENT
                    SUB-ACCOUNT
                    ------------
FROM INVESTMENT
 ACTIVITIES:
 Net investment
  income........... $   495,672
 Net realized and
  unrealized gain
  (loss) on
  investments......      33,450
                    ------------
 Increase
  (decrease) in net
  assets derived
  from investment
  activities.......     529,122
FROM CONTRACT-
 RELATED
 TRANSACTIONS:
 Net premiums
  transferred from
  Metropolitan Life
  Insurance
  Company..........   1,636,443
 Net transfers (to)
  from other sub-
  accounts.........   2,710,896
 Net transfers to
  Metropolitan Life
  Insurance Company
   Surrenders......    (807,465)
   Annuity
    benefits.......     (77,123)
                    ------------
 Increase
  (decrease) in net
  assets derived
  from contract-
  related
  transactions.....   3,462,751
                    ------------
Net increase
 (decrease) in net
 assets............   3,991,873
NET ASSETS, AT
 BEGINNING OF THE
 YEAR..............   6,716,308
                    ------------
NET ASSETS, AT END
 OF THE YEAR....... $10,708,181
                    ============

                       See Notes to Financial Statements

                        THE NEW ENGLAND VARIABLE ACCOUNT
                                       OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS

                 FOR THE TWELVE MONTHS ENDED DECEMBER 31, 1997

                                                                             STRATEGIC
                                    EQUITY     INTERNATIONAL   VENTURE         BOND        EQUITY-
                      BALANCED      GROWTH        EQUITY        VALUE      OPPORTUNITIES    INCOME      OVERSEAS
                     SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                     -----------  -----------  ------------- ------------  ------------- ------------  -----------
FROM INVESTMENT
 ACTIVITIES:
 Net investment
  income...........  $ 2,042,280  $ 7,292,132   $   222,311  $  2,334,230   $ 1,918,584  $ 11,916,320  $ 5,900,232
 Net realized and
  unrealized gain
  (loss) on
  investments......    2,961,309    8,127,276      (914,206)   20,245,211       544,139    25,002,199    2,825,491
                     -----------  -----------   -----------  ------------   -----------  ------------  -----------
 Increase
  (decrease) in net
  assets derived
  from investment
  activities.......    5,003,589   15,419,408      (691,895)   22,579,441     2,462,723    36,918,519    8,725,723
FROM CONTRACT-
 RELATED
 TRANSACTIONS:
 Net premiums
  transferred from
  Metropolitan Life
  Insurance
  Company..........   10,177,262   11,337,797     2,837,941    20,349,676     7,395,953    16,562,140    8,859,341
 Net transfers (to)
  from other sub-
  accounts.........    5,283,098    1,159,125      (395,960)   21,589,697     5,504,230    (2,177,097)  (2,045,815)
 Net transfers to
  Metropolitan Life
  Insurance Company
   Surrenders......   (1,672,676)  (3,601,726)   (1,020,990)   (4,625,595)   (1,644,665)   (8,919,993)  (5,776,847)
   Annuity
    benefits.......     (344,852)    (529,258)     (177,635)     (513,124)     (203,636)     (925,776)    (265,135)
                     -----------  -----------   -----------  ------------   -----------  ------------  -----------
Increase (decrease)
 in net assets
 derived from
 contract-related
 transactions......   13,442,832    8,365,938     1,243,356    36,800,654    11,051,882     4,539,274      771,544
                     -----------  -----------   -----------  ------------   -----------  ------------  -----------
Net increase
 (decrease) in net
 assets............   18,446,421   23,785,346       551,461    59,380,095    13,514,605    41,457,793    9,497,267
NET ASSETS, AT
 BEGINNING OF THE
 YEAR..............   28,461,555   62,667,072    18,431,146    57,486,566    19,654,553   139,236,727   83,353,740
                     -----------  -----------   -----------  ------------   -----------  ------------  -----------
NET ASSETS, AT END
 OF THE YEAR.......  $46,907,976  $86,452,418   $18,982,607  $116,866,661   $33,169,158  $180,694,520  $92,851,007
                     ===========  ===========   ===========  ============   ===========  ============  ===========
                         TOTAL
                     ---------------
FROM INVESTMENT
 ACTIVITIES:
 Net investment
  income...........  $  227,588,675
 Net realized and
  unrealized gain
  (loss) on
  investments......      74,567,134
                     ---------------
 Increase
  (decrease) in net
  assets derived
  from investment
  activities.......     302,155,809
FROM CONTRACT-
 RELATED
 TRANSACTIONS:
 Net premiums
  transferred from
  Metropolitan Life
  Insurance
  Company..........     190,824,270
 Net transfers (to)
  from other sub-
  accounts.........             --
 Net transfers to
  Metropolitan Life
  Insurance Company
   Surrenders......    (120,345,134)
   Annuity
    benefits.......     (10,799,955)
                     ---------------
Increase (decrease)
 in net assets
 derived from
 contract-related
 transactions......      59,679,181
                     ---------------
Net increase
 (decrease) in net
 assets............     361,834,900
NET ASSETS, AT
 BEGINNING OF THE
 YEAR..............   1,470,662,303
                     ---------------
NET ASSETS, AT END
 OF THE YEAR.......  $1,832,497,293
                     ===============


                       See Notes to Financial Statements

                        THE NEW ENGLAND VARIABLE ACCOUNT
                                       OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS

                 FOR THE TWELVE MONTHS ENDED DECEMBER 31, 1996

                       CAPITAL         BOND         MONEY        STOCK                     AVANTI       GROWTH        SMALL
                        GROWTH        INCOME       MARKET        INDEX       MANAGED       GROWTH     AND INCOME       CAP
                     SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                     ------------  ------------  -----------  -----------  ------------  -----------  -----------  -----------
FROM INVESTMENT
 ACTIVITIES:
 Net investment
  income...........  $ 24,462,440  $  7,282,439  $ 2,229,634  $   503,524  $ 10,515,482  $ 1,795,808  $ 3,540,494  $ 2,396,656
 Net realized and
  unrealized gain
  (loss) on
  investments......    66,319,041    (3,452,042)         --     7,285,560     5,223,032    3,150,099    2,436,803    4,588,027
                     ------------  ------------  -----------  -----------  ------------  -----------  -----------  -----------
 Increase in net
  assets derived
  from investment
  activities.......    90,781,481     3,830,397    2,229,634    7,789,084    15,738,514    4,945,907    5,977,297    6,984,683
FROM CONTRACT-
 RELATED
 TRANSACTIONS:
 Net premiums
  transferred from
  Metropolitan Life
  Insurance
  Company..........    47,336,231    11,677,458   34,222,659    1,670,783     4,562,605    6,302,457    6,822,870    8,775,631
 Net transfers (to)
  from other sub-
  accounts.........   (18,117,765)   (4,899,751) (22,911,631)     869,176    (3,513,923)   2,463,232    2,577,617   10,285,086
 Net transfers to
  Metropolitan Life
  Insurance Company
   Surrenders......   (28,837,335)   (8,641,055)  (9,500,843)  (1,956,188)   (8,730,471)  (1,538,955)  (1,432,839)  (1,219,696)
   Annuity
    benefits.......    (3,710,248)   (1,293,526)    (948,004)    (373,468)   (1,466,713)      17,753     (212,197)      24,816
                     ------------  ------------  -----------  -----------  ------------  -----------  -----------  -----------
Increase (decrease)
 in net assets
 derived from
 contact-related
 transactions......    (3,329,117)   (3,156,874)     862,181      210,303    (9,148,502)   7,244,487    7,755,451   17,865,837
                     ------------  ------------  -----------  -----------  ------------  -----------  -----------  -----------
Net increase in net
 assets............    87,452,364       673,523    3,091,815    7,999,387     6,590,012   12,190,394   13,732,748   24,850,520
NET ASSETS, AT
 BEGINNING OF THE
 YEAR..............   470,802,773   128,260,193   62,367,516   37,271,004   122,969,400   28,450,760   31,452,044   16,500,183
                     ------------  ------------  -----------  -----------  ------------  -----------  -----------  -----------
NET ASSETS, AT END
 OF THE YEAR.......  $558,255,137  $128,933,716  $65,459,331  $45,270,391  $129,559,412  $40,641,154  $45,184,792  $41,350,703
                     ============  ============  ===========  ===========  ============  ===========  ===========  ===========
                        U.S.
                     GOVERNMENT
                        SUB-
                      ACCOUNT
                     -----------
FROM INVESTMENT
 ACTIVITIES:
 Net investment
  income...........  $  250,922
 Net realized and
  unrealized gain
  (loss) on
  investments......    (107,439)
                     -----------
 Increase in net
  assets derived
  from investment
  activities.......     143,483
FROM CONTRACT-
 RELATED
 TRANSACTIONS:
 Net premiums
  transferred from
  Metropolitan Life
  Insurance
  Company..........   1,820,592
 Net transfers (to)
  from other sub-
  accounts.........    (149,842)
 Net transfers to
  Metropolitan Life
  Insurance Company
   Surrenders......    (183,343)
   Annuity
    benefits.......     (35,087)
                     -----------
Increase (decrease)
 in net assets
 derived from
 contact-related
 transactions......   1,452,320
                     -----------
Net increase in net
 assets............   1,595,803
NET ASSETS, AT
 BEGINNING OF THE
 YEAR..............   5,120,505
                     -----------
NET ASSETS, AT END
 OF THE YEAR.......  $6,716,308
                     ===========

                       See Notes to Financial Statements

                        THE NEW ENGLAND VARIABLE ACCOUNT
                                       OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS

                 FOR THE TWELVE MONTHS ENDED DECEMBER 31, 1996

                                                                            STRATEGIC
                                    EQUITY     INTERNATIONAL   VENTURE        BOND        EQUITY-
                      BALANCED      GROWTH        EQUITY        VALUE     OPPORTUNITIES    INCOME      OVERSEAS
                     SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT      TOTAL
                     -----------  -----------  ------------- -----------  ------------- ------------  -----------  --------------
FROM INVESTMENT
 ACTIVITIES:
 Net investment
  income...........  $   538,783  $  (620,000)  $    50,857  $   777,377   $ 1,058,475  $  3,226,249  $   614,008  $   58,623,148
 Net realized and
  unrealized gain
  (loss) on
  investments......    2,658,185    6,162,996       726,353    8,633,822       450,685    11,741,552    7,862,641     123,679,315
                     -----------  -----------   -----------  -----------   -----------  ------------  -----------  --------------
 Increase in net
  assets derived
  from investment
  activities.......    3,196,968    5,542,996       777,210    9,411,199     1,509,160    14,967,801    8,476,649     182,302,463
FROM CONTRACT-
 RELATED
 TRANSACTIONS:
 Net premiums
  transferred from
  Metropolitan Life
  Insurance
  Company..........   10,013,329   18,130,543     4,022,067   13,755,448     6,207,842    21,165,185    9,339,879     205,825,579
 Net transfers (to)
  from other sub-
  accounts.........    2,999,684    7,892,262     2,909,321   10,535,441     5,505,494     2,766,414      789,185             --
 Net transfers to
  Metropolitan Life
  Insurance Company
   Surrenders......   (1,068,120)  (2,440,300)   (1,078,027)  (2,067,055)     (638,840)   (5,636,063)  (3,733,623)    (78,702,753)
   Annuity
    benefits.......     (165,175)    (344,976)      (69,120)     (94,350)      (35,658)     (627,188)    (203,490)     (9,536,631)
                     -----------  -----------   -----------  -----------   -----------  ------------  -----------  --------------
 Increase
  (decrease) in net
  assets derived
  from contract-
  related
  transactions.....   11,779,718   23,237,529     5,784,241   22,129,484    11,038,838    17,668,348    6,191,951     117,586,195
                     -----------  -----------   -----------  -----------   -----------  ------------  -----------  --------------
Net increase in net
 assets............   14,976,686   28,780,525     6,561,451   31,540,683    12,547,998    32,636,149   14,668,600     299,888,658
NET ASSETS, AT
 BEGINNING OF THE
 YEAR..............   13,484,869   33,886,547    11,869,695   25,945,883     7,106,555   106,600,578   68,685,140   1,170,773,645
                     -----------  -----------   -----------  -----------   -----------  ------------  -----------  --------------
NET ASSETS, AT END
 OF THE YEAR.......  $28,461,555  $62,667,072   $18,431,146  $57,486,566   $19,654,553  $139,236,727  $83,353,740  $1,470,662,303
                     ===========  ===========   ===========  ===========   ===========  ============  ===========  ==============


                       See Notes to Financial Statements

                       THE NEW ENGLAND VARIABLE ACCOUNT
                                      OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

  1. NATURE OF OPERATIONS.

New England Variable Account (the "Account") is registered as a unit investment trust under the Investment Company Act of 1940 and is a funding vehicle for individual variable annuity contracts. The operations of the Account are part of Metropolitan Life Insurance Company (the "Company"). Prior to August 30, 1996, the Account was a part of New England Mutual Life Insurance Company. Effective August 30, 1996, New England Mutual Life Insurance Company merged into Metropolitan Life Insurance Company. The Account has sixteen investment sub-accounts as of December 31, 1997, each of which invests in one series of the New England Zenith Fund ("Zenith Fund") or one portfolio of the Variable Insurance Products Fund. The Zenith Fund and the Variable Insurance Products Fund ("VIP") are diversified, open-end management investment companies. The series of the Zenith Fund and portfolios of the Variable Insurance Products Fund in which the sub-accounts invest are referred to herein as the "Eligible Funds."

  2. SIGNIFICANT ACCOUNTING POLICIES.

The following is a summary of the significant accounting policies consistently followed by the Account.

  A. Security Valuation--The Eligible Fund shares are valued at the closing net asset value per share as determined by each fund as of the close of the New York Stock Exchange (normally 4:00 p.m. Eastern Standard Time) on each day the Exchange is open for trading.

  B. Security Transactions and Related Investment Income--Security transactions are accounted for on the trade date (the date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Net investment income and net realized and unrealized gains and losses on investments are allocated to the contracts on each valuation date based upon the contract's pro rata share of each sub-account. Realized gains and losses from sales of investments are computed on the basis of first in first out.

  C. Federal Income Taxes--The operations of the Account are included in the federal income tax return of the Company, which is taxed as a Life Insurance Company under the provisions of the Internal Revenue Code (the "Code"). Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the earnings associated with and credited to the contracts.

  D. Annuity Reserves--Annuity reserves are computed for currently payable contracts according to the 1983-a Mortality Tables. The assumed interest rate may be 0%, 3.5%, or 5% as elected by the annuitant and as regulated by laws of the respective states. Adjustments to annuity reserves are reimbursed to or from the Company. For contracts payable on or after January 1, 1998 annuity reserves will be computed according to the Annuity 2000 Mortality Tables.

  E. Estimates--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                       THE NEW ENGLAND VARIABLE ACCOUNT
                                      OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                  NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

  3. PURCHASES AND SALES OF INVESTMENT SECURITIES.

The following table shows the aggregate cost of shares purchased and proceeds from sales of Eligible Funds for the year ended December 31, 1997:

   SERIES                                               PURCHASES      SALES
   ------                                              ------------ ------------
   NEW ENGLAND ZENITH FUND:
   Capital Growth..................................... $252,153,594 $114,495,888
   Back Bay Advisors Bond Income......................   29,010,253   32,665,818
   Back Bay Advisors Money Market.....................  105,110,764  115,425,814
   Westpeak Stock Index...............................   11,510,024   10,211,638
   Back Bay Advisors Managed..........................   27,264,498   26,219,975
   Loomis Sayles Avanti Growth........................   13,097,580   10,522,462
   Westpeak Growth and Income.........................   25,917,014   10,288,022
   Loomis Sayles Small Cap............................   46,190,270   14,785,190
   Salomon Brothers U.S. Government...................    7,825,922    3,867,839
   Loomis Sayles Balanced.............................   23,033,106    7,544,362
   Alger Equity Growth................................   29,522,916   13,837,581
   Morgan Stanley International Magnum Equity.........    7,451,680    5,989,165
   Davis Venture Value................................   54,783,806   15,578,772
   Salomon Brothers Strategic Bond Opportunities......   20,455,000    7,472,324
   VARIABLE INSURANCE PRODUCTS FUND:
   Equity-Income Portfolio............................   46,701,068   30,180,326
   Overseas Portfolio.................................   51,180,013   44,494,539

  The Account purchases or redeems shares of the sixteen Eligible Funds based on the amount of net premiums invested in the account, transfers among the sub-accounts, policy loans, surrender payments, and annuity payments.

  4. CHARGES DEDUCTED BY THE COMPANY.

  A. Administrative charge--a fixed administrative charge of $30.00 per contract year is deducted from the contract value on each contract anniversary.

  B. Mortality and expense risk charges--a charge for mortality/expense risk assumed by the Company equal to an annual rate of 1.35% of the net assets of the Account is deducted on a daily basis. The mortality risk is the risk that guaranteed annuity payments or minimum death benefit payments made by the Company exceed amounts deducted from the net assets of the Account. The expense risk is the risk that administrative costs incurred by the company exceed amounts deducted from the net assets of the account.

  C. Contingent deferred sales charge--In the event of a partial or full surrender, a contingent deferred sales charge may be imposed. Charges for investment Advisery fees and other expenses are deducted from the assets of the Eligible Funds.

                       THE NEW ENGLAND VARIABLE ACCOUNT
                                      OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                  NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

5. INVESTMENT ADVISERS.

  The investment adviser and sub-adviser for each of the Eligible Funds are listed in the chart below. TNE Advisers, Inc. which is an indirect, wholly owned subsidiary of the Company, and each of the sub-advisers are registered with the SEC as investment advisers under the Investment Advisers Act of 1940.

           SERIES                        ADVISER                             SUB-ADVISER
           ------           ---------------------------------- ---------------------------------------
   Capital Growth           Capital Growth Management, L.P.*      --
   Back Bay Advisors Bond
    Income                  TNE Advisers, Inc.*                Back Bay Advisors, L.P.*
   Back Bay Advisors Money
    Market                  TNE Advisers, Inc.*                Back Bay Advisors, L.P.*
   Westpeak Stock Index     TNE Advisers, Inc.*                Westpeak Investment Advisors, L.P.*
   Back Bay Advisors
    Managed                 TNE Advisers, Inc.*                Back Bay Advisors, L.P.*
   Loomis Sayles Avanti
    Growth                  TNE Advisers, Inc.*                Loomis Sayles & Company, L.P.*
   Westpeak Growth and
    Income                  TNE Advisers, Inc.*                Westpeak Investment Advisors, L.P.*
   Loomis Sayles Small Cap  TNE Advisers, Inc.*                Loomis Sayles & Company, L.P.*
   Salomon Brothers U.S.
    Government              TNE Advisers, Inc.*                Salomon Brothers Asset Management Inc
   Loomis Sayles Balanced   TNE Advisers, Inc.*                Loomis Sayles & Company, L.P.*
   Alger Equity Growth      TNE Advisers, Inc.*                Fred Alger Management, Inc.
   Morgan Stanley
    International Magnum
    Equity                  TNE Advisers, Inc.*                Morgan Stanley Asset Management Inc.
   Davis Venture Value      TNE Advisers, Inc.*                Davis Selected Advisers, Inc.(a)
   Salomon Brothers
    Strategic Bond
    Opportunities           TNE Advisers, Inc.*                Salomon Brothers Asset Management Inc(b)
   VIP Equity-Income
    Portfolio               Fidelity Management & Research Co.    --
   VIP Overseas Portfolio   Fidelity Management & Research Co.    --

-------
 *  An Affiliate of the Company
(a). Davis Selected Advisers, L.P. may also delegate any of its responsibilities to Davis Selected Advisers-NY, Inc. a wholly-owned subsidiary of Davis Selected Advisers, L.P.
(b). In connection with Salomon Brothers Asset Management Inc's service as subadviser to the Strategic Bond Opportunities Series, Salomon Brothers Asset Management Inc's London based affiliate, Solomon Brothers Asset Management Limited provides certain subadvisory services to Salomon Brothers Asset Management Inc.

  Effective May 1, 1997 the Draycott International Equity Series was renamed the Morgan Stanley International Magnum Equity Series and a new Sub-Advisory agreement between TNE Advisers, Inc. and Morgan Stanley Asset Management Inc. went into effect replacing the prior agreement between TNE Advisers, Inc. and Draycott Partners Ltd.

  On January 28, 1998 the Zenith Fund's Board of Trustees approved new advisory and subadvisory agreements (the "New Agreements") relating to the Loomis Sayles Avanti Growth Series between TNE Advisers, Inc. and the Zenith Fund on behalf of the Series, and between TNE Advisers, Inc. and Goldman Sachs Asset Management ("Goldman Sachs"), respectively. The New Agreements, which are subject to shareholder approval, are expected to become effective on or about May 1, 1998. Under the New Agreements, Goldman Sachs would become the subadvisor of the Series, succeeding Loomis Sayles & Company, L.P., and would become responsible for the day-to-day management of the Series' investment operations under the oversight of TNE Advisers, Inc. Accordingly, the name of the Series would be changed to the "Goldman Sachs Midcap Value Series" at the time the New Agreements take effect. Goldman Sachs is a separate operating division of Goldman, Sachs & Co., a privately-owned global financial services company.

6. REGISTRATION EXPENSES.

  The company has assumed the cost of registering the Account and its contracts for distribution under applicable federal and state laws.

                        THE NEW ENGLAND VARIABLE ACCOUNT
                                       OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

7. VARIABLE ANNUITY CONTRACT UNIT ACTIVITY.

  A summary of units outstanding for variable annuity contracts at December 31, 1997:

                      CAPITAL           BOND             MONEY             STOCK                            AVANTI
                      GROWTH           INCOME            MARKET            INDEX           MANAGED          GROWTH
                    SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                  ---------------  ---------------  ----------------  ---------------  ---------------  ---------------
Units Outstand-
ing 1/1/97......  41,363,155.2827  41,138,874.3801   33,412,517.3847  15,623,252.8181  52,130,165.1639  24,345,379.2325
Units Purchased.   3,011,234.0642   2,506,348.9124   13,125,959.5560   1,557,288.8586   1,377,767.9020   2,654,579.8044
Units Redeemed..  (4,023,787.3008) (6,071,335.6677) (19,443,397.5085) (1,234,402.1448) (6,546,944.0518) (2,875,500.8862)
                  ---------------  ---------------  ----------------  ---------------  ---------------  ---------------
Units Outstand-
ing 12/31/97....  40,350,602.0461  37,573,887.6248   27,095,079.4322  15,946,139.5319  46,960,989.0141  24,124,458.1507
                  ===============  ===============  ================  ===============  ===============  ===============
Unit Value
12/31/97........       $16.441932        $3.428788         $2.036045        $3.787806        $3.103331        $1.932280
                  ===============  ===============  ================  ===============  ===============  ===============
                                                                                                           STRATEGIC
                       U. S.                             EQUITY        INTERNATIONAL       VENTURE           BOND
                    GOVERNMENT        BALANCED           GROWTH           EQUITY            VALUE        OPPORTUNITIES
                    SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                  ---------------  ---------------  ----------------  ---------------  ---------------  ---------------
Units Outstand-
ing 1/1/97......   5,785,147.6169  20,107,323.9381   40,025,594.3868  16,322,861.6667  34,997,024.1285  15,034,554.3857
Units Purchased.   3,576,303.8733  10,173,106.2337    6,867,349.0080   2,498,312.8451  21,780,480.0785   9,477,505.6384
Units Redeemed..    (742,496.5451) (1,368,667.5522)  (2,343,091.4709) (1,556,961.0069) (2,759,172.9468) (1,358,957.3809)
                  ---------------  ---------------  ----------------  ---------------  ---------------  ---------------
Units Outstand-
ing 12/31/97....   8,618,954.9451  28,911,762.6196   44,549,851.9239  17,264,213.5049  54,018,331.2602  23,153,102.6432
                  ===============  ===============  ================  ===============  ===============  ===============
Unit Value
12/31/97........        $1.242399        $1.622453         $1.940577        $1.099535        $2.163463        $1.432601
                  ===============  ===============  ================  ===============  ===============  ===============
                      GROWTH            SMALL
                    AND INCOME           CAP
                    SUB-ACCOUNT      SUB-ACCOUNT
                  ---------------- ----------------
Units Outstand-
ing 1/1/97......  26,104,464.7017  26,307,747.9854
Units Purchased.   5,891,744.3014  14,835,072.0478
Units Redeemed..  (1,607,448.9772) (1,679,885.3314)
                  ---------------- ----------------
Units Outstand-
ing 12/31/97....  30,388,760.0259  39,462,934.7018
                  ================ ================
Unit Value
12/31/97........        $2.279329        $1.936137
                  ================ ================
                      EQUITY
                      INCOME          OVERSEAS
                    SUB-ACCOUNT      SUB-ACCOUNT
                  ---------------- ----------------
Units Outstand-
ing 1/1/97......  44,037,797.6224  44,846,316.1031
Units Purchased.   4,629,575.2709   4,339,169.0147
Units Redeemed..  (3,450,651.3585) (3,795,441.9777)
                  ---------------- ----------------
Units Outstand-
ing 12/31/97....  45,216,721.5348  45,390,043.1401
                  ================ ================
Unit Value
12/31/97........        $3.996188        $2.045625
                  ================ ================

                       INDEPENDENT AUDITORS' REPORT

Metropolitan Life Insurance Company:

  We have audited the accompanying consolidated balance sheets of Metropolitan Life Insurance Company (the "company") as of December 31, 1997 and 1996 and the related consolidated statements of earnings, equity and cash flows for each of the three years in the period ended December 31, 1997. These consolidated financial statements are the responsibility of the company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, such consolidated financial statements present fairly, in all material respects, the consolidated financial position of the company at December 31, 1997 and 1996 and the consolidated results of its operations and its consolidated cash flows for each of the three years in the period ended December 31, 1997 in conformity with generally accepted accounting principles.

  As discussed in Note 1 to the consolidated financial statements, the company has changed the method of accounting for investment income on certain structured securities.

Deloitte & Touche LLP

New York, New York

February 12, 1998, except for Note 17,

as to which the date is March 12, 1998

                    METROPOLITAN LIFE INSURANCE COMPANY

                        CONSOLIDATED BALANCE SHEETS

                        DECEMBER 31, 1997 AND 1996

                               (IN MILLIONS)

                                                        NOTES   1997      1996
                                                        ----- --------  --------
ASSETS
Investments:
  Fixed Maturities:.................................... 2,15
    Available for Sale, at Estimated Fair Value........       $ 92,630  $ 75,039
    Held to Maturity, at Amortized Cost................            --     11,322
  Equity Securities.................................... 2,15     4,250     2,816
  Mortgage Loans on Real Estate........................ 2,15    20,247    18,964
  Policy Loans.........................................   15     5,846     5,842
  Real Estate..........................................    2     6,111     7,498
  Real Estate Joint Ventures...........................    4       680       851
  Other Limited Partnership Interests..................    4       855     1,004
  Leases and Leveraged Leases..........................    2     2,123     1,763
  Short-Term Investments...............................   15       705       741
  Other Invested Assets................................          2,338     2,692
                                                              --------  --------
    Total Investments..................................        135,785   128,532
Cash and Cash Equivalents..............................   15     2,871     2,325
Deferred Policy Acquisition Costs......................          6,436     7,227
Accrued Investment Income..............................          1,860     1,611
Premiums and Other Receivables.........................    5     3,280     2,916
Deferred Income Taxes Recoverable......................    6       --         37
Other Assets...........................................          3,055     2,340
Separate Account Assets................................         48,620    43,763
                                                              --------  --------
Total Assets...........................................       $201,907  $188,751
                                                              ========  ========
LIABILITIES AND EQUITY
Liabilities
Future Policy Benefits.................................    5  $ 72,125  $ 69,115
Policyholder Account Balances..........................   15    48,533    47,674
Other Policyholder Funds...............................          4,681     4,758
Policyholder Dividends Payable.........................          1,373     1,348
Short- and Long-Term Debt.............................. 9,15     7,203     5,257
Income Taxes Payable:..................................    6
  Current..............................................            480       599
  Deferred.............................................            472       --
Other Liabilities......................................          4,695     4,618
Separate Account Liabilities...........................         48,338    43,399
                                                              --------  --------
Total Liabilities......................................        187,900   176,768
                                                              --------  --------
Commitments and Contingencies (Notes 2 and 10)
Equity
Retained Earnings......................................         12,140    10,937
Net Unrealized Investment Gains........................    3     1,898     1,028
Foreign Currency Translation Adjustments...............            (31)       18
                                                              --------  --------
Total Equity...........................................   16    14,007    11,983
                                                              --------  --------
Total Liabilities and Equity...........................       $201,907  $188,751
                                                              ========  ========

       See accompanying notes to consolidated financial statements.

                    METROPOLITAN LIFE INSURANCE COMPANY

                    CONSOLIDATED STATEMENTS OF EARNINGS

         FOR THE YEARS ENDED DECEMBER 31, 1997, AND 1996 AND 1995

                               (IN MILLIONS)

                                                NOTES  1997     1996     1995
                                                ----- -------  -------  -------
REVENUES
Premiums......................................     5  $11,299  $11,462  $11,178
Universal Life and Investment-Type Product
 Policy Fee Income............................          1,458    1,243    1,177
Net Investment Income.........................     3    9,475    8,993    8,837
Investment Gains (Losses), Net................     3      798      231     (157)
Commissions, Fees and Other Income............          1,344    1,256      834
                                                      -------  -------  -------
    Total Revenues............................         24,374   23,185   21,869
                                                      -------  -------  -------
BENEFITS AND OTHER DEDUCTIONS
Policyholder Benefits.........................     5   12,328   12,399   11,915
Interest Credited to Policyholder Account Bal-
 ances........................................          2,874    2,868    3,143
Policyholder Dividends........................          1,720    1,728    1,786
Other Operating Costs and Expenses............    11    5,759    4,784    4,281
                                                      -------  -------  -------
    Total Benefits and Other Deductions.......         22,681   21,779   21,125
                                                      -------  -------  -------
Earnings from Continuing Operations Before In-
 come Taxes...................................          1,693    1,406      744
Income Taxes..................................     6      476      482      407
                                                      -------  -------  -------
Earnings from Continuing Operations...........          1,217      924      337
                                                      -------  -------  -------
Discontinued Operations:                          13
  Loss from Discontinued Operations (Net of
   Income Tax (Benefit) Expense of $(8) in
   1997, $(18) in 1996 and $32 in 1995).......            (14)     (52)     (54)
  (Loss) Gain on Disposal of Discontinued Op-
   erations (Net of Income Tax (Benefit) Ex-
   pense of $(11) in 1996 and $106 in 1995)...            --       (19)     416
                                                      -------  -------  -------
(Loss) Earnings from Discontinued Operations..            (14)     (71)     362
                                                      -------  -------  -------
Net Earnings..................................    16  $ 1,203  $   853  $   699
                                                      =======  =======  =======

       See accompanying notes to consolidated financial statements.

                    METROPOLITAN LIFE INSURANCE COMPANY

                     CONSOLIDATED STATEMENTS OF EQUITY

           FOR THE YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995

                               (IN MILLIONS)

                                                NOTES  1997     1996     1995
                                                ----- -------  -------  -------
Retained Earnings, Beginning of Year..........        $10,937  $10,084  $ 9,385
Net Earnings..................................          1,203      853      699
                                                      -------  -------  -------
Retained Earnings, End of Year................         12,140   10,937   10,084
                                                      -------  -------  -------
Net Unrealized Investment Gains (Losses), Be-
 ginning of Year..............................          1,028    1,646     (955)
Change in Unrealized Investment Gains (Loss-
 es)..........................................     3      870     (618)   2,601
                                                      -------  -------  -------
Net Unrealized Investment Gains, End of Year..          1,898    1,028    1,646
                                                      -------  -------  -------
Foreign Currency Translation Adjustments, Be-
 ginning of Year..............................             18       24       (2)
Change in Foreign Currency Translation Adjust-
 ments........................................            (49)      (6)      26
                                                      -------  -------  -------
Foreign Currency Translation Adjustments, End
 of Year......................................            (31)      18       24
                                                      -------  -------  -------
Total Equity, End of Year.....................    16  $14,007  $11,983  $11,754
                                                      =======  =======  =======

       See accompanying notes to consolidated financial statements.

                    METROPOLITAN LIFE INSURANCE COMPANY

                   CONSOLIDATED STATEMENTS OF CASH FLOWS

           FOR THE YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995

                               (IN MILLIONS)

                                                      1997      1996      1995
                                                    --------  --------  --------
Net Earnings                                        $  1,203  $    853  $    699
 Adjustments to Reconcile Net Earnings to Net Cash
  Provided by Operating Activities:
  Change in Deferred Policy Acquisition Costs, Net.     (159)     (391)     (376)
  Change in Accrued Investment Income..............     (215)      350      (191)
  Change in Premiums and Other Receivables.........     (819)     (106)      (29)
  Change in Undistributed Income of Real Estate
   Joint Ventures and Other
   Limited Partnership Interests...................      163       (45)     (221)
  Gains from Sales of Investments and Businesses,
   Net.............................................   (1,029)     (428)     (595)
  Depreciation and Amortization Expenses...........      516       (18)       30
  Interest Credited to Policyholder Account Bal-
   ances...........................................    2,874     2,868     3,143
  Universal Life and Investment-Type Product Policy
   Fee Income......................................   (1,458)   (1,243)   (1,177)
  Change in Future Policy Benefits.................    1,641     2,149     2,332
  Change in Other Policyholder Funds...............       88       181       (66)
  Change in Income Taxes Payable...................      (99)     (134)      327
  Other, Net.......................................      512      (348)      947
                                                    --------  --------  --------
Net Cash Provided by Operating Activities..........    3,218     3,688     4,823
                                                    --------  --------  --------
Cash Flows from Investing Activities
 Sales, Maturities and Repayments of:
   Fixed Maturities................................   75,346    76,117    64,372
   Equity Securities...............................    1,821     2,069       694
   Mortgage Loans on Real Estate...................    2,381     2,380     3,182
   Real Estate.....................................    1,875     1,948     1,193
   Real Estate Joint Ventures......................      205       410       387
   Other Limited Partnership Interests.............      166       178        42
   Leases and Leveraged Leases.....................      192       102       123
 Purchases of:
   Fixed Maturities................................  (76,603)  (76,225)  (66,693)
   Equity Securities...............................   (2,121)   (2,742)     (781)
   Mortgage Loans on Real Estate...................   (4,119)   (4,225)   (2,491)
   Real Estate.....................................     (387)     (859)     (904)
   Real Estate Joint Ventures......................      (72)     (130)     (285)
   Other Limited Partnership Interests.............     (338)     (307)      (87)
   Assets to be Leased.............................     (738)     (585)     (383)
 Net Change in Short-Term Investments..............       37     1,028      (634)
 Net Change in Policy Loans........................       17      (128)     (112)
 Other, Net........................................      442        45      (308)
                                                    --------  --------  --------
Net Cash Used by Investing Activities..............   (1,896)     (924)   (2,685)
                                                    --------  --------  --------
Cash Flows from Financing Activities
 Policyholder Account Balances:
    Deposits.......................................   16,061    17,167    16,017
    Withdrawals....................................  (18,831)  (19,321)  (19,142)
 Additions to Long-Term Debt.......................      828       --        692
 Repayments of Long-Term Debt......................      (99)     (284)     (389)
 Net Increase (Decrease) in Short-Term Debt........    1,265        69       (78)
                                                    --------  --------  --------
Net Cash Used by Financing Activities..............     (776)   (2,369)   (2,900)
                                                    --------  --------  --------
Change in Cash and Cash Equivalents................      546       395      (762)
Cash and Cash Equivalents, Beginning of Year.......    2,325     1,930     2,692
                                                    --------  --------  --------
Cash and Cash Equivalents, End of Year............. $  2,871  $  2,325  $  1,930
                                                    ========  ========  ========
Supplemental Cash Flow Information
  Interest Paid.................................... $    422  $    310  $    280
                                                    ========  ========  ========
  Income Taxes Paid................................ $    589  $    497  $    283
                                                    ========  ========  ========

       See accompanying notes to consolidated financial statements.

                   METROPOLITAN LIFE INSURANCE COMPANY

                NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

    UNLESS OTHERWISE INDICATED, ALL AMOUNTS ARE IN MILLIONS OF DOLLARS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

 BUSINESS

  Metropolitan Life Insurance Company ("MetLife") and its subsidiaries (collectively, the "company") provide life insurance and annuity products and pension, pension-related and investment-related products and services to individuals, corporations and other institutions. The company also provides nonmedical health, disability and property and casualty insurance and offers investment management, investment advisory and commercial finance services.

 BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION

  The consolidated financial statements have been prepared in conformity with generally accepted accounting principles ("GAAP"). The New York State Insurance Department (the "Department") recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company for determining solvency under the New York Insurance Law. No consideration is given by the Department to financial statements prepared in accordance with GAAP in making such determination.

  The consolidated financial statements include the accounts of MetLife and its subsidiaries, partnerships and joint venture interests in which MetLife has control. Other equity investments in affiliated companies, partnerships and joint ventures are generally reported on the equity basis. Minority interest relating to certain consolidated entities amounted to $277 and $149 at December 31, 1997 and 1996, respectively, and is included in other liabilities. Significant intercompany transactions and balances have been eliminated in consolidation.

  Prior years' amounts have been reclassified to conform to the 1997 presentation.

  On December 31, 1995, the company reclassified (under one-time accounting implementation guidance) to available for sale certain held to maturity securities. On July 1, 1997, the company reclassified to available for sale all securities classified as held to maturity on that date as management concluded that all securities are now available for sale. As a result, consolidated equity at July 1, 1997 and December 31, 1995 increased by $198 and $135, respectively, excluding the effects of deferred income taxes, amounts attributable to participating pension contracts, and adjustments of deferred policy acquisition costs and future policy benefit loss recognition.

  During 1997 management changed to the retrospective interest method of accounting for investment income on structured note securities in accordance with authoritative guidance issued in late 1996. As a result, net investment income increased by $175. The cumulative effect of this accounting change on prior years' income is not material.

 VALUATION OF INVESTMENTS

  SECURITIES--As mentioned above, during 1997 management reclassified all of the company's fixed maturity securities to available for sale. Accordingly, as of December 31, 1997, all of the company's investment securities are carried at estimated fair value. Prior to this reclassification, certain fixed maturity securities (principally bonds and redeemable preferred stock) were carried at amortized cost. Unrealized investment gains and losses on investment securities are recorded directly as a separate component of equity net of related deferred income taxes, amounts attributable to participating pension contracts and adjustments of deferred policy acquisition costs and future policy benefit loss recognition. Costs of securities are adjusted for impairments in value considered other than temporary. Such adjustments are recorded as realized investment losses.

  All security transactions are recorded on a trade date basis.

  MORTGAGE LOANS in good standing are carried at amortized cost. A provision is made for a realized investment loss (and a corresponding allowance is established) when it becomes probable that the company will be unable to collect all amounts due under the terms of the loan agreement. The provision generally is equal to the excess of the carrying value of the mortgage loan over its estimated fair value. Estimated fair value is based on either the present value of expected future cash flows discounted at the loan's effective interest rate, the loan's observable market price or the fair value of the collateral. Mortgage loans considered to be uncollectible are charged against the allowance and subsequent recoveries are credited to the allowance. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income earned on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows.

  POLICY LOANS are stated at unpaid principal balances.

  INVESTMENT REAL ESTATE is generally stated at depreciated cost. Real estate acquired in satisfaction of debt is recorded at estimated fair value at the date of foreclosure. If events or changes in circumstances indicate that the carrying amount of the investment exceeds its expected future cash flows, a realized investment loss is recorded for the impairment. Real estate investments that management intends to sell in the near term are reported at the lower of cost or estimated fair market value less allowances for the estimated cost of sales. Changes in the allowance relating to real estate to be disposed of and impairments of real estate are reported as realized investment gains or losses.

  Depreciation of real estate is computed evenly over the estimated useful lives of the properties (20 to 40 years).

  LEASES AND LEVERAGED LEASES--The company is the lessor of equipment in both direct financing and operating lease transactions. At lease commencement, the company records the aggregate future minimum lease payments due and the estimated residual value of the leased equipment less the unearned lease income for direct financing leases. The unearned lease income represents the excess of aggregate future minimum lease receipts plus the estimated residual value over the cost of the leased equipment. Lease income is recognized over the term of the lease in a manner which reflects a level yield on the net investment in the lease. Certain origination fees and costs are deferred and recognized over the term of the lease using the interest method. For operating lease transactions, the cost of equipment or its net realizable value is depreciated evenly over its estimated economic life.

  The company participates in leasing transactions in which it supplies only a portion of the purchase price, but generally has the entire equity interest in the equipment and rentals receivable (leveraged leases). These interests, however, are subordinated to the interests of the lenders supplying the nonequity portion of the purchase price. The financing is generally in the form of long-term debt that provides for no recourse against the company and is collateralized by the property. The investment in leveraged leases is recorded net of the nonrecourse debt. Revenue, including related tax benefits, is recorded over the term of the lease at a level rate of return. Management regularly reviews residual values and writes down residuals to expected values as needed.

  SHORT-TERM INVESTMENTS are stated at amortized cost, which approximates fair value.

 INVESTMENT RESULTS

  Realized investment gains and losses are determined by specific identification and are presented as a component of revenues. Valuation allowances are deducted from asset categories to which they apply and provisions for losses for investments are included in investment gains and losses. Investment gains and losses are reduced by amounts attributable to participating pension contracts and adjustments of deferred policy acquisition costs and future policy benefit loss recognition.

 CASH AND CASH EQUIVALENTS

  Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

 PROPERTY AND EQUIPMENT

  Property and equipment and leasehold improvements are included in other assets, and are stated at cost, less accumulated depreciation and amortization. Depreciation, including charges relating to capitalized leases, is provided evenly or using sum of the years digits method over the lesser of estimated useful lives of the assets or, where appropriate, the term of the lease. Estimated lives range from 20 to 40 years for real estate and 5 to 15 years for all other property and equipment. Amortization of leasehold improvements is provided evenly over the lesser of the term of the lease or the estimated useful life of the improvements.

 DEFERRED POLICY ACQUISITION COSTS

  The costs of acquiring new business that vary with and are primarily related to the production of new business are deferred. Such costs, which consist principally of commissions, agency and policy issue expenses, are amortized over 40 years for participating traditional life and 30 years for universal life and investment-type products. Amortization is recorded based on a constant percentage of estimated gross margins or profits (arising principally from surrender charges and interest, mortality and expense margins based on historical and anticipated future experience). Changes to amounts previously amortized are reflected in earnings in the period related estimates are revised.

  For nonparticipating traditional life and annuity policies with life contingencies, deferred policy acquisition costs are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are made at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings when they occur. For these contracts, the amortization periods generally are for the estimated life of the policy.

  For nonmedical health insurance contracts, deferred policy acquisition costs are amortized over the estimated life of the contracts (generally 10 years) in proportion to anticipated premium revenue at the time of issue.

  For property and liability insurance, deferred policy acquisition costs are amortized over the terms of policies or reinsurance treaties.

 OTHER INTANGIBLE ASSETS

  The value of insurance acquired and the excess of purchase price over the fair value of net assets acquired are included in other assets. The value of insurance acquired is amortized over the expected policy or contract duration in relation to the present value of estimated gross profits from such policies and contracts. The excess of purchase price over the fair value of net assets acquired is amortized evenly over 10 years.

 FUTURE POLICY BENEFITS AND POLICYHOLDER ACCOUNT BALANCES

  Future policy benefit liabilities for participating traditional life insurance policies are equal to the aggregate of (a) net level premium reserves for death and endowment policy benefits (calculated based on the nonforfeiture interest rate, ranging from 2.5 percent to 7.0 percent, and mortality rates guaranteed in calculating the cash surrender values described in such contracts), (b) the liability for terminal dividends, and (c) premium deficiency reserves, which are established when the liabilities for future policy benefits plus the present value of expected future gross premiums are insufficient to provide for expected future policy benefits and expenses after deferred policy acquisition costs are written off.

  Future policy benefit liabilities for traditional annuities are equal to accumulated contractholder fund balances during the accumulation period and the present value of expected future payments after annuitization. Interest rates used in establishing such liabilities range from 6.0 percent to 8.25 percent.

  Policyholder account balances for universal life and investment-type contracts are equal to the policy account values, which consist of an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

  Benefit liabilities for nonmedical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest.

  For property and liability insurance, the liability for unpaid reported losses is based on a case by case or overall estimate using the company's past experience. A provision is also made for losses incurred but not reported on the basis of estimates and past experience. Revisions of estimates are reflected in net earnings in the year such refinements are made.

 RECOGNITION OF INCOME AND EXPENSE

  Premiums from traditional life and annuity policies with life contingencies are recognized as income when due. Benefits and expenses are matched with such income resulting in the recognition of profits over the life of the contract. This match is accomplished through the provision for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

  Premiums due over a significantly shorter period than the total period over which benefits are provided are recorded as income when due with any excess profit deferred and recognized as income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

  Premiums from nonmedical health contracts are recognized as income on a pro rata basis over the contract term.

  Premiums from universal life and investment-type contracts are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges. Amounts that are charged to expense include benefit claims incurred in the period in excess of related policyholder account balances and interest credited to policyholder account balances.

  Property and liability premiums are generally recognized as revenue on a pro rata basis over the policy term. Unearned premiums are included in other liabilities.

 POLICYHOLDER DIVIDENDS

  The amount of policyholder dividends to be paid is determined annually by the board of directors. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity and expense experience for the year and management's judgment as to the appropriate level of statutory surplus to be retained by the company.

 INCOME TAXES

  MetLife and its eligible life insurance and nonlife insurance subsidiaries file a consolidated U.S. federal income tax return and separate income tax returns as required. The future tax consequences of temporary differences between financial reporting and tax bases of assets and liabilities are measured as of the balance sheet dates and are recorded as deferred income tax assets or liabilities.

 SEPARATE ACCOUNT OPERATIONS

  Separate Accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the company. Separate Account assets are subject to general account claims only to the extent the value of such assets exceeds the Separate Account liabilities.

  Investments held in the Separate Accounts (stated at estimated fair value) and liabilities of the Separate Accounts (including participants' corresponding equity in the Separate Accounts) are reported separately as assets and liabilities. Deposits to Separate Accounts are reported as increases in Separate Account liabilities and are not reported in revenues. Mortality, policy administration and surrender charges to all Separate Accounts are included in revenues.

 DISCONTINUED OPERATIONS

  Certain operations have been discontinued and, accordingly, are segregated in the consolidated statements of earnings.

 FOREIGN CURRENCY TRANSLATION

  Assets and liabilities of foreign operations and subsidiaries are translated at the exchange rate in effect at year-end. Revenues and benefits and other expenses are translated at the average rate prevailing during the year. Translation adjustments arising from the use of differing exchange rates from period to period are charged or credited directly to equity.

 ESTIMATES

  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

 FUTURE APPLICATION OF ACCOUNTING STANDARDS

  Statement of Financial Accounting Standards ("SFAS") No. 125 Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities and SFAS No. 127 Deferral of the Effective Date of Certain Provisions of FASB Statement No. 125 provide accounting and reporting standards relating to transfers of security interests, repurchase agreements, dollar rolls, securities lending and similar transactions which will be effective in 1998. The company believes that the application of these standards will not have a material impact on the company's results of operations, financial position or liquidity.

 SFAS No. 130 Reporting Comprehensive Income establishes standards for reporting and presentation of comprehensive income and its components and will be effective in 1998. Comprehensive income, which includes all changes to equity except those resulting from investments by owners or distributions to owners, was $2,024, $229 and $3,326 in 1997, 1996 and 1995, respectively.
Consolidated statements of comprehensive income have not been presented, as the company has not determined the individual amounts to be displayed in such statements.

2. INVESTMENTS

 FIXED MATURITY AND EQUITY SECURITIES

  The cost or amortized cost, gross unrealized gain and loss, and estimated fair value of fixed maturity and equity securities, by category, were as follows:

                                           COST OR  GROSS UNREALIZED
                                          AMORTIZED ---------------- ESTIMATED
                                            COST      GAIN     LOSS  FAIR VALUE
                                          --------- --------- -----------------
DECEMBER 31, 1997
Available for Sale Securities:
Fixed Maturities:
 Bonds:
   U. S. Treasury securities and
    obligations of U. S. government
    corporations and agencies............ $ 10,619    $ 1,511 $    2  $ 12,128
   States and political subdivisions.....      486         22     --       508
   Foreign governments...................    3,420        371     52     3,739
   Corporate.............................   41,191      2,343    290    43,244
   Mortgage-backed securities............   22,191        572     21    22,742
   Other.................................    9,463        428    134     9,757
                                          --------  --------- ------  --------
     Total bonds.........................   87,370      5,247    499    92,118
 Redeemable preferred stocks.............      494         19      1       512
                                          --------  --------- ------  --------
     Total fixed maturities.............. $ 87,864  $   5,266 $  500  $ 92,630
                                          ========  ========= ======  ========
Equity Securities:
 Common stocks........................... $  2,444  $   1,716 $  105  $  4,055
 Nonredeemable preferred stocks..........      201          5     11       195
                                          --------  --------- ------  --------
     Total equity securities............. $  2,645  $   1,721 $  116  $  4,250
                                          ========  ========= ======  ========

                                          COST OR  GROSS UNREALIZED
                                         AMORTIZED ----------------  ESTIMATED
                                           COST      GAIN     LOSS   FAIR VALUE
                                         --------- --------- ------------------
DECEMBER 31, 1996
Available for Sale Securities:
Fixed Maturities:
 Bonds:
   U. S. Treasury securities and
    obligations of U. S. government
    corporations and agencies...........  $12,949  $     901    $128  $13,722
   States and political subdivisions....      536         13       1      548
   Foreign governments..................    2,597        266       6    2,857
   Corporate............................   32,520      1,102     294   33,328
   Mortgage-backed securities...........   21,200        407      91   21,516
   Other................................    2,511         90      30    2,571
                                          -------  --------- -------  -------
     Total bonds........................   72,313      2,779     550   74,542
 Redeemable preferred stocks............      500         --       3      497
                                          -------  --------- -------  -------
     Total fixed maturities.............  $72,813  $   2,779 $   553  $75,039
                                          =======  ========= =======  =======
Equity Securities:
 Common stocks..........................  $ 1,882  $     648 $    55  $ 2,475
 Nonredeemable preferred stocks.........      371         51      81      341
                                          -------  --------- -------  -------
     Total equity securities............  $ 2,253  $     699 $   136  $ 2,816
                                          =======  ========= =======  =======

                                                   GROSS UNREALIZED
                                         AMORTIZED ----------------  ESTIMATED
                                           COST      GAIN     LOSS   FAIR VALUE
                                         --------- -------- -------- ----------
DECEMBER 31, 1996
Held to Maturity Securities:
Fixed Maturities:
 Bonds:
   U.S. Treasury securities and obliga-
    tions of U.S. government corpora-
    tions and
    agencies............................  $    48  $      3           $    51
   States and political subdivisions....       58         1                59
   Foreign governments..................      260         5               265
   Corporate............................    7,520       236 $     64    7,692
   Mortgage-backed securities...........      689         1       16      674
   Other................................    2,746        85       24    2,807
                                          -------  -------- --------  -------
     Total bonds........................   11,321       331      104   11,548
 Redeemable preferred stocks............        1        --       --        1
                                          -------  -------- --------  -------
     Total fixed maturities.............  $11,322  $    331 $    104  $11,549
                                          =======  ======== ========  =======

  The amortized cost and estimated fair value of bonds, by contractual maturity, were as follows:

                                                            AMORTIZED ESTIMATED
                                                              COST    FAIR VALUE
                                                            --------- ----------
      DECEMBER 31, 1997
      Due in one year or less..............................  $ 1,916   $ 1,927
      Due after one year through five years................   15,830    16,260
      Due after five years through 10 years................   23,023    24,067
      Due after 10 years...................................   24,410    27,122
                                                             -------   -------
        Subtotal...........................................   65,179    69,376
      Mortgage-backed securities...........................   22,191    22,742
                                                             -------   -------
        Total..............................................  $87,370   $92,118
                                                             =======   =======

  Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without prepayment penalties.

 MORTGAGE LOANS

  Mortgage loans are collateralized by properties principally located throughout the United States and Canada. At December 31, 1997, approximately 15 percent, 7 percent and 6 percent of the properties were located in California, Illinois and Florida, respectively. Generally, the company (as the lender) requires that a minimum of one-fourth of the purchase price of the underlying real estate be paid by the borrower.

  The mortgage loan investments were categorized as follows:

                                                                       1997 1996
                                                                       ---- ----
      DECEMBER 31
      Office buildings................................................  32%  30%
      Retail..........................................................  16%  19%
      Residential.....................................................  15%  16%
      Agricultural....................................................  18%  18%
      Other...........................................................  19%  17%
                                                                       ---- ----
        Total......................................................... 100% 100%
                                                                       ==== ====

  Many of the company's real estate joint ventures have mortgage loans with the company. The carrying values of such mortgages were $753 and $869 at December 31, 1997 and 1996, respectively.

  Mortgage loan valuation allowances and changes thereto were as follows:

                                                         1997    1996    1995
                                                        ------  ------  ------
      YEARS ENDED DECEMBER 31
      Balance, January 1............................... $  444  $  466  $  483
      Additions charged to income......................     61     144     107
      Deductions for writedowns and dispositions.......   (241)   (166)   (124)
                                                        ------  ------  ------
      Balance, December 31............................. $  264  $  444  $  466
                                                        ======  ======  ======

   Impaired mortgage loans and related valuation allowances were as follows:

                                                         1997    1996
                                                        ------  ------
      DECEMBER 31
      Impaired mortgage loans with valuation allow-
       ances........................................... $1,231  $1,677
      Impaired mortgage loans with no valuation allow-
       ances...........................................    306     165
                                                        ------  ------
      Recorded investment in impaired mortgage loans...  1,537   1,842
      Valuation allowances.............................   (250)   (427)
                                                        ------  ------
      Net impaired mortgage loans...................... $1,287  $1,415
                                                        ======  ======
                                                         1997    1996    1995
                                                        ------  ------  ------
      YEARS ENDED DECEMBER 31
      Average recorded investment in impaired mortgage
       loans........................................... $1,680  $2,113  $2,365
                                                        ======  ======  ======

  Interest income on impaired mortgage loans recorded on a cash basis totaled $110 , $122 and $169 for the years ended December 31, 1997, 1996 and 1995, respectively.

 REAL ESTATE

  Accumulated depreciation on real estate was as follows:

                                                          1997    1996    1995
                                                         ------  ------  ------
      YEARS ENDED DECEMBER 31
      Balance, January 1................................ $2,109  $2,187  $2,757
      Depreciation expense..............................    332     348     427
      Deductions for dispositions.......................   (475)   (426)   (997)
                                                         ------  ------  ------
      Balance, December 31.............................. $1,966  $2,109  $2,187
                                                         ======  ======  ======

  Real estate valuation allowances and changes thereto were as follows:

                                                            1997   1996   1995
                                                            -----  -----  -----
      YEARS ENDED DECEMBER 31
      Balance, January 1................................... $ 529  $ 743  $ 622
      (Credited) charged to income.........................   (52)   127    358
      Deductions for writedowns and dispositions...........  (436)  (341)  (237)
                                                            -----  -----  -----
      Balance, December 31................................. $  41  $ 529  $ 743
                                                            =====  =====  =====

  The above table does not include valuation allowances of $55, $118 and $167 at December 31, 1997, 1996 and 1995, respectively, relating to investments in real estate joint ventures.

  Prior to 1996, the company established valuation allowances for all impaired real estate investments including real estate held for investment. During 1996, $150 of allowances relating to real estate held for investment were applied as writedowns to specific properties. During 1997, allowances of $94 relating to real estate held for sale were applied as writedowns to specific properties. The balances in the real estate valuation allowances at December 31, 1997 and 1996, relate to properties that management has committed to a plan of sale. The carrying values, net of valuation allowances, of properties committed to a plan of sale were $206 and $1,844 at December 31, 1997 and 1996, respectively. Net investment income relating to such properties was $8 and $60 for the years ended December 31, 1997 and 1996, respectively.

  At December 31, 1997 and 1996, the company owned real estate acquired in satisfaction of debt of $218 and $456, respectively.

 LEASES AND LEVERAGED LEASES

  The company's investment in direct financing leases and leveraged leases was as follows:

                                     DIRECT
                                    FINANCING      LEVERAGED
                                     LEASES          LEASES          TOTAL
                                  --------------  -------------  --------------
                                   1997    1996    1997   1996    1997    1996
                                  ------  ------  ------  -----  ------  ------
      DECEMBER 31
      Investment................  $1,137  $1,247  $  851  $ 387  $1,988  $1,634
      Estimated residual values.     183     238     641    543     824     781
                                  ------  ------  ------  -----  ------  ------
        Total...................   1,320   1,485   1,492    930   2,812   2,415
      Unearned income...........    (261)   (336)   (428)  (316)   (689)   (652)
                                  ------  ------  ------  -----  ------  ------
      Net investment............  $1,059  $1,149  $1,064  $ 614  $2,123  $1,763
                                  ======  ======  ======  =====  ======  ======

  The investment amounts set forth above are generally due in monthly installments. The payment periods generally range from three to eight years, but in certain circumstances are as long as 20 years. Average yields range from 7 percent to 12 percent. These receivables are generally collateralized by the related property.

   Scheduled aggregate receipts for the investment and estimated residual values in direct financing leases were as follows:

                                                       DIRECT
                                                      FINANCING RESIDUALS TOTAL
                                                      --------- --------- ------
      YEARS ENDED DECEMBER 31
        1998.........................................  $  229     $ 14    $  243
        1999.........................................     211       19       230
        2000.........................................     192       25       217
        2001.........................................     147       19       166
        2002.........................................     114       22       136
        Thereafter...................................     244       84       328
                                                       ------     ----    ------
        Total........................................  $1,137     $183    $1,320
                                                       ======     ====    ======

  Historical collection experience indicates that a portion of the above amounts will be paid prior to contractual maturity. Accordingly, the future receipts, as shown above, should not be regarded as a forecast of future cash flows.

 FINANCIAL INSTRUMENTS

  The company has a securities lending program whereby large blocks of securities are loaned to third parties, primarily major brokerage firms. Company policy requires a minimum of 102 percent of the fair value of the loaned securities to be separately maintained as collateral for the loans. The collateral is recorded in memorandum records and is not reflected in the consolidated balance sheets. To further minimize the credit risks related to this lending program, the company regularly monitors the financial condition of the borrowers.

  The company engages in a variety of derivative transactions. Certain derivatives, such as forwards, futures, options and swaps, which do not themselves generate interest or dividend income, are acquired or sold in order to hedge or reduce risks applicable to assets held, or expected to be purchased or sold, and liabilities incurred or expected to be incurred. The company also may occasionally sell covered call options. The company does not engage in trading of derivatives.

  Derivative financial instruments involve varying degrees of market risk resulting from changes in the volatility of interest rates, foreign currency exchange rates or market values of the underlying financial instruments. The company's risk of loss is typically limited to the fair value of these instruments and not by the notional or contractual amounts which reflect the extent of involvement but not necessarily the amounts subject to risk. Credit risk arises from the possible inability of counterparties to meet the terms of the contracts. Credit risk due to counterparty nonperformance associated with these instruments is the unrealized gain, if any, reflected by the fair value of such instruments.

  During the three year period ended December 31, 1997, the company employed several ongoing derivatives strategies. The company entered into a number of anticipatory hedge agreements using securities forwards, futures and interest rate swaps to limit the interest rate exposure of investments expected to be acquired or sold within one year. The company also executed swaps and foreign currency forwards to hedge, including on an anticipatory basis, the foreign currency risk of foreign currency denominated investments. The company also used interest rate swaps and forwards to reduce risks from changes in interest rates and exposures arising from mismatches between assets and liabilities. In addition, the company has used interest rate caps to reduce the market and interest rate risks relating to certain assets and liabilities.

  Income and expense related to derivatives used to hedge or manage risks are recorded on the accrual basis as an adjustment to the yield of the related securities over the periods covered by the derivative contracts. Gains and losses relating to early terminations of interest rate swaps used to hedge or manage interest rate risk are deferred and amortized over the remaining period originally covered by the swap. Gains and losses relating to derivatives used to hedge the risks associated with anticipated transactions are deferred and utilized to adjust the basis of the transaction once it has closed. If it is determined that the transaction will not close, such gains and losses are included in realized investment gains and losses.

 ASSETS ON DEPOSIT

  As of December 31, 1997 and 1996, the company had assets on deposit with regulatory agencies of $4,695 and $4,062, respectively.

3. NET INVESTMENT INCOME AND INVESTMENT GAINS

  The sources of net investment income were as follows:

                                                      1997     1996     1995
                                                     -------  -------  -------
       YEARS ENDED DECEMBER 31
       Fixed maturities............................  $ 6,455  $ 6,042  $ 6,006
       Equity securities...........................       50       60       45
       Mortgage loans on real estate...............    1,684    1,523    1,501
       Policy loans................................      368      399      394
       Real estate.................................    1,566    1,647    1,833
       Real estate joint ventures..................       42       21       41
       Other limited partnership interests.........      302      215      149
       Leases and leveraged leases.................      131      135      113
       Cash, cash equivalents and short-term in-
        vestments..................................      169      214      231
       Other investment income.....................      235      281      326
                                                     -------  -------  -------
       Gross investment income.....................   11,002   10,537   10,639
       Investment expenses.........................   (1,527)  (1,544)  (1,802)
                                                     -------  -------  -------
       Investment income, net......................  $ 9,475  $ 8,993  $ 8,837
                                                     =======  =======  =======

  Investment gains (losses), including changes in valuation allowances, were as follows:

                                                      1997     1996     1995
                                                     -------  -------  -------
       YEARS ENDED DECEMBER 31
       Fixed maturities............................  $   118  $   234  $   621
       Equity securities...........................      224       78       (5)
       Mortgage loans on real estate...............       56      (86)     (51)
       Real estate.................................      249      165     (375)
       Real estate joint ventures..................      117       61     (142)
       Other limited partnership interests.........      103       82      117
       Other.......................................      162      (76)     (92)
                                                     -------  -------  -------
           Subtotal................................    1,029      458       73
       Investment gains relating to:
         Participating pension contracts...........      (35)     (20)      --
         Amortization of deferred policy acquisi-
          tion costs...............................      (70)      (4)     (78)
         Future policy benefit loss recognition....     (126)    (203)    (152)
                                                     -------  -------  -------
       Net investment gains (losses)...............  $   798  $   231  $  (157)
                                                     =======  =======  =======

  Sales of bonds were as follows:

                                                      1997     1996     1995
                                                     -------  -------  -------
       YEARS ENDED DECEMBER 31
       Bonds classified as available for sale
         Proceeds..................................  $72,396  $74,580  $58,537
         Gross realized gains......................      691    1,069    1,013
         Gross realized losses.....................      584      842      402
       Bonds classified as held to maturity
         Proceeds..................................  $   352  $ 1,281  $ 1,806
         Gross realized gains......................        5       10       17
         Gross realized losses.....................        1        1        4

  The net unrealized investment gains (losses), which are included in the consolidated balance sheets as a component of equity, and the changes for the corresponding years were as follows:


                                                        1997    1996    1995
                                                       ------  ------  -------
       DECEMBER 31
       Balance, comprised of:
         Unrealized investment gains on:
           Fixed maturities..........................  $4,766  $2,226  $ 5,166
           Equity securities.........................   1,605     563      210
           Other.....................................     294     474      380
                                                       ------  ------  -------
                                                        6,665   3,263    5,756
                                                       ------  ------  -------
         Amounts allocable to:
         Participating pension contracts.............     312       9      350
         Loss recognition............................   2,189   1,219    2,064
         Deferred policy acquisition cost............   1,147     420      748
         Deferred income taxes.......................   1,119     587      948
                                                       ------  ------  -------
                                                        4,767   2,235    4,110
                                                       ------  ------  -------
             Total...................................  $1,898  $1,028  $ 1,646
                                                       ======  ======  =======
                                                        1997    1996    1995
                                                       ------  ------  -------
       YEARS ENDED DECEMBER 31
       Balance, January 1............................  $1,028  $1,646  $  (955)
       Unrealized investment gains (losses) during
        year.........................................   3,402  (2,493)   7,665
       Unrealized investment (gains) losses allocable
        to:
         Participating pension contracts.............    (303)    341     (258)
         Loss recognition............................    (970)    845   (2,063)
         Deferred policy acquisition costs...........    (727)    328   (1,247)
       Deferred income taxes.........................    (532)    361   (1,496)
                                                       ------  ------  -------
       Balance, December 31..........................  $1,898  $1,028  $ 1,646
                                                       ======  ======  =======

4. JOINT VENTURES AND OTHER LIMITED PARTNERSHIPS

  Combined financial information for real estate joint ventures and other limited partnership interests accounted for under the equity method, in which the company has an investment of at least $10 and an equity interest of at least 10 percent, was as follows:

                                                                    1997   1996
                                                                   ------ ------
        DECEMBER 31
        Assets:
          Investments in real estate, at depreciated cost........  $  938 $1,030
          Investments in securities, at estimated fair value.....     717    621
          Cash and cash equivalents..............................     141     37
          Other..................................................     984  1,030
                                                                   ------ ------
            Total assets.........................................   2,780  2,718
                                                                   ------ ------
        Liabilities:
          Borrowed funds--third party............................     384    243
          Borrowed funds--MetLife................................     136     69
          Other..................................................     678    915
                                                                   ------ ------
            Total liabilities....................................   1,198  1,227
                                                                   ------ ------
        Partners' capital........................................  $1,582 $1,491
                                                                   ====== ======
        MetLife equity in partners' capital included above.......  $  822 $  786
                                                                   ====== ======

                                                           1997   1996   1995
                                                           -----  -----  -----
        YEARS ENDED DECEMBER 31
        Operations:
          Revenues of real estate joint ventures.........  $ 291  $ 275  $ 364
          Revenues of other limited partnership inter-
           ests..........................................    276    297    417
          Interest expense--third party..................    (25)   (11)   (26)
          Interest expense--MetLife......................    (16)   (19)   (31)
          Other expenses.................................   (396)  (411)  (501)
                                                           -----  -----  -----
        Net earnings.....................................  $ 130  $ 131  $ 223
                                                           =====  =====  =====
        MetLife earnings from real estate joint ventures
         and other limited partnership interests included
         above...........................................  $  59  $  34  $  28
                                                           =====  =====  =====

5. REINSURANCE AND OTHER INSURANCE TRANSACTIONS

  The company assumes and cedes insurance with other insurance companies. The consolidated statements of earnings are presented net of reinsurance ceded.

  The effect of reinsurance on premiums earned was as follows:

                                                      1997     1996     1995
                                                     -------  -------  -------
        YEARS ENDED DECEMBER 31
        Direct premiums............................  $12,749  $12,569  $11,944
        Reinsurance assumed........................      360      508      812
        Reinsurance ceded..........................   (1,810)  (1,615)  (1,578)
                                                     -------  -------  -------
        Net premiums earned........................  $11,299  $11,462  $11,178
                                                     =======  =======  =======
        Reinsurance recoveries netted against
         policyholder benefits.....................  $ 1,689  $ 1,667  $ 1,523
                                                     =======  =======  =======

  Premiums and other receivables in the consolidated balance sheets include reinsurance recoverables of $1,579 and $700 at December 31, 1997 and 1996, respectively.

  Activity in the liability for unpaid losses and loss adjustment expenses relating to property and casualty and group accident and nonmedical health policies and contracts was as follows:

                                                          1997    1996    1995
                                                         ------  ------  ------
        YEARS ENDED DECEMBER 31
        Balance at January 1...........................  $3,345  $3,296  $2,670
          Reinsurance recoverables.....................    (215)   (214)   (104)
                                                         ------  ------  ------
        Net balance at January 1.......................   3,130   3,082   2,566
                                                         ------  ------  ------
        Incurred related to:
          Current year.................................   2,855   2,951   3,420
          Prior years..................................      88    (114)    (68)
                                                         ------  ------  ------
            Total incurred.............................   2,943   2,837   3,352
                                                         ------  ------  ------
        Paid related to:
          Current year.................................   1,832   1,998   2,053
          Prior years..................................     815     791     783
                                                         ------  ------  ------
            Total paid.................................   2,647   2,789   2,836
                                                         ------  ------  ------
        Net balance at December 31.....................   3,426   3,130   3,082
          Plus reinsurance recoverables................     229     215     214
                                                         ------  ------  ------
        Balance at December 31.........................  $3,655  $3,345  $3,296
                                                         ======  ======  ======

  The company has exposure to catastrophes, which are an inherent risk of the property and casualty insurance business and could contribute to material fluctuations in the company's results of operations. The company uses excess of loss and quota share reinsurance arrangements to reduce its catastrophe losses and provide diversification of risk.

6. INCOME TAXES

  Income tax expense for U. S. operations has been calculated in accordance with the provisions of the Internal Revenue Code, as amended (the "Code"). Under the Code, the amount of federal income tax expense incurred by mutual life insurance companies includes an equity tax calculated by a prescribed formula that incorporates a differential earnings rate between stock and mutual life insurance companies.

  The income tax expense (benefit) of continuing operations was as follows:

                                                          CURRENT DEFERRED TOTAL
                                                          ------- -------- -----
         1997
         Federal.........................................  $432     $(26)  $406
         State and local.................................    10        9     19
         Foreign.........................................    26       25     51
                                                           ----     ----   ----
           Total.........................................  $468     $  8   $476
                                                           ====     ====   ====
         1996
         Federal.........................................  $346     $ 66   $412
         State and local.................................    25        6     31
         Foreign.........................................    27       12     39
                                                           ----     ----   ----
           Total.........................................  $398     $ 84   $482
                                                           ====     ====   ====
         1995
         Federal.........................................  $241     $ 65   $306
         State and local.................................    52        3     55
         Foreign.........................................    22       24     46
                                                           ----     ----   ----
           Total.........................................  $315     $ 92   $407
                                                           ====     ====   ====

  Reconciliations of the differences between income taxes of continuing operations computed at the federal statutory tax rates and consolidated provisions for income taxes were as follows:

                                                            1997    1996   1995
                                                           ------  ------  ----
         YEARS ENDED DECEMBER 31
         Earnings from continuing operations before
          income taxes...................................  $1,693  $1,406  $744
         Income tax rate.................................      35%     35%   35%
                                                           ------  ------  ----
         Expected income tax expense at federal statutory
          income tax rate................................     593     492   260
         Tax effect of:
           Tax exempt investment income..................     (30)    (18)   (9)
           Goodwill......................................       9     --    --
           Differential earnings amount..................     (40)     38    67
           State and local income taxes..................      15      23    37
           Foreign operations............................       7      (7)   25
           Tax credits...................................     (15)    (15)  (15)
           Prior year taxes..............................      (2)    (46)   (3)
           Sale of subsidiary............................     (41)     --    --
           Other, net....................................     (20)     15    45
                                                           ------  ------  ----
         Income taxes....................................  $  476  $  482  $407
                                                           ======  ======  ====

  The deferred income tax assets or liabilities recorded at December 31, 1997 and 1996 represent the net temporary differences between the tax bases of assets and liabilities and their amounts for financial reporting. The components of the net deferred income tax asset or liability were as follows:

                                                           1997    1996
                                                          ------  ------
       DECEMBER 31
       Deferred income tax assets:
         Policyholder liabilities and receivables........ $3,010  $2,889
         Net operating loss carryforwards................     33      38
         Other, net......................................    938     698
                                                          ------  ------
           Total gross deferred income tax assets........  3,981   3,625
         Less valuation allowance........................     24      14
                                                          ------  ------
       Deferred income tax assets, net of valuation al-
        lowance..........................................  3,957   3,611
                                                          ------  ------
       Deferred income tax liabilities:
         Investments.....................................  1,227     848
         Deferred policy acquisition costs...............  1,890   1,940
         Net unrealized capital gains....................  1,119     587
         Other, net......................................    193     199
                                                          ------  ------
           Total deferred income tax liabilities.........  4,429   3,574
                                                          ------  ------
       Net deferred income tax (liability) asset......... $ (472) $   37
                                                          ======  ======

  The sources of deferred income tax expense (benefit) and their tax effects were as follows:

                                                           1997   1996   1995
                                                           -----  -----  -----
       YEARS ENDED DECEMBER 31
       Policyholder liabilities and receivables........... $(109) $  53  $(105)
       Net operating loss carryforwards...................     5    (19)    89
       Investments........................................   382     50    199
       Deferred policy acquisition costs..................   (51)    55     49
       Change in valuation allowance......................    10      4     (6)
       Other, net.........................................  (229)   (59)  (134)
                                                           -----  -----  -----
         Total............................................ $   8  $  84  $  92
                                                           =====  =====  =====

  The valuation allowance for the tax benefits of net operating loss carryforwards reflects management's assessment, based on available information, that it is more likely than not that the deferred income tax asset for net operating loss carryforwards will not be realized. The benefit will be recognized when management believes that it is more likely than not that the deferred income tax asset is realizable. U.S. tax basis net operating loss carryforwards of $15 are available, subject to statutory limitation, to offset taxable income through the year 2012.

7. EMPLOYEE BENEFIT PLANS

 PENSION PLANS

  The company is both the sponsor and administrator of defined benefit pension plans covering all eligible employees and sales representatives of MetLife and certain of its subsidiaries. Retirement benefits are based on years of credited service and final average earnings history.

  Components of the net periodic pension (credit) cost for the defined benefit qualified and nonqualified pension plans were as follows:

                                                           1997   1996   1995
                                                           -----  -----  -----
       YEARS ENDED DECEMBER 31
       Service cost....................................... $  73  $  77  $  62
       Interest cost on projected benefit obligation......   244    232    222
       Actual return on assets............................  (318)  (273)  (280)
       Net amortization and deferrals.....................    (5)   (12)   (13)
                                                           -----  -----  -----
       Net periodic pension (credit) cost................. $  (6) $  24  $  (9)
                                                           =====  =====  =====

  The funded status of the qualified and nonqualified defined benefit pension plans and a comparison of the accumulated benefit obligation, plan assets and projected benefit obligation were as follows:

                                           1997                   1996
                                  ---------------------- ----------------------
                                  OVERFUNDED UNDERFUNDED OVERFUNDED UNDERFUNDED
                                  ---------- ----------- ---------- -----------
     DECEMBER 31
     Actuarial present value of
      obligations:
      Vested....................    $2,804      $ 251      $2,668      $223
      Nonvested.................        33          2          36         2
                                    ------      -----      ------      ----
     Accumulated benefit obliga-
      tion......................    $2,837      $ 253      $2,704      $225
                                    ======      =====      ======      ====
     Projected benefit obliga-
      tion......................    $3,170      $ 353      $2,958      $310
     Plan assets (principally
      company investment
      contracts) at contract
      value                          3,831        151       3,495       133
                                    ------      -----      ------      ----
     Plan assets in excess of
      (less than) projected
      benefit obligation........       661       (202)        537      (177)
     Unrecognized prior service
      cost......................       125         25         139        26
     Unrecognized net (gain)
      loss from past experience
      different from that
      assumed...................      (130)        21         (27)       60
     Unrecognized net asset at
      transition................      (140)       --         (176)      --
                                    ------      -----      ------      ----
     Prepaid (accrued) pension
      cost at December 31.......    $  516      $(156)     $  473      $(91)
                                    ======      =====      ======      ====

  The weighted average discount rate used in determining the actuarial present value of the projected benefit obligation ranged from 7.25 percent to 7.75 percent for 1997 and 7.25 percent to 8.0 percent for 1996. The weighted average assumed rate of increase in future compensation levels ranged from 4.5 percent to 8.5 percent in 1997 and from 4.0 percent to 8.0 percent in 1996. The assumed long-term rate of return on assets used in determining the net periodic pension cost was 8.75 percent in 1997 and ranged from 8.0 percent to
8.5 percent in 1996. In addition, several other factors, such as expected retirement dates and mortality, enter into the determination of the actuarial present value of the accumulated benefit obligation.

 SAVINGS AND INVESTMENT PLANS

  The company sponsors savings and investment plans available for substantially all employees under which the company matches a portion of employee contributions. During 1997, 1996 and 1995, the company contributed $44, $42 and $49, respectively, to the plans.

 OTHER POSTRETIREMENT BENEFITS

  The company also provides certain postretirement health care and life insurance benefits for retired employees through insurance contracts. Substantially all of the company's employees may, in accordance with the plans applicable to such benefits, become eligible for these benefits if they attain retirement age, with sufficient service, while working for the company.

  The components of the net periodic nonpension postretirement benefit cost were as follows:

                                                              1997  1996  1995
                                                              ----  ----  ----
        YEARS ENDED DECEMBER 31
        Service cost......................................... $ 31  $ 41  $ 28
        Interest cost on accumulated postretirement benefit
         obligation..........................................  122   127   115
        Actual return on plan assets (company insurance
         contracts)..........................................  (66)  (58)  (63)
        Net amortization and deferrals.......................   (5)    2    (9)
                                                              ----  ----  ----
        Net periodic nonpension postretirement benefit cost.. $ 82  $112  $ 71
                                                              ====  ====  ====

  The following table sets forth the postretirement health care and life insurance plans' combined status reconciled with the amount included in the company's consolidated balance sheets.

                                                                 1997    1996
                                                                ------  ------
        DECEMBER 31
        Accumulated postretirement benefit obligation:
         Retirees.............................................  $1,251  $1,228
         Fully eligible active employees......................     115     145
         Active employees not eligible to retire..............     397     400
                                                                ------  ------
          Total...............................................   1,763   1,773
        Plan assets (company insurance contracts) at contract
         value................................................   1,004     897
                                                                ------  ------
        Plan assets less than accumulated postretirement
         benefit obligation...................................    (759)   (876)
        Unrecognized net gain from past experience different
         from that assumed and from changes in assumptions....    (173)    (60)
                                                                ------  ------
        Accrued nonpension postretirement benefit cost at
         December 31..........................................  $ (932) $ (936)
                                                                ======  ======

  The assumed health care cost trend rate used in measuring the accumulated nonpension postretirement benefit obligation was generally 9.0 percent in 1997, gradually decreasing to 5.25 percent over five years and generally 9.5 percent in 1996 decreasing to 5.25 percent over 12 years. The weighted average discount rate used in determining the accumulated postretirement benefit obligation ranged from 7.25 percent to 7.75 percent at December 31, 1997 and
7.0 percent to 7.75 percent at December 31, 1996.

  If the health care cost trend rate assumptions were increased 1.0 percent, the accumulated postretirement benefit obligation as of December 31, 1997 would be increased 6.75 percent. The effect of this change on the sum of the service and interest cost components of the net periodic postretirement benefit cost for the year ended December 31, 1997, would be an increase of 9.7 percent.

8. LEASES

 RENTAL INCOME ON REAL ESTATE OWNED AND LEASE EXPENSE

  In accordance with industry practice, certain of the company's lease agreements with retail tenants result in income that is contingent on the level of the tenants' sales revenues. Additionally, the company, as lessee, has entered into various lease and sublease agreements for office space, data processing and other equipment. Future minimum rental income, gross minimum rental payments and minimum sublease rental income relating to these lease agreements were as follows:

                                                                GROSS
                                                        RENTAL  RENTAL  SUBLEASE
                                                        INCOME PAYMENTS  INCOME
                                                        ------ -------- --------
         DECEMBER 31
         1998.......................................... $ 697    $146     $55
         1999..........................................   657     127      52
         2000..........................................   604     103      50
         2001..........................................   560      82      44
         2002..........................................   496      59      36
         2003 and thereafter........................... 2,724     103      68

9. DEBT

  Debt consisted of the following:

                                                         SCHEDULED
                                                         MATURITY   1997   1996
                                                         --------- ------ ------
        DECEMBER 31
        Surplus notes:
         6.300%                                               2003 $  397 $  396
         7.000%                                               2005    249    248
         7.700%                                               2015    198    197
         7.450%                                               2023    296    296
         7.875%                                               2024    148    148
         7.800%                                               2025    248    248
        Floating rate notes, interest rates
         based on LIBOR................................. 1999-2007    358     49
        Fixed rate notes, interest rates ranging from
         5.80%-10.50%................................... 1998-2007    519    135
        Zero coupon Eurobonds...........................      1999     79     71
        Other...........................................              124    158
                                                                   ------ ------
        Total long-term debt............................            2,616  1,946
        Short-term debt.................................            4,587  3,311
                                                                   ------ ------
        Total...........................................           $7,203 $5,257
                                                                   ====== ======

  Payments of interest and principal on the surplus notes may be made only with the prior approval of the Superintendent of Insurance of the State of New York (Superintendent). Subject to the prior approval of the Superintendent, the 7.45 percent surplus notes may be redeemed, in whole or in part, at the election of the company at any time on or after November 1, 2003.

  At December 31, 1997, aggregate maturities of the long-term debt based on required principal payments at maturity for 1998 and the succeeding four years amounted to $80, $377, $178, $9 and $11, respectively, and $1,979 thereafter.

10. CONTINGENCIES

  The company is currently a defendant in numerous state and federal lawsuits (including individual suits and putative class actions) raising allegations of improper marketing of individual life insurance. Litigation seeking compensatory and/or punitive damages relating to the marketing by the company of individual life insurance (including putative class and individual actions) continues to be brought by or on behalf of policyholders and others. These cases, most of which are in the early stages of litigation, seek substantial damages, including in some cases claims for punitive and treble damages and attorneys' fees, and raise, among other claims, allegations that individual life insurance policies were improperly sold in replacement transactions or with inadequate or inaccurate disclosure as to the period for which premiums would be payable, or were misleadingly sold as savings or retirement plans. Putative classes have been certified, conditionally or subject to appeal, in state court actions covering certain policyholders in California and West Virginia; class certification has been denied in a state court action in Ohio thus far. A number of the federal cases alleging improper marketing of individual life insurance have been consolidated in the United States District Court for the Western District of Pennsylvania and the United States District Court in Massachusetts for pretrial proceedings. Additional litigation relating to the company's marketing of individual life insurance may be commenced in the future. The company is vigorously defending itself in these actions.

  Regulatory authorities in a small number of states, including both insurance departments and attorneys general, have ongoing investigations of the company's sales of individual life insurance, including investigations of alleged improper replacement transactions and alleged improper sales of insurance with inaccurate or inadequate disclosures as to the period for which premiums would be payable. In addition, an investigation by the Office of the United States Attorney for the Middle District of Florida, which commenced in 1994, into certain of the retirement and savings plan selling allegations that have been a subject of regulatory inquiries, has not been closed.

  In addition to the foregoing matters, the company is a defendant in a large number of asbestos lawsuits relating to allegations regarding certain research, advice and publication activity that occurred decades ago. While the company believes that it has significant defenses to these claims and has effected settlements in many of these cases and has prevailed in certain cases, it is not possible to predict the number of such cases that may be brought or the aggregate amount of any liability that may ultimately be incurred by the company.

  Various litigation, claims and assessments against the company, in addition to the aforementioned and those otherwise provided for in the company's financial statements, have arisen in the course of the company's business, including in connection with its activities as an insurer, employer, investor and taxpayer. Further, state insurance regulatory authorities and other state authorities regularly make inquiries and conduct investigations concerning the company's compliance with applicable insurance and other laws and regulations.

  In certain of the matters referred to above, very large and/or indeterminate amounts, including punitive and treble damages, are sought. While it is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or to make a meaningful estimate of the amount or range of loss that could result from an unfavorable outcome in all such matters, it is the opinion of the company's management that their outcome, after consideration of the provisions made in the company's financial statements, is not likely to have a material adverse effect on the company's financial position.

11. OTHER OPERATING COSTS AND EXPENSES

  Other operating costs and expenses were as follows:

                                                          1997    1996    1995
                                                         ------  ------  ------
        YEARS ENDED DECEMBER 31
        Compensation costs.............................  $2,072  $1,813  $1,607
        Commissions....................................     766     722     853
        Interest and debt issue costs..................     453     311     285
        Amortization of policy acquisition costs.......     771     633     606
        Capitalization of policy acquisition costs.....  (1,000) (1,028) (1,060)
        Rent expense, net of sublease..................     179     180     184
        Restructuring charges..........................      --      18      88
        Minority interest..............................      51      30      22
        Other..........................................   2,467   2,105   1,696
                                                         ------  ------  ------
        Total..........................................  $5,759  $4,784  $4,281
                                                         ======  ======  ======

  During 1996 and 1995, the company recorded restructuring charges primarily related to the consolidation of administration and agency sales force leased office space and costs relating to workforce reductions.

12. OTHER INTANGIBLE ASSETS

  The value of business acquired and the excess of purchase price over the fair value of net assets acquired and changes thereto were as follows:

                                                        EXCESS OF PURCHASE PRICE
                                                           OVER FAIR VALUE OF
                         VALUE OF BUSINESS ACQUIRED       NET ASSETS ACQUIRED
                         ----------------------------  ----------------------------
                           1997      1996      1995      1997      1996      1995
                         --------  --------  --------  --------  --------  --------
YEARS ENDED DECEMBER 31
Net Balance, January 1.. $    358  $    381  $      6  $    544  $    377  $    413
Acquisitions............      176         7       396       387       197       221
Dispositions............      --        --        --        --        --       (236)
Amortization............      (36)      (30)      (21)      (47)      (30)      (21)
                         --------  --------  --------  --------  --------  --------
Net balance, December
 31..................... $    498  $    358  $    381  $    884  $    544  $    377
                         ========  ========  ========  ========  ========  ========
                           1997      1996      1995      1997      1996      1995
                         --------  --------  --------  --------  --------  --------
DECEMBER 31
Accumulated amortiza-
 tion................... $     87  $     51  $     21  $    148  $    101  $     71
                         ========  ========  ========  ========  ========  ========

13. DISCONTINUED OPERATIONS

  In January 1995 the company contributed its group medical benefits businesses to a corporate joint venture, The MetraHealth Companies, Inc. ("MetraHealth"). In October 1995, the company sold its investment in MetraHealth to United HealthCare Corporation. For its interest in MetraHealth, the company received $485 face amount of United HealthCare Corporation convertible preferred stock and $326 in cash (including additional consideration of $50 in 1996). The sale resulted in an aftertax loss of $36 in 1996 and an aftertax gain of $372 in 1995. Operating losses in 1997 and 1996 related principally to the finalization of the transfer of group medical contracts to United HealthCare Corporation.

  During 1995 the company also sold its real estate brokerage, mortgage banking and mortgage administration operations for an aggregate consideration of $251 (including additional cash consideration of $25 in 1996), resulting in aftertax gains of $17 in 1996 and $44 in 1995.

14. CONSOLIDATED CASH FLOWS INFORMATION

  During 1997 the company acquired assets of $3,777 and assumed liabilities of $3,347 through the acquisition of certain insurance and noninsurance companies. The aggregate purchase prices were allocated to the assets and liabilities acquired based upon their estimated fair values. During 1997 the company also reduced assets and liabilities by $4,342 and $4,207, respectively, through the sale of certain insurance operations, resulting in a pretax gain of $139. During 1995 the company also reduced assets and liabilities by $919 and $413, respectively, through the sale of its real estate brokerage, mortgage banking and mortgage administration operations.

  During 1997 the company assumed liabilities of $227 and received assets of $227 and during 1995 the company assumed liabilities of $1,573 and received assets of $1,573 through assumption of certain businesses from other insurance companies.

  For the years ended December 31, 1997, 1996 and 1995, respectively, real estate of $151, $189 and $429 was acquired in satisfaction of debt.

  During 1997 and 1995, fixed maturity securities with an amortized cost of $11,682 and $3,058, respectively, were transferred from held to maturity to available for sale.

15. FAIR VALUE INFORMATION

  The estimated fair value amounts of financial instruments presented below have been determined by the company using market information available as of December 31, 1997 and 1996, and appropriate valuation methodologies. However, considerable judgment is necessarily required to interpret market data to develop the estimates of fair value for financial instruments for which there are no available market value quotations.

  The estimates presented below were not necessarily indicative of the amounts the company could have realized in a market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

                                                   NOTIONAL CARRYING  ESTIMATED
                                                    AMOUNT   VALUE    FAIR VALUE
                                                   -------- --------  ----------
DECEMBER 31, 1997
Assets:
  Fixed maturities................................          $92,630    $92,630
  Equity securities...............................            4,250      4,250
  Mortgage loans on real estate...................           20,247     21,133
  Policy loans....................................            5,846      6,110
  Short-term investments..........................              705        705
  Cash and cash equivalents.......................            2,871      2,871
Liabilities:
  Policyholder account balances...................           36,433     36,664
  Short- and long-term debt.......................            7,203      7,258
Other financial instruments:
  Interest rate swaps.............................  $1,464       (1)       (19)
  Interest rate caps..............................   1,545       16         12
  Foreign currency swaps..........................     254      --         (28)
  Foreign currency forwards.......................     150      --         --
  Covered call options............................      88      (31)       (31)
  Other options...................................     565      --          (2)
  Futures contracts...............................   2,262       10         10
  Unused lines of credit..........................   2,310      --           2
                                                   NOTIONAL CARRYING  ESTIMATED
                                                    AMOUNT   VALUE    FAIR VALUE
                                                   -------- --------  ----------
DECEMBER 31, 1996
Assets:
  Fixed maturities................................          $86,361    $86,588
  Equity securities...............................            2,816      2,816
  Mortgage loans on real estate...................           18,964     19,342
  Policy loans....................................            5,842      5,796
  Short-term investments..........................              741        741
  Cash and cash equivalents.......................            2,325      2,325
Liabilities:
  Policyholder account balances...................           30,470     30,611
  Short- and long-term debt.......................            5,257      5,223
Other Financial Instruments:
  Interest rate swaps.............................  $1,242      --         (14)
  Interest rate caps..............................   1,946       20         14
  Foreign currency swaps..........................     207      --         (23)
  Foreign currency forwards.......................     151        3          3
  Covered call options............................      25       (2)        (2)
  Unused lines of credit..........................   1,821      --           1

  Estimated fair values were determined as follows: publicly traded fixed maturities (approximately 78 percent of the estimated fair value of total fixed maturities) from an independent market pricing service; all other bonds at estimated fair value determined by management (based primarily on interest rates, maturity, credit quality and average life); equity securities, on quoted market prices; mortgage loans, based on discounted projected cash flows using interest rates offered for loans to borrowers with comparable credit ratings and for the same maturities; policy loans, based on discounted projected cash flows using U.S. Treasury rates to approximate interest rates and company experience to project patterns of loan accrual and repayment; cash and cash equivalents and short-term investments, at carrying amount, which is considered to be a reasonable estimate of fair value.

  Included in fixed maturities are loaned securities with estimated fair values of $6,537 and $7,293 at December 31, 1997 and 1996, respectively.

  The fair values for policyholder account balances are estimated using discounted projected cash flows, based on interest rates being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

  The estimated fair value of short- and long-term debt was determined using rates currently available to the company for debt with similar terms and remaining maturities.

  For interest rate and foreign currency swaps, interest rate caps, foreign currency forwards, covered call options, other options and futures contracts, estimated fair value is the amount at which the contracts could be settled based on estimates obtained from dealers. The estimated fair values of unused lines of credit were based on fees charged to enter into similar agreements.

16. STATUTORY FINANCIAL INFORMATION

  The reconciliation of the net change in statutory surplus and statutory surplus determined in accordance with accounting practices prescribed or permitted by insurance regulatory authorities with net earnings and equity on a GAAP basis was as follows:

                                                             1997   1996  1995
                                                            ------  ----  ----
      YEARS ENDED DECEMBER 31
      Net change in statutory surplus...................... $  227  $366  $229
      Adjustments for GAAP:
        Future policy benefits and policyholder account
         balances..........................................   (445) (165)  (17)
        Deferred policy acquisition costs..................    159   391   376
        Deferred income taxes..............................     62   (74)  (97)
        Valuation of investments...........................   (387)  (84)  106
        Statutory asset valuation reserves.................  1,170   599    30
        Statutory interest maintenance reserve.............     53    19   284
        Surplus notes......................................    --    --   (622)
        Other, net.........................................    364  (199)  410
                                                            ------  ----  ----
          Net earnings..................................... $1,203  $853  $699
                                                            ======  ====  ====

                                                               1997     1996
                                                              -------  -------
      DECEMBER 31
      Statutory surplus.....................................  $ 7,378  $ 7,151
      Adjustments for GAAP:
        Future policy benefits and policyholder account bal-
         ances                                                 (7,305)  (5,742)
        Deferred policy acquisition costs...................    6,436    7,227
        Deferred income taxes...............................     (242)     264
        Valuation of investments............................    3,474      610
        Statutory asset valuation reserves..................    3,854    2,684
        Statutory interest maintenance reserve..............    1,261    1,208
        Surplus notes.......................................   (1,396)  (1,393)
        Other, net..........................................      601      (26)
                                                              -------  -------
          Equity............................................  $14,061  $11,983
                                                              =======  =======

17. SUBSEQUENT EVENT

  On March 12, 1998 the company reached an agreement, subject to regulatory approval, to sell substantially all of its Canadian operations to a nonaffiliated life insurance company at a gain. Financial information for the Canadian operations was as follows:

                                                               1997  1996  1995
                                                               ----- ----- ----
      YEARS ENDED DECEMBER 31
        Total revenue......................................... $ 969 $ 920 $903
        Total benefits and other deductions...................   831   802  804
        Net earnings..........................................    87    83   22
                                                               1997  1996
                                                               ----- -----
      DECEMBER 31
        Total assets.......................................... 5,881 5,826
        Total equity..........................................   957   917